UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o Investors Bank & Trust Company 200 Clarendon Street, Boston, MA 02116-5021 (Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2005

Date of reporting period: October 31, 2004

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—99.94%

AUTO MANUFACTURERS—3.77%
Denway Motors Ltd.	13,156,000	$4,436,943

		4,436,943

BANKS—8.18%
BOC Hong Kong Holdings Ltd.	5,290,000	9,617,070

		9,617,070

CHEMICALS—1.70%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,704,000	1,996,994

		1,996,994

COAL—3.40%
Yanzhou Coal Mining Co. Ltd. Class H	3,036,000	3,998,124

		3,998,124

COMMERCIAL SERVICES—7.44%
Cosco Pacific Ltd.	2,668,000	4,610,402
Jiangsu Expressway Co. Ltd. Class H	3,036,000	1,287,201
Zhejiang Expressway Co. Ltd. Class H	4,232,000	2,854,537

		8,752,140

COMPUTERS—2.25%
Lenovo Group Ltd.	7,360,000	2,647,686

		2,647,686

ELECTRIC—6.50%
Datang International Power Generation Co. Class H	3,864,000	3,077,935
Huaneng Power International Inc. Class H	6,072,000	4,563,713

		7,641,648

HOLDING COMPANIES - DIVERSIFIED—10.51%
China Merchants Holdings International Co. Ltd.	2,668,000	3,941,979
China Resources Enterprises Ltd.	2,576,000	3,590,924
Citic Pacific Ltd.	1,886,000	4,821,980

		12,354,883

INSURANCE—10.75%
China Life Insurance Co. Ltd. Class H (1)	7,498,000	4,961,161
PICC Property & Casualty Co. Ltd. Class H (1)	8,280,000	2,978,647
Ping An Insurance (Group) Co. of China Ltd. Class H (1)	2,990,000	4,705,848

		12,645,656

IRON & STEEL—1.26%
Maanshan Iron & Steel Co. Ltd. Class H	4,232,000	1,481,641

		1,481,641

MINING—2.64%
Aluminum Corporation of China Ltd. Class H	5,428,000	3,103,348

		3,103,348

OIL & GAS—19.52%
China Petroleum & Chemical Corp. Class H	11,960,000	4,532,980
CNOOC Ltd.	15,410,000	7,919,418
PetroChina Co. Ltd. Class H	20,056,000	10,500,321

		22,952,719

TELECOMMUNICATIONS—19.73%
China Mobil Ltd.	4,002,000	11,620,269
China Telecom Corp. Ltd. Class H	22,172,000	7,121,566
China Unicom Ltd.	6,256,000	4,460,878

		23,202,713

TRANSPORTATION—2.29%
China Shipping Development Co. Ltd. Class H	3,220,000	2,689,056

		2,689,056

TOTAL COMMON STOCKS (Cost: $120,845,747)		117,520,621

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	29,154	29,154

		29,154

TOTAL SHORT-TERM INVESTMENTS (Cost: $29,154)		29,154

TOTAL INVESTMENTS IN SECURITIES — 99.96% (Cost: $120,874,901) (3)		117,549,775
Other Assets, Less Liabilities — 0.04%		42,908

NET ASSETS — 100.00%		$117,592,683

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	As of October 31, 2004, the cost of investments for federal income tax purposes was $120,943,480. Net unrealized depreciation on securities based on tax cost was $3,393,705, resulting from gross unrealized appreciation on securities of $283,427 and gross unrealized depreciation on securities of $3,677,132.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—100.02%

ADVERTISING—0.26%
Getty Images Inc. (1) (2)	4,873	$288,140
West Corp. (1) (2)	5,602	157,528

		445,668

AEROSPACE & DEFENSE—0.06%
Titan Corp. (The) (1)	7,121	105,676

		105,676

COMMERCIAL SERVICES—1.67%
Accenture Ltd. (1)	48,871	1,183,167
BearingPoint Inc. (1)	16,742	145,655
ChoicePoint Inc. (1)	7,462	310,643
Convergys Corp. (1)	12,118	157,655
Paychex Inc.	31,888	1,045,735

		2,842,855

COMPUTERS—24.30%
Affiliated Computer Services Inc. Class A (1)	10,374	565,902
Anteon International Corp. (1)	3,069	120,612
Apple Computer Inc. (1)	32,005	1,681,223
BISYS Group Inc. (The) (1)	10,129	147,883
Brocade Communications Systems Inc. (1)	22,265	151,179
CACI International Inc. Class A (1)	2,420	147,547
Cadence Design Systems Inc. (1) (2)	22,911	285,013
Ceridian Corp. (1)	12,555	216,574
Cognizant Technology Solutions Corp. (1)	10,953	372,402
Computer Sciences Corp. (1)	15,843	786,922
Dell Inc. (1)	213,659	7,490,885
DST Systems Inc. (1)	7,134	319,960
Electronic Data Systems Corp.	42,756	909,420
Electronics For Imaging Inc. (1) (2)	4,570	82,443
EMC Corp. (1)	204,337	2,629,817
Gateway Inc. (1)	30,842	180,426
Henry (Jack) & Associates Inc.	7,663	142,838
Hewlett-Packard Co.	257,634	4,807,450
Imation Corp. (2)	2,986	93,372
Intergraph Corp. (1)	3,093	77,124
International Business Machines Corp.	142,287	12,770,258
Kronos Inc. (1)	2,614	128,217
Lexmark International Inc. (1)	10,971	911,800
Maxtor Corp. (1)	20,720	61,331
Mentor Graphics Corp. (1)	5,868	68,304
National Instruments Corp.	6,739	185,525
Network Appliance Inc. (1) (2)	29,345	718,072
PalmOne Inc. (1) (2)	3,934	113,968
Perot Systems Corp. Class A (1) (2)	9,545	153,006
Research in Motion Ltd. (1)	15,559	1,372,304
Reynolds & Reynolds Co. (The) Class A	5,482	134,912
SanDisk Corp. (1) (2)	13,501	281,766
Seagate Technology (2)	38,811	490,571
Silicon Storage Technology Inc. (1)	7,954	59,257

Storage Technology Corp. (1) (2)	9,498	256,636
Sun Microsystems Inc. (1)	280,858	1,272,287
SunGard Data Systems Inc. (1)	24,503	649,084
Synopsys Inc. (1)	13,103	212,793
Unisys Corp. (1)	28,161	299,070
Western Digital Corp. (1)	17,873	148,882

		41,497,035

DISTRIBUTION & WHOLESALE—0.39%
CDW Corp.	7,058	437,808
Ingram Micro Inc. Class A (1)	13,213	227,924

		665,732

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
ASM Lithography Holding NV NYS (1)	40,750	580,687

		580,687

ELECTRONICS—3.02%
Agilent Technologies Inc. (1)	40,653	1,018,764
Amphenol Corp. Class A (1)	7,453	255,861
Arrow Electronics Inc. (1)	9,626	230,639
Avnet Inc. (1)	10,277	174,298
AVX Corp. (2)	14,624	175,488
Benchmark Electronics Inc. (1)	3,448	117,129
Celestica Inc. (Canada) (1)	15,543	225,063
Cymer Inc. (1)	3,164	90,237
Flextronics International Ltd. (1)	44,688	538,490
Jabil Circuit Inc. (1)	16,953	412,127
KEMET Corp. (1) (2)	7,511	58,285
Nam Tai Electronics Inc.	3,599	74,391
PerkinElmer Inc.	10,770	221,216
Plexus Corp. (1) (2)	3,808	47,181
Sanmina-SCI Corp. (1)	44,005	352,040
Solectron Corp. (1)	72,575	378,841
Symbol Technologies Inc.	19,812	291,038
Tektronix Inc.	7,214	218,801
Trimble Navigation Ltd. (1) (2)	4,179	119,896
Vishay Intertechnology Inc. (1)	12,388	160,177

		5,159,962

ENTERTAINMENT—0.07%
Macrovision Corp. (1)	4,108	111,080

		111,080

INTERNET—9.83%
Akamai Technologies Inc. (1) (2)	10,464	144,926
Amazon.com Inc. (1) (2)	34,198	1,167,178
Ariba Inc. (1)	3,931	60,341
Ask Jeeves Inc. (1) (2)	3,963	102,166
Avocent Corp. (1)	4,151	147,776
Check Point Software Technologies Ltd. (1) (2)	21,148	478,389
CheckFree Corp. (1) (2)	7,612	235,972
CNET Networks Inc. (1) (2)	11,817	96,545
DoubleClick Inc. (1) (2)	11,444	72,784
EarthLink Inc. (1)	13,297	137,358
eBay Inc. (1)	55,501	5,417,453
IAC/InterActiveCorp (1)	53,767	1,162,443
InfoSpace Inc. (1)	2,615	137,287
Internet Security Systems Inc. (1)	4,036	87,823
Macromedia Inc. (1)	5,645	153,205
McAfee Inc. (1)	13,867	335,581
Monster Worldwide Inc. (1) (2)	9,527	267,232
RealNetworks Inc. (1)	13,956	67,687
RSA Security Inc. (1)	5,085	104,039

Symantec Corp. (1)	26,279	1,496,326
TIBCO Software Inc. (1)	16,785	163,150
VeriSign Inc. (1)	20,869	559,915
WebEx Communications Inc. (1)	3,708	81,576
Yahoo! Inc. (1) (2)	113,618	4,111,835

		16,788,987

LEISURE TIME—0.15%
Sabre Holdings Corp.	11,746	252,656

		252,656

MACHINERY—0.23%
Unova Inc. (1) (2)	5,027	77,164
Zebra Technologies Corp. Class A (1) (2)	5,981	316,933

		394,097

SEMICONDUCTORS—19.35%
Advanced Micro Devices Inc. (1) (2)	29,868	502,380
Agere Systems Inc. Class A (1)	68,914	83,386
Agere Systems Inc. Class B (1)	77,666	89,316
Altera Corp. (1)	31,617	718,654
AMIS Holdings Inc. (1)	6,808	103,482
Amkor Technology Inc. (1)	14,899	74,197
Analog Devices Inc.	31,694	1,276,000
Applied Materials Inc. (1)	142,334	2,291,577
Applied Micro Circuits Corp. (1)	26,548	96,635
ASE Test Ltd. (1)	8,380	50,615
Atmel Corp. (1)	40,462	128,669
Axcelis Technologies Inc. (1)	8,293	71,320
Broadcom Corp. Class A (1)	21,296	576,057
Conexant Systems Inc. (1)	38,770	67,072
Cree Inc. (1) (2)	6,194	213,755
Cypress Semiconductor Corp. (1)	10,528	110,860
Emulex Corp. (1)	6,893	72,445
Entegris Inc. (1)	6,394	59,177
Fairchild Semiconductor International Inc. Class A (1)	10,083	144,893
Integrated Circuit Systems Inc. (1)	6,125	138,119
Integrated Device Technology Inc. (1)	9,001	106,392
Intel Corp.	534,109	11,889,266
International Rectifier Corp. (1)	5,604	222,759
Intersil Corp. Class A	11,845	193,310
KLA-Tencor Corp. (1)	16,602	755,889
Lam Research Corp. (1)	11,276	293,514
Lattice Semiconductor Corp. (1)	9,796	48,686
Linear Technology Corp.	26,127	989,691
LSI Logic Corp. (1)	32,172	146,383
Marvell Technology Group Ltd. (1)	22,219	634,797
Maxim Integrated Products Inc.	27,213	1,197,100
Micrel Inc. (1) (2)	7,985	89,672
Microchip Technology Inc.	17,468	528,407
Micron Technology Inc. (1)	51,559	627,989
MKS Instruments Inc. (1)	4,557	72,092
National Semiconductor Corp. (1)	30,294	505,910
Novellus Systems Inc. (1)	12,492	323,668
NVIDIA Corp. (1)	13,912	201,307
OmniVision Technologies Inc. (1) (2)	4,566	72,599
PMC-Sierra Inc. (1)	15,078	154,700
QLogic Corp. (1)	7,879	256,067
Rambus Inc. (1)	8,733	150,033
Semtech Corp. (1) (2)	6,259	130,688
Silicon Laboratories Inc. (1)	4,348	130,310
Skyworks Solutions Inc. (1)	12,535	111,436
STMicroelectronics NV NYS	76,080	1,408,241
Teradyne Inc. (1)	16,441	272,263

Texas Instruments Inc.	146,156	3,573,514
TriQuint Semiconductor Inc. (1) (2)	11,991	42,688
Varian Semiconductor Equipment Associates Inc. (1) (2)	3,054	105,699
Vitesse Semiconductor Corp. (1)	17,988	48,927
Xilinx Inc.	29,312	896,947

		33,049,553

SOFTWARE—22.89%
Activision Inc. (1)	11,366	164,580
Acxiom Corp.	7,198	179,950
Adobe Systems Inc.	20,107	1,126,595
Advent Software Inc. (1)	2,867	59,806
Ascential Software Corp. (1)	4,933	69,506
ATI Technologies Inc. (1)	20,214	364,863
Autodesk Inc.	9,553	503,921
Automatic Data Processing Inc.	49,855	2,163,208
Avid Technology Inc. (1) (2)	2,656	140,715
BEA Systems Inc. (1)	34,816	282,706
BMC Software Inc. (1)	19,020	359,858
Borland Software Corp. (1)	6,976	71,434
Certegy Inc.	5,377	190,077
Citrix Systems Inc. (1)	14,240	343,611
Cognos Inc. (1)	7,970	314,895
Computer Associates International Inc.	49,141	1,361,697
Compuware Corp. (1)	32,486	188,094
CSG Systems International Inc. (1)	4,602	77,360
Electronic Arts Inc. (1) (2)	25,553	1,147,841
Fair Isaac Corp.	5,962	180,052
FileNET Corp. (1)	3,196	88,945
First Data Corp.	73,669	3,041,056
Fiserv Inc. (1)	16,468	585,273
Global Payments Inc. (2)	3,162	173,151
Hyperion Solutions Corp. (1)	3,276	131,466
Informatica Corp. (1)	7,212	56,326
Intuit Inc. (1)	16,632	754,428
Keane Inc. (1)	5,344	84,489
Mercury Interactive Corp. (1)	7,736	335,974
Microsoft Corp.	573,079	16,040,481
NetIQ Corp. (1)	4,897	62,094
Novell Inc. (1)	32,314	232,338
Open Text Corp. (1)	4,403	73,970
Oracle Corp. (1)	438,598	5,552,651
Parametric Technology Corp. (1)	22,512	116,837
PeopleSoft Inc. (1)	30,818	640,090
Quest Software Inc. (1) (2)	8,150	119,560
Red Hat Inc. (1) (2)	15,340	196,966
Siebel Systems Inc. (1)	42,394	402,743
Sybase Inc. (1)	8,301	131,405
Take-Two Interactive Software Inc. (1) (2)	3,695	121,787
THQ Inc. (1)	3,185	60,197
Veritas Software Corp. (1)	36,107	790,021

		39,083,017

TELECOMMUNICATIONS—17.46%
Adaptec Inc. (1)	8,911	69,506
ADC Telecommunications Inc. (1)	68,150	150,612
ADTRAN Inc.	6,803	146,945
Advanced Fibre Communications Inc. (1)	7,502	117,181
Amdocs Ltd. (1)	18,251	459,013
Andrew Corp. (1)	13,419	187,598
Aspect Communications Corp. (1)	6,872	65,387
Avaya Inc. (1)	37,287	536,933
Black Box Corp. (2)	1,479	58,095
CIENA Corp. (1)	47,084	116,297

Cisco Systems Inc. (1)	570,834	10,965,721
Comverse Technology Inc. (1)	16,525	341,076
Corning Inc. (1)	115,624	1,323,895
Extreme Networks Inc. (1)	10,445	61,103
Foundry Networks Inc. (1)	11,541	139,992
Harris Corp.	5,624	346,045
InterDigital Communications Corp. (1)	4,571	72,679
JDS Uniphase Corp. (1)	116,404	369,001
Juniper Networks Inc. (1)	44,801	1,192,155
Lucent Technologies Inc. (1) (2)	361,896	1,284,731
Motorola Inc.	197,919	3,416,082
Newport Corp. (1)	3,476	39,244
Nortel Networks Corp. (Canada) (1)	360,389	1,221,719
Polycom Inc. (1)	8,453	174,554
QUALCOMM Inc.	136,804	5,719,775
RF Micro Devices Inc. (1) (2)	15,933	103,724
Scientific-Atlanta Inc.	12,905	353,468
Sycamore Networks Inc. (1)	23,547	86,417
Tekelec (1)	5,305	118,408
Tellabs Inc. (1) (2)	35,132	281,056
3Com Corp. (1)	32,612	135,014
UTStarcom Inc. (1) (2)	9,523	163,034

		29,816,460

TOTAL COMMON STOCKS (Cost: $180,546,295)		170,793,465

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—6.96%

COMMERCIAL PAPER—1.18%
Amsterdam Funding Corp.
1.79%, 11/08/04 (3)	$58,820	58,799
Aspen Funding Corp.
1.85%, 11/01/04 (3)	225,083	225,083
Barton Capital Corp.
1.78%, 11/04/04 (3)	67,763	67,753
1.79%, 11/08/04 (3)	61,554	61,532
CRC Funding LLC
1.78%, 11/09/04 (3)	39,213	39,198
Delaware Funding Corp.
1.78%, 11/10/04 (3)	43,134	43,115
Edison Asset Securitization
1.45%, 11/09/04 (3)	78,426	78,401
1.59%, 12/02/04 (3)	78,426	78,319
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	33,319	33,319
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	39,213	39,064
Grampian Funding LLC
1.59%, 11/30/04 (3)	39,213	39,163
Liberty Street Funding Corp.
1.80%, 11/12/04 (3)	19,607	19,596
Nationwide Building Society
1.63%, 12/09/04 (3)	65,094	64,982
Polonius Inc.
1.79%, 11/12/04 (3)	39,213	39,192
Prudential Funding LLC
1.60%, 12/01/04 (3)	39,213	39,161
1.85%, 11/01/04 (3)	196,066	196,066

Ranger Funding Co. LLC
1.79%, 11/01/04 (3)	44,960	44,960
Scaldis Capital LLC
1.78%, 11/08/04 (3)	176,459	176,398
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (3)	45,875	45,850
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	117,639	117,472
1.85%, 11/01/04 (3)	392,131	392,131
Windmill Funding Corp.
1.79%, 11/02/04 (3)	11,764	11,763
1.79%, 11/03/04 (3)	47,056	47,051
1.79%, 11/08/04 (3)	57,094	57,075

		2,015,443

FLOATING RATE NOTES—2.10%

American Express Credit Corp.
1.95%, 10/26/05 (3)	78,426	78,468
Bank of Nova Scotia
1.85%, 09/26/05 (3)	19,607	19,599
Beta Finance Inc.
1.78%, 05/04/05 (3) (4)	47,056	47,051
1.89%, 09/23/05 (3) (4)	70,584	70,558
1.89%, 09/27/05 (3) (4)	62,741	62,718
1.91%, 03/15/05 (3) (4)	39,213	39,225
2.04%, 10/27/05 (3) (4)	74,505	74,586
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (3)	117,639	117,606
1.90%, 10/31/05 (3)	78,426	78,406
CC USA Inc.
1.78%, 05/04/05 (3) (4)	78,426	78,419
2.06%, 07/29/05 (3) (4)	78,426	78,409
Den Danske Bank NY
1.79%, 08/12/05 (3)	78,426	78,408
1.87%, 08/26/05 (3)	78,426	78,408
2.00%, 10/17/05 (3)	78,426	78,404
Depfa Bank PLC
1.86%, 09/15/05 (3)	78,426	78,426
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	65,094	65,079
Five Finance Inc.
1.91%, 04/29/05 (3) (4)	62,741	62,738
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	78,426	78,426
K2 USA LLC
1.81%, 09/12/05 (3) (4)	78,426	78,413
1.82%, 06/10/05 (3) (4)	78,426	78,420
1.89%, 10/20/05 (3) (4)	78,426	78,429
2.05%, 07/25/05 (3) (4)	39,213	39,207
Links Finance LLC
1.82%, 04/15/05 (3) (4)	78,426	78,419
2.12%, 04/25/05 (3)	78,426	78,451
National City Bank (Ohio)
1.79%, 08/09/05 (3)	78,426	78,408
1.85%, 06/10/05 (3)	39,213	39,221
1.86%, 06/23/05 (3)	78,426	78,411
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	133,325	133,342
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	78,426	78,406

Northern Rock PLC
1.90%, 10/25/05 (3) (4)	156,852	156,852
2.02%, 01/13/05 (3) (4)	74,505	74,505
Permanent Financing PLC
1.81%, 03/10/05 (3)	78,426	78,426
1.82%, 12/10/04 (3)	39,213	39,214
1.84%, 06/10/05 (3)	35,292	35,292
Sigma Finance Inc.
1.84%, 11/15/04 (3)	78,426	78,426
1.86%, 08/17/05 (3)	39,213	39,216
1.86%, 09/15/05 (3)	98,033	98,041
Tango Finance Corp.
1.66%, 05/17/05 (3) (4)	65,094	65,092
1.70%, 02/25/05 (3) (4)	43,919	43,916
1.80%, 04/07/05 (3) (4)	28,782	28,781
1.83%, 01/18/05 (3) (4)	34,508	34,507
1.84%, 09/15/05 (3) (4)	69,015	69,006
1.90%, 07/25/05 (3) (4)	78,426	78,420
WhistleJacket Capital LLC
1.83%, 07/15/05 (3) (4)	58,820	58,811
1.83%, 09/15/05 (3)	58,820	58,809
1.83%, 10/14/05 (3) (4)	39,213	39,209
1.84%, 06/15/05 (3) (4)	39,213	39,208
White Pine Finance LLC
1.68%, 05/20/05 (3)	35,292	35,290
1.80%, 07/05/05 (3)	39,213	39,207
1.82%, 04/15/05 (3) (4)	58,820	58,814
1.83%, 11/15/04 (3) (4)	47,056	47,056
1.84%, 06/15/05 (3) (4)	32,155	32,155
1.89%, 03/29/05 (3)	33,723	33,720
1.90%, 08/26/05 (3) (4)	39,213	39,207
2.02%, 07/11/05 (3)	19,607	19,605
Winston Funding Ltd.
2.16%, 01/23/05 (3) (4)	55,996	55,996

		3,580,842

MEDIUM-TERM NOTES—0.14%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	78,426	78,423
1.51%, 02/15/05 (3) (4)	50,977	51,000
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	58,820	58,819
K2 USA LLC
1.46%, 01/12/05 (3) (4)	39,213	39,212
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	19,607	19,606

		247,060

MONEY MARKET FUNDS—1.46%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	313,705	313,705
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,267,581	1,267,581
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	862,688	862,688
BlackRock Temp Cash Money Market Fund (3)	17,577	17,577
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	32,007	32,007

		2,493,558

REPURCHASE AGREEMENTS—1.10%

Banc of America Securities LLC
1.86%, 11/01/04 (3) (6)	313,705	313,705

Bank of America N.A.
1.86%, 11/01/04 (3) (6)	784,262	784,262
Goldman Sachs & Co.
1.86%, 11/01/04 (3) (6)	784,262	784,262

		1,882,229

TIME DEPOSITS—0.81%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	78,426	78,426
1.33%, 02/10/05 (3)	39,213	39,211
1.39%, 02/02/05 (3)	39,213	39,212
1.39%, 04/08/05 (3)	54,898	54,895
Bank of New York
1.39%, 11/01/04 (3)	78,426	78,426
1.60%, 12/03/04 (3)	19,607	19,606
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (3)	19,607	19,607
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	50,193	50,191
Key Bank N.A.
1.81%, 11/01/04 (3)	101,954	101,954
National City Bank (Ohio)
1.25%, 01/06/05 (3)	78,426	78,427
Nordea Bank PLC
2.11%, 06/07/05 (3)	78,426	78,417
Rabobank Nederland NV NY
1.85%, 11/01/04 (3)	156,852	156,852
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	137,246	137,237
1.34%, 02/10/05 (3)	31,370	31,369
1.41%, 11/01/04 (3)	58,820	58,820
1.77%, 05/10/05 (3)	39,213	39,211
1.90%, 05/11/05 (3)	39,213	39,211
World Savings Bank FSB
1.76%, 11/12/04 (3)	278,413	278,411

		1,379,483

U.S. GOVERNMENT AGENCY NOTES—0.17%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	54,898	54,978
1.80%, 01/18/05 (3)	36,468	36,326
1.80%, 01/19/05 (3)	39,213	39,058
2.06%, 05/31/05 (3)	39,098	38,626
Federal National Mortgage Association
2.33%, 07/22/05 (3)	117,639	115,641

		284,629

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,883,244)		11,883,244

TOTAL INVESTMENTS IN SECURITIES — 106.98% (Cost: $192,429,539) (7)		182,676,709
Other Assets, Less Liabilities — (6.98%)		(11,913,852)

NET ASSETS — 100.00%		$170,762,857

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(7)	As of October 31, 2004, the cost of investments for federal income tax purposes was $194,522,078. Net unrealized depreciation on securities based on tax cost was $11,845,369, resulting from gross unrealized appreciation on securities of $7,909,015 and gross unrealized depreciation on securities of $19,754,384.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—100.01%

COMPUTERS—4.93%
Research in Motion Ltd. (1) (2)	89,671	$7,908,982

		7,908,982

SEMICONDUCTORS—13.39%
Agere Systems Inc. Class A (1)	710,403	859,588
Agere Systems Inc. Class B (1)	834,069	959,179
Applied Micro Circuits Corp. (1)	265,597	966,773
Broadcom Corp. Class A (1)	294,539	7,967,280
Conexant Systems Inc. (1)	413,144	714,739
Marvell Technology Group Ltd. (1) (2)	236,038	6,743,606
PMC-Sierra Inc. (1) (2)	158,321	1,624,374
Skyworks Solutions Inc. (1) (2)	126,176	1,121,705
Vitesse Semiconductor Corp. (1)	188,771	513,457

		21,470,701

TELECOMMUNICATIONS—81.69%
ADC Telecommunications Inc. (1)	735,792	1,626,100
ADTRAN Inc.	76,496	1,652,314
Advanced Fibre Communications Inc. (1)	77,748	1,214,424
Avaya Inc. (1)	397,841	5,728,910
CIENA Corp. (1)	423,136	1,045,146
Cisco Systems Inc. (1)	402,479	7,731,622
Comverse Technology Inc. (1)	185,377	3,826,181
Corning Inc. (1)	1,203,802	13,783,533
Extreme Networks Inc. (1)	117,762	688,908
Foundry Networks Inc. (1) (2)	132,481	1,606,995
InterDigital Communications Corp. (1)	42,866	681,569
JDS Uniphase Corp. (1)	1,251,872	3,968,434
Juniper Networks Inc. (1)	301,545	8,024,112
Lucent Technologies Inc. (1) (2)	3,871,867	13,745,128
Motorola Inc.	986,474	17,026,541
Nortel Networks Corp. (Canada) (1)	3,368,029	11,417,618
Polycom Inc. (1)	94,727	1,956,113
QUALCOMM Inc.	544,781	22,777,294
Scientific-Atlanta Inc.	145,429	3,983,300
Sycamore Networks Inc. (1)	230,266	845,076
Tellabs Inc. (1) (2)	387,382	3,099,056
3Com Corp. (1)	388,513	1,608,444
UTStarcom Inc. (1) (2)	170,337	2,916,169

		130,952,987

TOTAL COMMON STOCKS (Cost: $180,130,610)		160,332,670

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—16.99%

COMMERCIAL PAPER—2.90%

Amsterdam Funding Corp.
1.79%, 11/08/04 (3)	$135,624	135,577
Aspen Funding Corp.
1.85%, 11/01/04 (3)	518,988	518,988
Barton Capital Corp.
1.78%, 11/04/04 (3)	156,244	156,221
1.79%, 11/08/04 (3)	141,928	141,878
CRC Funding LLC
1.78%, 11/09/04 (3)	90,416	90,380
Delaware Funding Corp.
1.78%, 11/10/04 (3)	99,458	99,413
Edison Asset Securitization
1.45%, 11/09/04 (3)	180,832	180,774
1.59%, 12/02/04 (3)	180,832	180,584
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	76,826	76,826
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	90,416	90,072
Grampian Funding LLC
1.59%, 11/30/04 (3)	90,416	90,300
Liberty Street Funding Corp.
1.80%, 11/12/04 (3)	45,208	45,183
Nationwide Building Society
1.63%, 12/09/04 (3)	150,090	149,832
Polonius Inc.
1.79%, 11/12/04 (3)	90,416	90,367
Prudential Funding LLC
1.60%, 12/01/04 (3)	90,416	90,295
1.85%, 11/01/04 (3)	452,080	452,080
Ranger Funding Co. LLC
1.79%, 11/01/04 (3)	103,667	103,667
Scaldis Capital LLC
1.78%, 11/08/04 (3)	406,872	406,732
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (3)	105,778	105,719
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	271,248	270,863
1.85%, 11/01/04 (3)	904,160	904,160
Windmill Funding Corp.
1.79%, 11/02/04 (3)	27,125	27,123
1.79%, 11/03/04 (3)	108,499	108,488
1.79%, 11/08/04 (3)	131,646	131,600

		4,647,122

FLOATING RATE NOTES—5.15%

American Express Credit Corp.
1.95%, 10/26/05 (3)	180,832	180,928
Bank of Nova Scotia
1.85%, 09/26/05 (3)	45,208	45,190
Beta Finance Inc.
1.78%, 05/04/05 (3) (4)	108,499	108,489
1.89%, 09/23/05 (3) (4)	162,749	162,691
1.89%, 09/27/05 (3) (4)	144,666	144,614
1.91%, 03/15/05 (3) (4)	90,416	90,443
2.04%, 10/27/05 (3) (4)	171,790	171,977
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (3)	271,248	271,171
1.90%, 10/31/05 (3)	180,832	180,785
CC USA Inc.
1.78%, 05/04/05 (3) (4)	180,832	180,814
2.06%, 07/29/05 (3) (4)	180,832	180,792

Den Danske Bank NY
1.79%, 08/12/05 (3)	180,832	180,790
1.87%, 08/26/05 (3)	180,832	180,788
2.00%, 10/17/05 (3)	180,832	180,780
Depfa Bank PLC
1.86%, 09/15/05 (3)	180,832	180,832
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	150,090	150,057
Five Finance Inc.
1.91%, 04/29/05 (3) (4)	144,666	144,658
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	180,832	180,832
K2 USA LLC
1.81%, 09/12/05 (3) (4)	180,832	180,801
1.82%, 06/10/05 (3) (4)	180,832	180,818
1.89%, 10/20/05 (3) (4)	180,832	180,838
2.05%, 07/25/05 (3) (4)	90,416	90,403
Links Finance LLC
1.82%, 04/15/05 (3) (4)	180,832	180,816
2.12%, 04/25/05 (3)	180,832	180,889
National City Bank (Ohio)
1.79%, 08/09/05 (3)	180,832	180,790
1.85%, 06/10/05 (3)	90,416	90,433
1.86%, 06/23/05 (3)	180,832	180,797
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	307,414	307,454
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	180,832	180,785
Northern Rock PLC
1.90%, 10/25/05 (3) (4)	361,664	361,664
2.02%, 01/13/05 (3) (4)	171,790	171,790
Permanent Financing PLC
1.81%, 03/10/05 (3)	180,832	180,832
1.82%, 12/10/04 (3)	90,416	90,416
1.84%, 06/10/05 (3)	81,374	81,374
Sigma Finance Inc.
1.84%, 11/15/04 (3)	180,832	180,831
1.86%, 08/17/05 (3)	90,416	90,422
1.86%, 09/15/05 (3)	226,040	226,058
Tango Finance Corp.
1.66%, 05/17/05 (3) (4)	150,090	150,086
1.70%, 02/25/05 (3) (4)	101,266	101,259
1.80%, 04/07/05 (3) (4)	66,365	66,362
1.83%, 01/18/05 (3) (4)	79,566	79,564
1.84%, 09/15/05 (3) (4)	159,132	159,110
1.90%, 07/25/05 (3) (4)	180,832	180,819
WhistleJacket Capital LLC
1.83%, 07/15/05 (3) (4)	135,624	135,605
1.83%, 09/15/05 (3)	135,624	135,600
1.83%, 10/14/05 (3) (4)	90,416	90,407
1.84%, 06/15/05 (3) (4)	90,416	90,403
White Pine Finance LLC
1.68%, 05/20/05 (3)	81,374	81,370
1.80%, 07/05/05 (3)	90,416	90,403
1.82%, 04/15/05 (3) (4)	135,624	135,612
1.83%, 11/15/04 (3) (4)	108,499	108,499
1.84%, 06/15/05 (3) (4)	74,141	74,141
1.89%, 03/29/05 (3)	77,758	77,751
1.90%, 08/26/05 (3) (4)	90,416	90,401
2.02%, 07/11/05 (3)	45,208	45,204
Winston Funding Ltd.
2.16%, 01/23/05 (3) (4)	129,114	129,114

		8,256,552

MEDIUM-TERM NOTES—0.36%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	180,832	180,824
1.51%, 02/15/05 (3) (4)	117,541	117,594
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	135,624	135,622
K2 USA LLC
1.46%, 01/12/05 (3) (4)	90,416	90,414
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	45,208	45,206

		569,660

MONEY MARKET FUNDS—3.48%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	723,328	723,328
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,752,206	2,752,206
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,989,151	1,989,151
BlackRock Temp Cash Money Market Fund (3)	40,529	40,529
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	73,800	73,800

		5,579,014

REPURCHASE AGREEMENTS—2.71%

Banc of America Securities LLC
1.86%, 11/01/04 (3) (6)	723,328	723,328
Bank of America N.A.
1.86%, 11/01/04 (3) (6)	1,808,319	1,808,319
Goldman Sachs & Co.
1.86%, 11/01/04 (3) (6)	1,808,319	1,808,319

		4,339,966

TIME DEPOSITS—1.98%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	180,832	180,832
1.33%, 02/10/05 (3)	90,416	90,412
1.39%, 02/02/05 (3)	90,416	90,412
1.39%, 04/08/05 (3)	126,582	126,574
Bank of New York
1.39%, 11/01/04 (3)	180,832	180,832
1.60%, 12/03/04 (3)	45,208	45,206
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (3)	45,208	45,208
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	115,732	115,728
Key Bank N.A.
1.81%, 11/01/04 (3)	235,081	235,081
National City Bank (Ohio)
1.25%, 01/06/05 (3)	180,832	180,834
Nordea Bank PLC
2.11%, 06/07/05 (3)	180,832	180,810
Rabobank Nederland NV NY
1.85%, 11/01/04 (3)	361,664	361,664
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	316,456	316,434
1.34%, 02/10/05 (3)	72,333	72,330
1.41%, 11/01/04 (3)	135,624	135,624
1.77%, 05/10/05 (3)	90,416	90,411
1.90%, 05/11/05 (3)	90,416	90,411
World Savings Bank FSB
1.76%, 11/12/04 (3)	641,953	641,949

		3,180,752

U.S. GOVERNMENT AGENCY NOTES—0.41%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	126,582	126,766
1.80%, 01/18/05 (3)	84,087	83,759
1.80%, 01/19/05 (3)	90,416	90,059
2.06%, 05/31/05 (3)	90,150	89,062
Federal National Mortgage Association
2.33%, 07/22/05 (3)	271,248	266,641

		656,287

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,229,353)		27,229,353

TOTAL INVESTMENTS IN SECURITIES — 117.00% (Cost: $207,359,963) (7)		187,562,023
Other Assets, Less Liabilities — (17.00%)		(27,254,381)

NET ASSETS — 100.00%		$160,307,642

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(7)	As of October 31, 2004, the cost of investments for federal income tax purposes was $209,556,854. Net unrealized depreciation on securities based on tax cost was $21,994,831, resulting from gross unrealized appreciation on securities of $8,763,930 and gross unrealized depreciation on securities of $30,758,761.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—100.02%

COMPUTERS—1.17%
SanDisk Corp. (1) (2)	122,800	$2,562,836

		2,562,836

ELECTRICAL COMPONENTS & EQUIPMENT—2.39%
ASM Lithography Holding NV NYS (1)	367,063	5,230,648

		5,230,648

ELECTRONICS—0.37%
Cymer Inc. (1) (2)	28,031	799,444

		799,444

SEMICONDUCTORS—85.63%
Advanced Micro Devices Inc. (1) (2)	268,992	4,524,445
Agere Systems Inc. Class A (1)	615,056	744,218
Altera Corp. (1)	284,808	6,473,686
AMIS Holdings Inc. (1) (2)	62,782	954,286
Amkor Technology Inc. (1)	133,203	663,351
Analog Devices Inc.	286,021	11,515,205
Applied Materials Inc. (1)	1,151,207	18,534,433
Applied Micro Circuits Corp. (1)	236,948	862,491
Atmel Corp. (1)	361,209	1,148,645
Axcelis Technologies Inc. (1)	75,790	651,794
Broadcom Corp. Class A (1)	192,491	5,206,882
Conexant Systems Inc. (1)	353,305	611,218
Cypress Semiconductor Corp. (1)	94,089	990,757
Entegris Inc. (1) (2)	55,663	515,161
Fairchild Semiconductor International Inc. Class A (1)	90,608	1,302,037
Integrated Circuit Systems Inc. (1) (2)	55,158	1,243,813
Integrated Device Technology Inc. (1)	80,391	950,222
Intel Corp.	757,179	16,854,804
International Rectifier Corp. (1) (2)	50,162	1,993,939
Intersil Corp. Class A	106,403	1,736,497
KLA-Tencor Corp. (1)	149,555	6,809,239
Lam Research Corp. (1) (2)	101,905	2,652,587
Lattice Semiconductor Corp. (1) (2)	86,263	428,727
Linear Technology Corp.	235,406	8,917,179
LSI Logic Corp. (1)	290,094	1,319,928
Marvell Technology Group Ltd. (1)	201,222	5,748,912
Maxim Integrated Products Inc.	245,197	10,786,216
Micrel Inc. (1)	70,415	790,760
Microchip Technology Inc.	157,300	4,758,325
Micron Technology Inc. (1)	464,484	5,657,415
MKS Instruments Inc. (1) (2)	40,787	645,250
National Semiconductor Corp. (1)	272,942	4,558,131
Novellus Systems Inc. (1)	112,473	2,914,175
NVIDIA Corp. (1)	126,172	1,825,709
PMC-Sierra Inc. (1) (2)	134,218	1,377,077
Rambus Inc. (1)	77,726	1,335,333
Semtech Corp. (1) (2)	56,684	1,183,562
Silicon Laboratories Inc. (1) (2)	39,152	1,173,385
Skyworks Solutions Inc. (1) (2)	114,136	1,014,669

STMicroelectronics NV NYS (2)	685,664	12,691,641
Teradyne Inc. (1) (2)	147,514	2,442,832
Texas Instruments Inc.	852,673	20,847,855
TriQuint Semiconductor Inc. (1) (2)	103,794	369,507
Varian Semiconductor Equipment Associates Inc. (1) (2)	27,686	958,212
Vitesse Semiconductor Corp. (1) (2)	165,529	450,239
Xilinx Inc.	264,103	8,081,552

		187,216,301

SOFTWARE—1.50%
ATI Technologies Inc. (1)	181,974	3,284,631

		3,284,631

TELECOMMUNICATIONS—8.96%
Motorola Inc.	1,081,169	18,660,977
RF Micro Devices Inc. (1) (2)	141,707	922,513

		19,583,490

TOTAL COMMON STOCKS (Cost: $246,807,983)		218,677,350

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.47%

COMMERCIAL PAPER—1.95%

Amsterdam Funding Corp.
1.79%, 11/08/04 (3)	$124,749	124,706
Aspen Funding Corp.
1.85%, 11/01/04 (3)	477,375	477,375
Barton Capital Corp.
1.78%, 11/04/04 (3)	143,716	143,695
1.79%, 11/08/04 (3)	130,548	130,502
CRC Funding LLC
1.78%, 11/09/04 (3)	83,166	83,133
Delaware Funding Corp.
1.78%, 11/10/04 (3)	91,483	91,442
Edison Asset Securitization
1.45%, 11/09/04 (3)	166,333	166,279
1.59%, 12/02/04 (3)	166,333	166,105
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	70,666	70,666
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	83,166	82,850
Grampian Funding LLC
1.59%, 11/30/04 (3)	83,166	83,060
Liberty Street Funding Corp.
1.80%, 11/12/04 (3)	41,583	41,560
Nationwide Building Society
1.63%, 12/09/04 (3)	138,056	137,819
Polonius Inc.
1.79%, 11/12/04 (3)	83,166	83,121
Prudential Funding LLC
1.60%, 12/01/04 (3)	83,166	83,055
1.85%, 11/01/04 (3)	415,832	415,832
Ranger Funding Co. LLC
1.79%, 11/01/04 (3)	95,355	95,355
Scaldis Capital LLC
1.78%, 11/08/04 (3)	374,248	374,119
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (3)	97,296	97,242

UBS Finance (Delaware)
1.11%, 12/17/04 (3)	249,499	249,145
1.85%, 11/01/04 (3)	831,663	831,663
Windmill Funding Corp.
1.79%, 11/02/04 (3)	24,950	24,949
1.79%, 11/03/04 (3)	99,800	99,790
1.79%, 11/08/04 (3)	121,090	121,049

		4,274,512

FLOATING RATE NOTES—3.47%

American Express Credit Corp.
1.95%, 10/26/05 (3)	166,333	166,421
Bank of Nova Scotia
1.85%, 09/26/05 (3)	41,583	41,567
Beta Finance Inc.
1.78%, 05/04/05 (3) (4)	99,800	99,790
1.89%, 09/23/05 (3) (4)	149,699	149,646
1.89%, 09/27/05 (3) (4)	133,066	133,018
1.91%, 03/15/05 (3) (4)	83,166	83,191
2.04%, 10/27/05 (3) (4)	158,016	158,187
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (3)	249,499	249,428
1.90%, 10/31/05 (3)	166,333	166,290
CC USA Inc.
1.78%, 05/04/05 (3) (4)	166,333	166,316
2.06%, 07/29/05 (3) (4)	166,333	166,296
Den Danske Bank NY
1.79%, 08/12/05 (3)	166,333	166,294
1.87%, 08/26/05 (3)	166,333	166,292
2.00%, 10/17/05 (3)	166,333	166,285
Depfa Bank PLC
1.86%, 09/15/05 (3)	166,333	166,333
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	138,056	138,025
Five Finance Inc.
1.91%, 04/29/05 (3) (4)	133,066	133,060
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	166,333	166,333
K2 USA LLC
1.81%, 09/12/05 (3) (4)	166,333	166,304
1.82%, 06/10/05 (3) (4)	166,333	166,320
1.89%, 10/20/05 (3) (4)	166,333	166,338
2.05%, 07/25/05 (3) (4)	83,166	83,154
Links Finance LLC
1.82%, 04/15/05 (3) (4)	166,333	166,318
2.12%, 04/25/05 (3)	166,333	166,385
National City Bank (Ohio)
1.79%, 08/09/05 (3)	166,333	166,295
1.85%, 06/10/05 (3)	83,166	83,182
1.86%, 06/23/05 (3)	166,333	166,301
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	282,765	282,802
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	166,333	166,290
Northern Rock PLC
1.90%, 10/25/05 (3) (4)	332,665	332,665
2.02%, 01/13/05 (3) (4)	158,016	158,016
Permanent Financing PLC
1.81%, 03/10/05 (3)	166,333	166,333
1.82%, 12/10/04 (3)	83,166	83,167
1.84%, 06/10/05 (3)	74,850	74,850
Sigma Finance Inc.
1.84%, 11/15/04 (3)	166,333	166,332

1.86%, 08/17/05 (3)	83,166	83,172
1.86%, 09/15/05 (3)	207,916	207,932
Tango Finance Corp.
1.66%, 05/17/05 (3) (4)	138,056	138,052
1.70%, 02/25/05 (3) (4)	93,146	93,140
1.80%, 04/07/05 (3) (4)	61,044	61,041
1.83%, 01/18/05 (3) (4)	73,186	73,185
1.84%, 09/15/05 (3) (4)	146,373	146,353
1.90%, 07/25/05 (3) (4)	166,333	166,320
WhistleJacket Capital LLC
1.83%, 07/15/05 (3) (4)	124,749	124,732
1.83%, 09/15/05 (3)	124,749	124,728
1.83%, 10/14/05 (3) (4)	83,166	83,159
1.84%, 06/15/05 (3) (4)	83,166	83,155
White Pine Finance LLC
1.68%, 05/20/05 (3)	74,850	74,846
1.80%, 07/05/05 (3)	83,166	83,154
1.82%, 04/15/05 (3) (4)	124,749	124,738
1.83%, 11/15/04 (3) (4)	99,800	99,800
1.84%, 06/15/05 (3) (4)	68,196	68,196
1.89%, 03/29/05 (3)	71,523	71,516
1.90%, 08/26/05 (3) (4)	83,166	83,153
2.02%, 07/11/05 (3)	41,583	41,580
Winston Funding Ltd.
2.16%, 01/23/05 (3) (4)	118,761	118,761

		7,594,537

MEDIUM-TERM NOTES—0.24%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	166,333	166,325
1.51%, 02/15/05 (3) (4)	108,116	108,166
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	124,749	124,748
K2 USA LLC
1.46%, 01/12/05 (3) (4)	83,166	83,165
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	41,583	41,581

		523,985

MONEY MARKET FUNDS—2.36%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	665,330	665,330
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,571,089	2,571,089
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,829,659	1,829,659
BlackRock Temp Cash Money Market Fund (3)	37,280	37,280
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	67,883	67,883

		5,171,241

REPURCHASE AGREEMENTS—1.83%

Banc of America Securities LLC
1.86%, 11/01/04 (3) (6)	665,330	665,330
Bank of America N.A.
1.86%, 11/01/04 (3) (6)	1,663,326	1,663,326
Goldman Sachs & Co.
1.86%, 11/01/04 (3) (6)	1,663,326	1,663,326

		3,991,982

TIME DEPOSITS—1.34%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	166,333	166,333
1.33%, 02/10/05 (3)	83,166	83,163
1.39%, 02/02/05 (3)	83,166	83,163
1.39%, 04/08/05 (3)	116,433	116,425
Bank of New York
1.39%, 11/01/04 (3)	166,333	166,333
1.60%, 12/03/04 (3)	41,583	41,582
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (3)	41,583	41,583
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	106,453	106,448
Key Bank N.A.
1.81%, 11/01/04 (3)	216,232	216,233
National City Bank (Ohio)
1.25%, 01/06/05 (3)	166,333	166,334
Nordea Bank PLC
2.11%, 06/07/05 (3)	166,333	166,313
Rabobank Nederland NV NY
1.85%, 11/01/04 (3)	332,665	332,665
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	291,082	291,062
1.34%, 02/10/05 (3)	66,533	66,530
1.41%, 11/01/04 (3)	124,749	124,749
1.77%, 05/10/05 (3)	83,166	83,162
1.90%, 05/11/05 (3)	83,166	83,162
World Savings Bank FSB
1.76%, 11/12/04 (3)	590,481	590,477

		2,925,717

U.S. GOVERNMENT AGENCY NOTES—0.28%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	116,433	116,601
1.80%, 01/18/05 (3)	77,345	77,043
1.80%, 01/19/05 (3)	83,166	82,838
2.06%, 05/31/05 (3)	82,922	81,921
Federal National Mortgage Association
2.33%, 07/22/05 (3)	249,499	245,261

		603,664

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,085,638)		25,085,638

TOTAL INVESTMENTS IN SECURITIES — 111.49% (Cost: $271,893,621) (7)		243,762,988
Other Assets, Less Liabilities — (11.49%)		(25,124,840)

NET ASSETS — 100.00%		$218,638,148

NYS - New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(7)	As of October 31, 2004, the cost of investments for federal income tax purposes was $272,401,801. Net unrealized depreciation on securities based on tax cost was $28,638,813, resulting from gross unrealized appreciation on securities of $4,135,772 and gross unrealized depreciation on securities of $32,774,585.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—100.02%

COMPUTERS—3.84%
Cadence Design Systems Inc. (1) (2)	152,472	$1,896,752
Kronos Inc. (1) (2)	17,285	847,829
Mentor Graphics Corp. (1) (2)	39,139	455,578
Synopsys Inc. (1)	86,539	1,405,393

		4,605,552

INTERNET—18.07%
Ariba Inc. (1)	25,557	392,300
Check Point Software Technologies Ltd. (1) (2)	138,913	3,142,351
Internet Security Systems Inc. (1)	26,924	585,866
McAfee Inc. (1)	92,186	2,230,901
RSA Security Inc. (1)	34,438	704,601
Symantec Corp. (1)	173,427	9,874,933
TIBCO Software Inc. (1)	110,472	1,073,788
VeriSign Inc. (1)	138,157	3,706,752

		21,711,492

SOFTWARE—75.22%
Activision Inc. (1)	75,261	1,089,779
Adobe Systems Inc.	133,073	7,456,080
Advent Software Inc. (1)	18,531	386,557
Autodesk Inc.	63,020	3,324,305
BEA Systems Inc. (1)	228,991	1,859,407
BMC Software Inc. (1)	125,406	2,372,682
Borland Software Corp. (1)	45,148	462,316
Citrix Systems Inc. (1)	94,901	2,289,961
Cognos Inc. (1)	53,039	2,095,571
Computer Associates International Inc.	324,280	8,985,799
Compuware Corp. (1)	214,179	1,240,096
Electronic Arts Inc. (1)	168,661	7,576,252
Fair Isaac Corp. (2)	39,311	1,187,192
FileNET Corp. (1) (2)	21,711	604,217
Hyperion Solutions Corp. (1)	21,727	871,905
Informatica Corp. (1) (2)	47,928	374,318
Intuit Inc. (1)	109,726	4,977,171
Mercury Interactive Corp. (1)	51,354	2,230,304
Microsoft Corp.	377,179	10,557,240
NetIQ Corp. (1)	31,882	404,264
Novell Inc. (1) (2)	214,053	1,539,041
Open Text Corp. (1) (2)	29,697	498,910
Oracle Corp. (1)	865,166	10,953,002
Parametric Technology Corp. (1)	149,230	774,504
PeopleSoft Inc. (1)	203,356	4,223,704
Quest Software Inc. (1) (2)	52,878	775,720
Red Hat Inc. (1) (2)	101,989	1,309,539
Siebel Systems Inc. (1)	279,969	2,659,705
Sybase Inc. (1)	53,950	854,029
Take-Two Interactive Software Inc. (1) (2)	24,845	818,891
THQ Inc. (1) (2)	21,272	402,041
Veritas Software Corp. (1)	238,235	5,212,582

		90,367,084

TELECOMMUNICATIONS—2.89%
Amdocs Ltd. (1)	120,359	3,027,029
Aspect Communications Corp. (1)	46,724	444,579

		3,471,608

TOTAL COMMON STOCKS (Cost: $121,677,744)		120,155,736

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.43%

COMMERCIAL PAPER—1.44%

Amsterdam Funding Corp.
1.79%, 11/08/04 (3)	$50,480	50,463
Aspen Funding Corp.
1.85%, 11/01/04 (3)	193,171	193,171
Barton Capital Corp.
1.78%, 11/04/04 (3)	58,155	58,147
1.79%, 11/08/04 (3)	52,827	52,808
CRC Funding LLC
1.78%, 11/09/04 (3)	33,653	33,640
Delaware Funding Corp.
1.78%, 11/10/04 (3)	37,019	37,002
Edison Asset Securitization
1.45%, 11/09/04 (3)	67,307	67,285
1.59%, 12/02/04 (3)	67,307	67,215
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	28,595	28,595
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	33,653	33,525
Grampian Funding LLC
1.59%, 11/30/04 (3)	33,653	33,610
Liberty Street Funding Corp.
1.80%, 11/12/04 (3)	16,827	16,817
Nationwide Building Society
1.63%, 12/09/04 (3)	55,865	55,769
Polonius Inc.
1.79%, 11/12/04 (3)	33,653	33,635
Prudential Funding LLC
1.60%, 12/01/04 (3)	33,653	33,609
1.85%, 11/01/04 (3)	168,267	168,267
Ranger Funding Co. LLC
1.79%, 11/01/04 (3)	38,586	38,586
Scaldis Capital LLC
1.78%, 11/08/04 (3)	151,441	151,388
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (3)	39,371	39,349
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	100,960	100,817
1.85%, 11/01/04 (3)	336,535	336,535
Windmill Funding Corp.
1.79%, 11/02/04 (3)	10,096	10,096
1.79%, 11/03/04 (3)	40,384	40,380
1.79%, 11/08/04 (3)	48,999	48,983

		1,729,692

FLOATING RATE NOTES—2.56%

American Express Credit Corp.
1.95%, 10/26/05 (3)	67,307	67,343
Bank of Nova Scotia
1.85%, 09/26/05 (3)	16,827	16,820
Beta Finance Inc.
1.78%, 05/04/05 (3) (4)	40,384	40,380
1.89%, 09/23/05 (3) (4)	60,576	60,555
1.89%, 09/27/05 (3) (4)	53,846	53,826
1.91%, 03/15/05 (3) (4)	33,653	33,664
2.04%, 10/27/05 (3) (4)	63,942	64,011
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (3)	100,960	100,932
1.90%, 10/31/05 (3)	67,307	67,290
CC USA Inc.
1.78%, 05/04/05 (3) (4)	67,307	67,300
2.06%, 07/29/05 (3) (4)	67,307	67,292
Den Danske Bank NY
1.79%, 08/12/05 (3)	67,307	67,291
1.87%, 08/26/05 (3)	67,307	67,290
2.00%, 10/17/05 (3)	67,307	67,288
Depfa Bank PLC
1.86%, 09/15/05 (3)	67,307	67,307
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	55,865	55,852
Five Finance Inc.
1.91%, 04/29/05 (3) (4)	53,846	53,843
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	67,307	67,307
K2 USA LLC
1.81%, 09/12/05 (3) (4)	67,307	67,295
1.82%, 06/10/05 (3) (4)	67,307	67,302
1.89%, 10/20/05 (3) (4)	67,307	67,309
2.05%, 07/25/05 (3) (4)	33,653	33,649
Links Finance LLC
1.82%, 04/15/05 (3) (4)	67,307	67,301
2.12%, 04/25/05 (3)	67,307	67,328
National City Bank (Ohio)
1.79%, 08/09/05 (3)	67,307	67,291
1.85%, 06/10/05 (3)	33,653	33,660
1.86%, 06/23/05 (3)	67,307	67,294
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	114,422	114,437
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	67,307	67,290
Northern Rock PLC
1.90%, 10/25/05 (3) (4)	134,614	134,614
2.02%, 01/13/05 (3) (4)	63,942	63,942
Permanent Financing PLC
1.81%, 03/10/05 (3)	67,307	67,307
1.82%, 12/10/04 (3)	33,653	33,653
1.84%, 06/10/05 (3)	30,288	30,288
Sigma Finance Inc.
1.84%, 11/15/04 (3)	67,307	67,307
1.86%, 08/17/05 (3)	33,653	33,656
1.86%, 09/15/05 (3)	84,134	84,140
Tango Finance Corp.
1.66%, 05/17/05 (3) (4)	55,865	55,863
1.70%, 02/25/05 (3) (4)	37,692	37,689
1.80%, 04/07/05 (3) (4)	24,702	24,701
1.83%, 01/18/05 (3) (4)	29,615	29,615
1.84%, 09/15/05 (3) (4)	59,230	59,222
1.90%, 07/25/05 (3) (4)	67,307	67,303
WhistleJacket Capital LLC
1.83%, 07/15/05 (3) (4)	50,480	50,473
1.83%, 09/15/05 (3)	50,480	50,471

1.83%, 10/14/05 (3) (4)	33,653	33,650
1.84%, 06/15/05 (3) (4)	33,653	33,649
White Pine Finance LLC
1.68%, 05/20/05 (3)	30,288	30,286
1.80%, 07/05/05 (3)	33,653	33,648
1.82%, 04/15/05 (3) (4)	50,480	50,476
1.83%, 11/15/04 (3) (4)	40,384	40,384
1.84%, 06/15/05 (3) (4)	27,596	27,596
1.89%, 03/29/05 (3)	28,942	28,939
1.90%, 08/26/05 (3) (4)	33,653	33,648
2.02%, 07/11/05 (3)	16,827	16,825
Winston Funding Ltd.
2.16%, 01/23/05 (3) (4)	48,057	48,057

		3,073,149

MEDIUM-TERM NOTES—0.18%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	67,307	67,304
1.51%, 02/15/05 (3) (4)	43,750	43,769
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	50,480	50,480
K2 USA LLC
1.46%, 01/12/05 (3) (4)	33,653	33,653
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	16,827	16,826

		212,032

MONEY MARKET FUNDS—1.72%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	269,228	269,228
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	1,018,533	1,018,533
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	740,376	740,376
BlackRock Temp Cash Money Market Fund (3)	15,085	15,085
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	27,469	27,469

		2,070,691

REPURCHASE AGREEMENTS—1.34%

Banc of America Securities LLC
1.86%, 11/01/04 (3) (6)	269,228	269,228
Bank of America N.A.
1.86%, 11/01/04 (3) (6)	673,069	673,069
Goldman Sachs & Co.
1.86%, 11/01/04 (3) (6)	673,069	673,069

		1,615,366

TIME DEPOSITS—0.99%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	67,307	67,307
1.33%, 02/10/05 (3)	33,653	33,652
1.39%, 02/02/05 (3)	33,653	33,652
1.39%, 04/08/05 (3)	47,115	47,106
Bank of New York
1.39%, 11/01/04 (3)	67,307	67,307
1.60%, 12/03/04 (3)	16,827	16,826
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (3)	16,827	16,827
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	43,076	43,075

Key Bank N.A.
1.81%, 11/01/04 (3)	87,499	87,500
National City Bank (Ohio)
1.25%, 01/06/05 (3)	67,307	67,308
Nordea Bank PLC
2.11%, 06/07/05 (3)	67,307	67,299
Rabobank Nederland NV NY
1.85%, 11/01/04 (3)	134,614	134,614
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	117,787	117,779
1.34%, 02/10/05 (3)	26,923	26,922
1.41%, 11/01/04 (3)	50,480	50,480
1.77%, 05/10/05 (3)	33,653	33,652
1.90%, 05/11/05 (3)	33,653	33,652
World Savings Bank FSB
1.76%, 11/12/04 (3)	238,940	238,939

		1,183,897

U.S. GOVERNMENT AGENCY NOTES—0.20%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	47,115	47,183
1.80%, 01/18/05 (3)	31,298	31,176
1.80%, 01/19/05 (3)	33,653	33,521
2.06%, 05/31/05 (3)	33,555	33,149
Federal National Mortgage Association
2.33%, 07/22/05 (3)	100,960	99,246

		244,275

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,129,102)		10,129,102

TOTAL INVESTMENTS IN SECURITIES — 108.45% (Cost: $131,806,846) (7)		130,284,838
Other Assets, Less Liabilities — (8.45%)		(10,150,086)

NET ASSETS — 100.00%		$120,134,752

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(7)	As of October 31, 2004, the cost of investments for federal income tax purposes was $133,150,381. Net unrealized depreciation on securities based on tax cost was $2,865,543, resulting from gross unrealized appreciation on securities of $7,163,214 and gross unrealized depreciation on securities of $10,028,757.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—99.96%

CHEMICALS—0.37%
Ashland Inc.	19,645	$1,131,945

		1,131,945

COAL—0.83%
Arch Coal Inc. (1)	16,387	532,905
CONSOL Energy Inc.	25,046	886,628
Peabody Energy Corp.	17,848	1,138,345

		2,557,878

FOREST PRODUCTS & PAPER—5.94%
Abitibi-Consolidated Inc. (Canada) (1)	122,440	729,742
Boise Cascade Corp.	24,467	722,266
Bowater Inc. (1)	15,535	572,309
Domtar Inc.	64,093	778,089
Georgia-Pacific Corp.	70,873	2,451,497
International Paper Co.	135,069	5,201,507
Louisiana-Pacific Corp.	30,363	744,197
MeadWestvaco Corp.	55,991	1,765,396
Potlatch Corp. (1)	8,285	390,141
Temple-Inland Inc.	15,450	913,404
Wausau-Mosinee Paper Corp. (1)	14,496	226,717
Weyerhaeuser Co.	62,066	3,887,814

		18,383,079

MINING—12.13%
Aber Diamond Corp. (1) (2)	16,019	560,985
Agnico-Eagle Mines Ltd. (Canada) (1)	23,707	366,273
Alcan Inc. (Canada) (1)	102,390	4,742,705
Alcoa Inc.	242,010	7,865,325
Barrick Gold Corp. (Canada) (1)	148,001	3,331,503
Bema Gold Corp. (2)	98,153	298,385
Cameco Corp. (Canada) (1)	15,767	1,278,388
Coeur d’Alene Mines Corp. (1) (2)	59,132	292,703
Freeport-McMoRan Copper & Gold Inc.	49,410	1,789,630
Glamis Gold Ltd. (Canada) (1) (2)	36,205	717,945
Goldcorp Inc. (Canada)	52,883	731,901
IAMGOLD Corp. (Canada)	40,040	302,702
Inco Ltd. (Canada) (2)	52,081	1,843,667
Kinross Gold Corp. (2)	96,495	717,923
Meridian Gold Inc. (2)	27,832	470,361
Newmont Mining Corp.	111,927	5,318,771
Noranda Inc. (Canada)	79,689	1,369,057
Phelps Dodge Corp.	25,987	2,274,902
Placer Dome Inc. (Canada) (1)	114,582	2,434,867
Stillwater Mining Co. (2)	25,118	310,458
Wheaton River Minerals Ltd. (2)	158,360	514,670

		37,533,121

OIL & GAS—65.99%
Amerada Hess Corp.	25,022	2,019,526
Anadarko Petroleum Corp.	70,074	4,726,491

Apache Corp.	90,481	4,587,387
BP PLC ADR	379,436	22,102,147
Burlington Resources Inc.	110,373	4,580,479
Cabot Oil & Gas Corp.	9,118	385,783
Canadian Natural Resources Ltd. (Canada) (1)	74,757	3,136,804
Chesapeake Energy Corp. (1)	67,607	1,087,121
ChevronTexaco Corp.	443,758	23,545,799
Cimarex Energy Co. (2)	11,417	409,642
ConocoPhillips	190,862	16,091,575
Devon Energy Corp.	66,465	4,916,416
Diamond Offshore Drilling Inc. (1)	35,874	1,212,541
EnCana Corp. (Canada)	126,876	6,267,674
ENSCO International Inc.	41,930	1,280,962
EOG Resources Inc.	32,395	2,156,211
Exxon Mobil Corp.	458,033	22,544,384
Forest Oil Corp. (2)	14,856	453,108
GlobalSantaFe Corp.	65,217	1,923,902
Grey Wolf Inc. (1) (2)	51,188	265,154
Helmerich & Payne Inc.	14,061	401,442
Houston Exploration Co. (1) (2)	8,945	524,177
Kerr-McGee Corp.	41,589	2,462,901
Marathon Oil Corp.	96,263	3,668,583
Murphy Oil Corp.	25,640	2,051,713
Nabors Industries Ltd. (2)	41,273	2,027,330
Newfield Exploration Co. (2)	16,996	989,167
Nexen Inc. (Canada)	35,853	1,525,904
Noble Corp. (2)	37,473	1,711,767
Noble Energy Inc.	16,202	939,716
Occidental Petroleum Corp.	108,842	6,076,649
Patina Oil & Gas Corp.	19,679	562,819
Patterson-UTI Energy Inc.	46,546	895,080
Petro-Canada (Canada)	74,112	4,038,363
PetroKazakhstan Inc. Class A (Canada) (1)	22,485	829,697
Pioneer Natural Resources Co.	40,301	1,305,752
Plains Exploration & Production Co. (2)	21,468	536,700
Pogo Producing Co.	17,720	812,462
Precision Drilling Corp. (Canada) (1) (2)	15,563	959,615
Premcor Inc. (2)	24,880	971,315
Pride International Inc. (2)	38,033	702,850
Quicksilver Resources Inc. (1) (2)	13,858	438,329
Rowan Companies Inc. (2)	29,577	755,101
Royal Dutch Petroleum Co. NYS	396,460	21,503,990
Spinnaker Exploration Co. (2)	9,351	298,484
St. Mary Land & Exploration Co. (1)	7,878	310,630
Stone Energy Corp. (2)	7,403	304,782
Suncor Energy Inc. (Canada) (1)	125,933	4,294,315
Sunoco Inc.	20,987	1,560,593
Talisman Energy Inc. (Canada) (1)	106,781	2,869,205
Tesoro Petroleum Corp. (2)	18,271	553,246
Transocean Inc. (2)	89,411	3,151,738
Ultra Petroleum Corp. (2)	20,870	1,014,282
Unit Corp. (1) (2)	12,740	472,527
Unocal Corp.	73,454	3,066,705
Valero Energy Corp.	71,758	3,083,441
Vintage Petroleum Inc. (1)	18,041	378,861
XTO Energy Inc.	71,077	2,372,550

		204,115,887

OIL & GAS SERVICES—9.61%
Baker Hughes Inc.	92,828	3,975,823
BJ Services Co.	44,401	2,264,451
Cal Dive International Inc. (1) (2)	10,589	374,956
CARBO Ceramics Inc. (1)	4,430	320,068
FMC Technologies Inc. (2)	18,613	562,671

Grant Prideco Inc. (2)	34,060	700,274
Halliburton Co.	122,445	4,535,363
Hanover Compressor Co. (1) (2)	23,856	310,605
Key Energy Services Inc. (2)	36,647	421,441
National-Oilwell Inc. (1) (2)	23,863	804,422
Schlumberger Ltd.	164,022	10,323,545
Seacor Holdings Inc. (1) (2)	5,246	249,762
Smith International Inc. (1) (2)	29,006	1,684,668
Tidewater Inc.	16,895	522,562
Varco International Inc. (2)	26,989	747,056
Weatherford International Ltd. (1) (2)	36,820	1,924,213

		29,721,880

PACKAGING & CONTAINERS—0.61%
Packaging Corp. of America	29,586	648,821
Smurfit-Stone Container Corp. (1)	70,546	1,224,679

		1,873,500
PIPELINES—3.88%
El Paso Corp.	178,959	1,599,893
Enbridge Inc. (Canada)	47,851	2,077,212
Kinder Morgan Inc.	34,486	2,219,864
Questar Corp.	23,243	1,115,664
TransCanada Corp. (Canada)	134,549	3,044,844
Williams Companies Inc.	154,691	1,935,184

		11,992,661
REAL ESTATE INVESTMENT TRUSTS—0.60%
Plum Creek Timber Co. Inc.	51,111	1,854,818

		1,854,818

TOTAL COMMON STOCKS (Cost: $252,099,739)		309,164,769
Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.09%

COMMERCIAL PAPER—1.38%

Amsterdam Funding Corp.
1.79%, 11/08/04 (3)	$124,692	124,649
Aspen Funding Corp.
1.85%, 11/01/04 (3)	477,156	477,156
Barton Capital Corp.
1.78%, 11/04/04 (3)	143,651	143,629
1.79%, 11/08/04 (3)	130,488	130,443
CRC Funding LLC
1.78%, 11/09/04 (3)	83,128	83,095
Delaware Funding Corp.
1.78%, 11/10/04 (3)	91,441	91,400
Edison Asset Securitization
1.45%, 11/09/04 (3)	166,257	166,203
1.59%, 12/02/04 (3)	166,257	166,029
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	70,634	70,634
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	83,128	82,812
Grampian Funding LLC
1.59%, 11/30/04 (3)	83,128	83,022
Liberty Street Funding Corp.
1.80%, 11/12/04 (3)	41,564	41,541

Nationwide Building Society
1.63%, 12/09/04 (3)	137,993	137,756
Polonius Inc.
1.79%, 11/12/04 (3)	83,128	83,083
Prudential Funding LLC
1.60%, 12/01/04 (3)	83,128	83,017
1.85%, 11/01/04 (3)	415,642	415,642
Ranger Funding Co. LLC
1.79%, 11/01/04 (3)	95,312	95,312
Scaldis Capital LLC
1.78%, 11/08/04 (3)	374,077	373,948
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (3)	97,252	97,198
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	249,385	249,032
1.85%, 11/01/04 (3)	831,283	831,283
Windmill Funding Corp.
1.79%, 11/02/04 (3)	24,938	24,937
1.79%, 11/03/04 (3)	99,754	99,744
1.79%, 11/08/04 (3)	121,035	120,993

		4,272,558

FLOATING RATE NOTES—2.45%

American Express Credit Corp.
1.95%, 10/26/05 (3)	166,257	166,345
Bank of Nova Scotia
1.85%, 09/26/05 (3)	41,564	41,548
Beta Finance Inc.
1.78%, 05/04/05 (3) (4)	99,754	99,744
1.89%, 09/23/05 (3) (4)	149,631	149,577
1.89%, 09/27/05 (3) (4)	133,005	132,957
1.91%, 03/15/05 (3) (4)	83,128	83,154
2.04%, 10/27/05 (3) (4)	157,944	158,115
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (3)	249,385	249,314
1.90%, 10/31/05 (3)	166,257	166,214
CC USA Inc.
1.78%, 05/04/05 (3) (4)	166,257	166,240
2.06%, 07/29/05 (3) (4)	166,257	166,220
Den Danske Bank NY
1.79%, 08/12/05 (3)	166,257	166,218
1.87%, 08/26/05 (3)	166,257	166,216
2.00%, 10/17/05 (3)	166,257	166,209
Depfa Bank PLC
1.86%, 09/15/05 (3)	166,257	166,257
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	137,993	137,962
Five Finance Inc.
1.91%, 04/29/05 (3) (4)	133,005	132,999
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	166,257	166,257
K2 USA LLC
1.81%, 09/12/05 (3) (4)	166,257	166,228
1.82%, 06/10/05 (3) (4)	166,257	166,244
1.89%, 10/20/05 (3) (4)	166,257	166,263
2.05%, 07/25/05 (3) (4)	83,128	83,116
Links Finance LLC
1.82%, 04/15/05 (3) (4)	166,257	166,242
2.12%, 04/25/05 (3)	166,257	166,309
National City Bank (Ohio)
1.79%, 08/09/05 (3)	166,257	166,218
1.85%, 06/10/05 (3)	83,128	83,145
1.86%, 06/23/05 (3)	166,257	166,225

Nationwide Building Society
1.96%, 10/28/05 (3) (4)	282,636	282,673
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	166,257	166,214
Northern Rock PLC
1.90%, 10/25/05 (3) (4)	332,513	332,513
2.02%, 01/13/05 (3) (4)	157,944	157,944
Permanent Financing PLC
1.81%, 03/10/05 (3)	166,257	166,257
1.82%, 12/10/04 (3)	83,128	83,129
1.84%, 06/10/05 (3)	74,815	74,815
Sigma Finance Inc.
1.84%, 11/15/04 (3)	166,257	166,256
1.86%, 08/17/05 (3)	83,128	83,134
1.86%, 09/15/05 (3)	207,821	207,837
Tango Finance Corp.
1.66%, 05/17/05 (3) (4)	137,993	137,989
1.70%, 02/25/05 (3) (4)	93,104	93,098
1.80%, 04/07/05 (3) (4)	61,016	61,014
1.83%, 01/18/05 (3) (4)	73,153	73,151
1.84%, 09/15/05 (3) (4)	146,306	146,286
1.90%, 07/25/05 (3) (4)	166,257	166,244
WhistleJacket Capital LLC
1.83%, 07/15/05 (3) (4)	124,692	124,675
1.83%, 09/15/05 (3)	124,692	124,671
1.83%, 10/14/05 (3) (4)	83,128	83,120
1.84%, 06/15/05 (3) (4)	83,128	83,117
White Pine Finance LLC
1.68%, 05/20/05 (3)	74,815	74,811
1.80%, 07/05/05 (3)	83,128	83,116
1.82%, 04/15/05 (3) (4)	124,692	124,681
1.83%, 11/15/04 (3) (4)	99,754	99,754
1.84%, 06/15/05 (3) (4)	68,165	68,166
1.89%, 03/29/05 (3)	71,490	71,484
1.90%, 08/26/05 (3) (4)	83,128	83,115
2.02%, 07/11/05 (3)	41,564	41,561
Winston Funding Ltd.
2.16%, 01/23/05 (3) (4)	118,707	118,707

		7,591,068

MEDIUM-TERM NOTES—0.17%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	166,257	166,249
1.51%, 02/15/05 (3) (4)	108,067	108,116
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	124,692	124,691
K2 USA LLC
1.46%, 01/12/05 (3) (4)	83,128	83,127
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	41,564	41,562

		523,745
MONEY MARKET FUNDS—1.65%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	665,026	665,026
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	2,519,561	2,519,561
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	1,828,823	1,828,823
BlackRock Temp Cash Money Market Fund (3)	37,263	37,263
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	67,852	67,852

		5,118,525

REPURCHASE AGREEMENTS—1.29%

Banc of America Securities LLC
1.86%, 11/01/04 (3) (6)	665,026	665,026
Bank of America N.A.
1.86%, 11/01/04 (3) (6)	1,662,566	1,662,566
Goldman Sachs & Co.
1.86%, 11/01/04 (3) (6)	1,662,566	1,662,566

		3,990,158

TIME DEPOSITS—0.95%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	166,257	166,257
1.33%, 02/10/05 (3)	83,128	83,125
1.39%, 02/02/05 (3)	83,128	83,117
1.39%, 04/08/05 (3)	116,380	116,372
Bank of New York
1.39%, 11/01/04 (3)	166,257	166,257
1.60%, 12/03/04 (3)	41,564	41,563
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (3)	41,564	41,564
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	106,404	106,400
Key Bank N.A.
1.81%, 11/01/04 (3)	216,134	216,134
National City Bank (Ohio)
1.25%, 01/06/05 (3)	166,257	166,258
Nordea Bank PLC
2.11%, 06/07/05 (3)	166,257	166,237
Rabobank Nederland NV NY
1.85%, 11/01/04 (3)	332,513	332,513
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	290,949	290,929
1.34%, 02/10/05 (3)	66,503	66,500
1.41%, 11/01/04 (3)	124,692	124,692
1.77%, 05/10/05 (3)	83,128	83,124
1.90%, 05/11/05 (3)	83,128	83,124
World Savings Bank FSB
1.76%, 11/12/04 (3)	590,211	590,207

		2,924,373

U.S. GOVERNMENT AGENCY NOTES—0.20%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	116,380	116,548
1.80%, 01/18/05 (3)	77,309	77,008
1.80%, 01/19/05 (3)	83,128	82,800
2.06%, 05/31/05 (3)	82,884	81,883
Federal National Mortgage Association
2.33%, 07/22/05 (3)	249,385	245,150

		603,389

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,023,816)		25,023,816

TOTAL INVESTMENTS IN SECURITIES — 108.05% (Cost: $277,123,555) (7)		334,188,585
Other Assets, Less Liabilities — (8.05%)		(24,893,761)

NET ASSETS — 100.00%		$309,294,824

ADR- American Depositary Receipts

NYS - New York Registered Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(7)	As of October 31, 2004, the cost of investments for federal income tax purposes was $299,977,309. Net unrealized appreciation on securities based on tax cost was $34,211,276, resulting from gross unrealized appreciation on securities of $35,091,625 and gross unrealized depreciation on securities of $880,349.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—99.23%

AUSTRALIA—5.40%
Alumina Ltd.	1,679,744	$6,900,766
Amcor Ltd. (1)	891,968	5,083,530
AMP Ltd.	2,310,176	10,991,983
Ansell Ltd. (1)	542,793	3,632,735
Aristocrat Leisure Ltd. (1)	481,888	3,091,938
Australia and New Zealand Banking Group Ltd.	2,313,041	35,245,610
Australian Gas & Light Co. Ltd.	595,232	5,824,372
Australian Stock Exchange Ltd. (1)	202,048	2,793,525
BHP Billiton Ltd.	5,079,712	52,550,929
BHP Steel (1)	991,245	5,723,373
Boral Ltd. (1)	1,024,672	5,082,115
Brambles Industries Ltd. (1)	1,657,920	8,780,138
Coca-Cola Amatil Ltd.	678,656	3,730,947
Coles Myer Ltd.	1,547,744	11,029,074
Commonwealth Bank of Australia	1,713,888	41,094,055
Commonwealth Property Office Fund (1)	6,645,408	6,452,924
CSL Ltd.	381,331	8,203,254
CSR Ltd.	1,997,600	4,028,690
DB RREEF Trust (2)	4,761,394	4,587,915
Foster’s Group Ltd.	3,065,216	11,562,294
Futuris Corp. Ltd. (1)	1,946,045	2,907,197
General Property Trust	2,348,192	6,524,813
Harvey Normand Holdings Ltd. (1)	1,343,232	3,050,114
Insurance Australia Group Ltd.	1,976,128	7,956,011
Investa Property Group (1)	3,561,615	5,533,525
James Hardie Industries NV	782,201	3,680,870
John Fairfax Holdings Ltd.	1,341,120	4,297,506
Leighton Holdings Ltd. (1)	413,600	3,453,933
Lend Lease Corp. Ltd. (1)	574,464	4,951,767
Macquarie Bank Ltd.	224,224	6,630,696
Macquarie Infrastructure Group	2,862,112	7,931,440
Mirvac Group (1)	1,818,432	6,152,998
National Australia Bank Ltd.	1,938,513	40,934,176
Newcrest Mining Ltd.	631,136	7,853,974
News Corp. Ltd. (1)	1,719,208	13,830,429
Orica Ltd.	249,920	3,169,788
Origin Energy Ltd.	1,606,176	8,098,199
PaperlinX Ltd. (1)	675,840	2,433,226
Patrick Corp. Ltd.	1,212,288	5,034,683
QBE Insurance Group Ltd. (1)	813,824	8,346,273
Rinker Group Ltd.	1,383,008	8,966,768
Rio Tinto Ltd.	441,487	12,069,535
Santos Ltd.	1,599,488	9,916,322
Stockland Trust Group	945,824	4,161,186
Suncorp-Metway Ltd.	577,280	7,382,132
TABCORP Holdings Ltd.	766,408	8,587,027
Telstra Corp. Ltd. (1)	2,638,240	9,202,858
Transurban Group	902,880	4,282,480
Wesfarmers Ltd. (1)	434,016	11,265,542
Westfield Group (1) (2)	1,854,705	20,780,579

Westpac Banking Corp.	2,341,504	33,020,863
WMC Resources Ltd.	1,433,696	7,228,570
Woodside Petroleum Ltd.	809,600	11,774,107
Woolworths Ltd.	1,514,656	15,137,761

		552,937,515

BELGIUM—1.53%
AGFA Gevaert NV	175,342	5,509,182
Bekaert NV (1)	37,065	2,404,575
Belgacom SA (1) (2)	204,993	7,509,927
Cofinimmo (1)	43,296	6,267,498
Colruyt NV (1)	30,502	4,407,688
Delhaize-Le Lion SA (1)	108,121	6,945,533
Dexia Group (1)	889,742	17,769,202
Electrabel SA (1)	39,246	14,627,402
Fortis (1)	1,466,135	37,132,091
Groupe Bruxelles Lambert SA	111,254	8,349,718
InBev	212,474	7,527,230
KBC Bankverzekeringsholding NV (1)	156,992	11,472,861
Mobistar SA (1) (2)	40,562	3,033,897
Omega Pharma SA (1)	36,084	1,969,138
Solvay SA (1)	109,154	10,969,098
UCB SA	116,512	6,138,820
Umicore Mines SA (1)	53,856	4,148,131

		156,181,991

DENMARK—0.87%
AP Moller - Maersk A/S	1,760	12,956,020
Carlsberg A/S Class B (1)	60,544	2,803,683
Coloplast A/S (1)	39,424	3,901,027
Danske Bank A/S (1)	746,321	20,793,957
GN Store Nord A/S	244,288	2,467,429
H. Lundbeck A/S (1)	105,600	1,898,208
ISS A/S	70,400	3,736,155
Novo Nordisk A/S Class B	338,976	16,799,951
Novozymes A/S Class B	88,352	3,917,479
TDC A/S	246,752	9,103,291
Topdanmark A/S (1) (2)	86,240	6,060,555
Vestas Wind Systems A/S (1) (2)	344,687	4,263,372

		88,701,127

FINLAND—1.51%
Amer Group Ltd. (1)	65,824	3,156,675
Elisa OYJ Class A (1) (2)	212,608	3,083,107
Fortum OYJ	505,618	7,718,057
Kone Corp. Class B	100,320	6,418,886
Metso Corp. (1)	234,080	3,287,286
Nokia OYJ	6,147,200	94,538,308
Outokumpu OYJ (1)	149,248	2,564,886
Sampo OYJ Class A	493,152	5,859,113
Stora Enso OYJ Class R (1)	797,486	11,351,607
TietoEnator OYJ (1)	118,389	3,313,128
UPM-Kymmene OYJ (1)	648,736	12,790,982

		154,082,035

FRANCE—9.31%
Accor SA (1)	260,244	10,772,152
Air France (1)	207,267	3,598,877
Alcatel SA (1) (2)	1,518,543	22,136,854
Alstom (2)	5,225,182	3,522,747
Arcelor (1)	574,112	10,691,580
Atos Origin SA (2)	53,504	3,335,609
Autoroutes du Sud de la France SA (1)	100,224	4,613,861
AXA (1)	1,740,570	37,351,733

BIC SA (1)	57,024	2,636,008
BNP Paribas SA (1)	1,067,665	72,455,876
Bouygues SA (1)	257,019	10,095,939
Business Objects SA (1) (2)	73,667	1,874,162
Cap Gemini SA (1) (2)	160,160	4,019,623
Carrefour SA (1)	734,105	32,057,981
Compagnie de Saint-Gobain SA (1)	394,330	21,594,202
Compagnie Generale des Etablissements Michelin Class B (1)	187,968	10,197,815
Credit Agricole SA (1)	891,330	26,043,761
Dassault Systemes SA (1)	70,752	3,580,203
Essilor International SA	120,572	8,159,476
European Aeronautic Defence and Space Co. (1)	368,627	10,480,183
France Telecom SA	1,396,893	39,874,034
Groupe Danone (1)	295,680	24,673,455
Lafarge SA (1)	220,386	20,058,471
Lagardere S.C.A. (1)	170,225	10,935,003
L’Air Liquide SA (1)	136,095	21,916,947
L’Oreal SA (1)	422,571	28,731,055
LVMH Moet Hennessy Louis Vuitton SA (1)	290,190	19,822,613
Pernod-Ricard SA (1)	72,436	9,997,430
Pinault-Printemps-Redoute SA (1)	86,792	8,153,318
PSA Peugeot Citroen (1)	220,358	13,502,359
Publicis Groupe (1)	176,000	5,234,333
Renault SA (1)	227,409	18,976,481
Sagem SA (1)	30,050	2,727,361
Sanofi-Aventis (1)	1,090,351	79,474,011
Schneider Electric SA (1)	279,488	18,451,629
Societe Generale Class A (1)	414,304	38,314,020
Societe Television Francaise (1)	173,938	5,219,472
Sodexho Alliance SA (1)	175,296	4,417,338
STMicroelectronics NV (1)	649,200	11,933,025
Suez SA (1)	1,007,943	23,489,059
Technip-Coflexip SA (1)	40,939	6,400,196
Thales/Ex Thomson CSF (1)	129,640	4,661,965
Thomson SA (1)	326,970	7,378,460
Total SA (1)	756,591	156,874,718
Union du Credit Bail Immobilier (1)	66,342	8,692,205
Valeo SA (1)	96,631	3,558,518
Veolia Environment (1)	380,659	11,500,160
Vinci SA (1)	91,926	10,915,833
Vivendi Universal SA (2)	1,256,911	34,231,456
Zodiac SA (1)	92,936	3,586,772

		952,920,339

GERMANY—6.66%
Adidas-Salomon AG (1)	63,746	8,881,580
Allianz AG (1)	340,918	36,158,966
Altana AG (1)	108,234	5,453,468
BASF AG (1)	685,891	42,664,646
Bayer AG (1)	851,840	24,066,380
Bayerische Hypo-Und Vereinsbank AG (1) (2)	751,799	14,660,476
Celesio AG (1)	69,344	5,012,919
Commerzbank AG (1) (2)	665,984	12,139,874
Continental AG (1)	180,928	9,850,397
DaimlerChrysler AG Registered (1)	1,122,705	46,243,073
Deutsche Bank AG (1)	681,911	51,689,849
Deutsche Boerse AG (1)	166,496	8,291,627
Deutsche Lufthansa AG (1) (2)	415,712	5,462,571
Deutsche Post AG	567,072	11,050,989
Deutsche Telekom AG (1) (2)	3,191,985	60,986,675
Douglas Holding AG (1)	131,296	4,033,414
E.ON AG (1)	793,408	64,370,261
Fresenius Medical Care AG (1)	56,211	4,290,192
Heidelberger Zement AG (1)	79,041	3,878,992

Hypo Real Estate Holding AG (2)	198,353	7,397,874
Infineon Technologies AG (2)	822,272	8,932,593
Karstadtquelle AG (1)	115,268	1,303,511
Linde AG (1)	135,456	8,158,727
MAN AG (1)	147,650	5,089,873
Merck KGaA (1)	87,648	4,868,883
Metro AG (1)	205,216	9,770,915
Muenchener Rueckversicherungs-Gesellschaft AG (1)	229,789	22,413,801
Puma AG (1)	24,120	6,022,846
RWE AG (1)	510,752	26,975,630
SAP AG (1)	256,830	43,624,331
Schering AG (1)	240,096	15,389,817
Siemens AG (1)	1,018,203	75,575,219
ThyssenKrupp AG (1)	429,088	8,023,574
TUI AG (1)	260,619	5,417,043
Volkswagen AG (1)	308,230	13,652,364

		681,803,350

GREECE—0.40%
Hellenic Telecommunications Organization SA	1,874,064	14,186,664
National Bank of Greece SA ADR (1)	4,755,522	27,106,475

		41,293,139

HONG KONG—1.68%
Bank of East Asia Ltd.	1,971,200	5,647,630
BOC Hong Kong Holdings Ltd. (1)	4,752,000	8,639,001
Cathay Pacific Airways Ltd. (1)	1,760,000	3,052,651
Cheung Kong (Holdings) Ltd.	2,112,000	17,501,863
Cheung Kong Infrastructure Holdings Ltd.	704,000	1,876,815
CLP Holdings Ltd.	1,936,000	11,118,432
Esprit Holdings Ltd.	1,408,000	7,525,349
Giordano International Ltd.	3,520,000	1,967,264
Hang Lung Properties Ltd. (1)	2,112,000	3,134,054
Hang Seng Bank Ltd. (1)	1,049,700	13,958,418
Henderson Land Development Co. Ltd.	704,000	3,265,205
Hong Kong & China Gas Co. Ltd.	4,224,200	8,140,787
Hong Kong Exchanges & Clearing Ltd.	1,408,000	3,201,891
Hongkong Electric Holdings Ltd.	1,728,500	7,728,216
Hutchison Whampoa Ltd.	2,401,000	18,431,502
Johnson Electric Holdings Ltd.	3,168,000	3,154,406
Li & Fung Ltd.	2,112,000	3,120,487
MTR Corp. Ltd.	1,760,000	2,634,324
New World Development Co. Ltd.	3,369,599	2,943,864
PCCW Ltd.	4,285,800	2,601,743
Shangri-La Asia Ltd. (1)	2,816,000	3,238,071
Sun Hung Kai Properties Ltd.	1,760,000	16,280,803
Swire Pacific Ltd. Class A	1,408,000	9,949,379
Techtronic Industries Co. (1)	2,049,500	4,081,410
Television Broadcasts Ltd.	704,000	3,011,949
Wharf Holdings Ltd.	1,760,000	5,788,730

		171,994,244

IRELAND—0.95%
Allied Irish Banks PLC	1,173,112	20,369,310
Bank of Ireland	1,428,064	19,528,115
CRH PLC	711,744	16,930,493
DCC PLC	174,944	3,538,346
Depfa Bank PLC	505,844	7,721,506
Elan Corp. PLC (2)	503,789	12,945,065
Independent News & Media PLC	1,065,152	3,089,233
Irish Life & Permanent PLC	494,912	8,310,097
Kerry Group PLC Class A	205,216	4,594,392
Ryanair Holdings PLC (2)	88,752	461,749

		97,488,306

ITALY—4.13%
Alleanza Assicurazioni SpA (1)	663,532	7,807,424
Arnoldo Mondadori Editore SpA (1)	172,208	1,706,455
Assicurazioni Generali SpA (1)	1,200,443	35,533,837
Autogrill SpA (1) (2)	189,436	2,780,818
Autostrade SpA (1)	330,528	7,210,686
Banca Antonveneta SpA (2)	319,775	6,699,498
Banca Fideuram SpA (1)	544,192	2,734,346
Banca Intesa SpA (1)	5,178,146	21,143,823
Banca Monte dei Paschi di Siena SpA (1)	1,481,977	4,411,248
Banca Nazionale del Lavoro SpA (1) (2)	1,417,152	3,271,879
Banca Popolare di Milano SCRL (1)	598,400	4,194,183
Banche Popolari Unite SCRL	540,426	9,583,038
Banco Popolare di Verona e Novara SCRL (1)	445,280	7,873,216
Bulgari SpA (1)	203,904	2,103,540
Capitalia SpA (1)	2,006,752	7,683,593
Enel SpA (1)	4,115,232	37,114,596
Eni SpA (1)	3,402,530	77,041,752
Fiat SpA (1) (2)	678,772	4,921,562
FinecoGroup SpA (1) (2)	286,880	2,061,830
Finmeccanica SpA	8,722,945	6,912,822
Gruppo Editoriale L’Espresso SpA (1)	318,610	1,702,209
Italcementi SpA (1)	174,720	2,675,921
Luxottica Group SpA (1)	172,750	3,179,734
Mediaset SpA (1)	792,200	9,008,999
Mediobanca SpA (1)	638,010	8,813,766
Mediolanum SpA (1)	396,312	2,480,313
Pirelli & Co. SpA (1)	2,139,379	2,373,058
Riunione Adriatica di Sicurta SpA (1)	408,484	8,604,776
Sanpaolo IMI SpA (1)	1,203,488	15,217,115
Snam Rete Gas SpA	688,904	3,487,755
Telecom Italia Media SpA (1) (2)	1,834,536	672,083
Telecom Italia Media SpA Rights (4)	1,028,064	18,308
Telecom Italia Mobile SpA (1)	4,893,000	28,755,530
Telecom Italia SpA (1)	10,950,373	36,355,791
Telecom Italia SpA RNC (1)	7,064,993	17,524,697
Unicredito Italiano SpA (1)	5,387,077	28,849,578

		422,509,779

JAPAN—22.13%
Acom Co. Ltd.	95,040	5,951,747
Aderans Co. Ltd. (1)	70,400	1,455,203
Advantest Corp. (1)	105,600	7,368,829
AEON Co. Ltd.	644,900	10,299,938
AEON Credit Service Co. Ltd. (1)	36,230	2,371,207
AIFUL Corp.	52,800	5,260,608
Aisin Seiki Co. Ltd.	424,800	9,500,895
Ajinomoto Co. Inc.	704,000	7,783,181
All Nippon Airways Co. Ltd. (1)	704,000	2,194,406
Alps Electric Co. Ltd. (1)	352,000	4,233,016
Amada Co. Ltd.	352,000	1,869,554
Asahi Breweries Ltd.	591,700	6,084,720
Asahi Glass Co. Ltd. (1)	1,056,000	9,685,884
Asahi Kasei Corp.	1,345,000	5,725,021
Bandai Co. Ltd.	115,200	2,516,847
Bank of Yokohama Ltd.	1,408,000	8,406,366
Benesse Corp. (1)	70,400	1,955,740
Bridgestone Corp.	704,000	12,728,882
Canon Inc.	1,056,000	52,009,417
Casio Computer Co. Ltd. (1)	352,000	4,173,350
Central Japan Railway Co. (1)	1,408	11,376,438
Chiba Bank Ltd. (The) (1)	1,056,000	6,772,163
Chubu Electric Power Co. Inc. (1)	774,400	16,809,417

Chugai Pharmaceutical Co. Ltd. (1)	352,000	5,502,590
Citizen Watch Co. Ltd.	352,000	3,301,554
Coca Cola West Japan Co. Ltd.	70,400	1,703,814
Credit Saison Co. Ltd.	176,000	5,618,608
CSK Corp. (1)	64,100	2,589,594
Dai Nippon Printing Co. Ltd.	704,000	9,619,587
Daicel Chemical Industries Ltd.	352,000	1,660,721
Daiichi Pharmaceutical Co. Ltd. (1)	352,000	6,845,089
Daikin Industries Ltd. (1)	352,000	8,552,218
Daimaru Inc. (The) (1)	352,000	2,612,073
Dainippon Ink & Chemical Inc.	1,056,000	2,376,721
Dainippon Screen Manufacturing Co. Ltd. (1)	352,000	1,816,518
Daito Trust Construction Co. Ltd. (1)	140,800	5,940,145
Daiwa House Industry Co. Ltd.	704,000	7,186,515
Daiwa Securities Group Inc. (1)	1,760,000	10,773,143
Denso Corp.	704,000	16,839,251
DENTSU Inc. (1)	2,478	6,627,291
Dowa Mining Co. Ltd.	352,000	2,121,480
East Japan Railway Co.	4,224	22,156,211
Ebara Corp. (1)	352,000	1,624,258
Eisai Co. Ltd. (1)	316,800	9,099,162
FamilyMart Co. Ltd.	105,600	2,829,193
Fanuc Ltd.	176,000	10,607,402
Fast Retailing Co. Ltd.	70,400	4,468,368
Fuji Electric Holdings Co. Ltd.	704,000	1,803,258
Fuji Photo Film Co. Ltd. (1)	704,000	23,999,247
Fuji Television Network Inc.	468	1,053,320
Fujikura Ltd. (1)	352,000	1,544,703
Fujisawa Pharmaceutical Co. Ltd.	352,000	9,182,032
Fujitsu Ltd. (1)	2,112,000	12,549,882
Furukawa Electric Co. Ltd. (1) (2)	704,000	2,943,554
Goodwill Group (The) Inc. (1)	352	686,166
Gunma Bank Ltd.	704,000	3,579,998
Heavy Industries Co. Ltd. (1) (2)	1,760,000	2,303,795
Hino Motors Ltd. (1)	352,000	2,340,258
Hirose Electric Co. Ltd.	35,200	3,483,869
Hitachi Cable Ltd.	352,000	1,375,648
Hitachi Ltd.	3,874,000	24,333,346
Hitachi Software Engineering Co. Ltd. (1)	35,200	687,824
Honda Motor Co. Ltd.	979,300	47,217,403
Hoya Corp.	140,800	14,426,066
Ito En Ltd. (1)	35,200	1,587,796
Itochu Corp. (2)	1,760,000	7,557,774
Itochu Techno-Science Corp. (1)	35,200	1,418,740
Ito-Yokado Co. Ltd.	352,000	12,596,290
JAFCO Co. Ltd. (1)	35,200	1,806,573
Japan Airlines System Corp. (1) (2)	704,000	1,922,592
Japan Tobacco Inc.	1,056	9,258,273
JFE Holdings Inc.	704,875	18,884,729
JGC Corp.	352,000	3,722,535
Joyo Bank Ltd.	1,056,000	4,693,775
JS Group Corp.	352,480	6,260,263
JSR Corp. (1)	240,100	4,359,288
Kajima Corp.	1,056,000	3,977,776
Kamigumi Co. Ltd.	352,000	2,492,739
Kanebo Ltd. (1) (2)	176,000	1,867,897
Kaneka Corp.	352,000	3,662,869
Kansai Electric Power Co. Inc. (1)	915,200	17,133,606
Kao Corp. (1)	704,000	16,209,436
Kawasaki Heavy Industries Ltd. (1)	1,760,000	2,784,443
Kawasaki Kisen Kaisha Ltd. (1)	704,000	4,687,146
Keihin Electric Express Railway Co. Ltd. (1)	352,000	2,028,665
Keio Electric Railway Co. Ltd.	704,000	3,719,220
Keyence Corp.	35,210	7,918,022

Kikkoman Corp. (1)	352,000	3,089,406
Kinden Corp.	352,000	2,383,350
Kintetsu Corp. (1)	2,112,000	6,702,552
Kirin Brewery Co. Ltd.	1,056,000	9,467,106
Kobe Steel Ltd. (1)	4,602,000	6,413,937
Kokuhoku Financial Group Inc.	1,056,000	2,396,610
Komatsu Ltd.	1,056,000	7,050,607
Konami Co. Ltd. (1)	105,600	2,376,721
Konica Minolta Holdings Inc.	528,000	7,030,718
Kubota Corp.	1,408,000	6,404,219
Kuraray Co. Ltd.	352,000	2,744,665
Kyocera Corp.	211,200	15,294,548
Kyowa Hakko Kogyo Co. Ltd.	352,000	2,459,591
Kyushu Electric Power Co. Inc.	492,800	9,745,550
Leopalace21 Corp. (1)	354,000	6,453,941
Mabuchi Motor Co. Ltd. (1)	35,200	2,608,758
Marubeni Corp. (1)	1,760,000	4,607,590
Marui Co. Ltd. (1)	387,200	4,845,925
Matsushita Electric Industrial Co. Ltd.	2,816,868	40,771,505
Meiji Dairies Corp. (1)	352,000	2,002,147
Meiji Seika Kaisha Ltd. (1)	352,000	1,445,259
Meitec Corp. (1)	70,400	2,645,221
Millea Holdings Inc.	1,760	23,203,691
Minebea Co. Ltd.	352,000	1,491,666
Mitsubishi Chemical Corp.	2,112,000	6,105,886
Mitsubishi Corp.	1,408,000	15,526,584
Mitsubishi Electric Corp.	2,112,000	9,864,884
Mitsubishi Estate Co. Ltd. (1)	1,408,000	14,837,103
Mitsubishi Gas Chemical Co. Inc.	352,000	1,504,925
Mitsubishi Heavy Industries Ltd.	3,872,000	10,865,957
Mitsubishi Materials Corp. (1)	1,408,000	2,824,221
Mitsubishi Rayon Co.	704,000	2,240,814
Mitsubishi Tokyo Financial Group Inc.	5,632	47,733,308
Mitsui & Co. Ltd.	1,760,000	14,767,492
Mitsui Chemicals Inc.	704,000	3,434,146
Mitsui Engineering & Shipbuilding Co. Ltd. (1)	1,056,000	1,789,999
Mitsui Fudosan Co. Ltd. (1)	1,056,000	11,187,494
Mitsui Mining & Smelting Co. (1)	1,056,000	4,166,720
Mitsui O.S.K. Lines Ltd.	1,408,000	8,326,810
Mitsui Sumitomo Insurance Co. Ltd.	1,408,160	11,536,860
Mitsui Trust Holdings Inc.	704,000	4,832,997
Mitsukoshi Ltd. (1)	704,000	3,115,924
Mizuho Financial Group Inc.	10,208	39,316,998
Murata Manufacturing Co. Ltd.	316,800	15,065,825
Namco Ltd. When Issued (1)	70,400	820,748
Namco Ltd. (1) (2)	66,600	772,056
NEC Corp.	2,112,000	11,694,660
NEC Electronics Corp. (1)	35,200	1,717,073
Net One Systems Co. Ltd.	1,062	4,040,380
NGK Insulators Ltd. (1)	352,000	2,837,480
NGK Spark Plug Co. Ltd. (1)	352,000	3,454,035
Nichirei Corp.	352,000	1,209,907
Nidec Corp. (1)	70,600	7,632,432
Nikko Cordial Corp.	1,760,000	7,856,107
Nikon Corp. (1)	352,000	3,450,720
Nintendo Co. Ltd.	140,800	15,858,066
Nippon Express Co. Ltd.	1,056,000	5,081,609
Nippon Mining Holdings Inc.	1,056,000	5,011,997
Nippon Oil Corp.	1,760,000	11,154,346
Nippon Paper Group Inc.	1,056	4,683,831
Nippon Sheet Glass Co. Ltd. (1)	352,000	1,183,388
Nippon Steel Corp.	7,744,000	18,085,620
Nippon Telegraph & Telephone Corp.	6,688	28,341,652
Nippon Yusen Kabushiki Kaisha	1,408,000	7,067,181

Nishimatsu Construction Co. Ltd. (1)	352,000	1,093,888
Nissan Motor Co. Ltd. (1)	3,203,200	36,046,935
Nisshin Seifun Group Inc.	352,000	3,510,387
Nisshin Steel Co. Ltd.	2,124,000	4,640,437
Nissin Food Products Co. Ltd. (1)	105,600	2,570,638
Nitto Denko Corp. (1)	211,400	10,013,579
NOK Corp. (1)	177,000	5,367,172
Nomura Holdings Inc.	2,464,000	30,164,799
NSK Ltd. (1)	704,000	3,023,110
NTN Corp. (1)	704,000	3,692,702
NTT Data Corp. (1)	1,760	4,823,053
NTT DoCoMo Inc.	24,650	43,408,513
Obayashi Corp. (1)	641,000	3,440,719
Oji Paper Co. Ltd.	1,056,000	6,016,386
Oki Electric Industry Co. Ltd. (1) (2)	704,000	2,406,554
Okumura Corp. (1)	352,000	1,693,870
Olympus Corp. (1)	352,000	6,811,941
Omron Corp.	310,500	7,032,230
Onward Kashiyama Co. Ltd.	354,000	4,600,433
Oracle Corp. Japan (1)	35,200	1,763,481
Oriental Land Co. Ltd. (1)	70,400	4,189,924
ORIX Corp. (1)	105,600	12,360,938
Osaka Gas Co. Ltd.	2,464,000	7,123,533
Pioneer Corp.	176,000	3,180,563
Promise Co. Ltd.	105,600	6,702,552
Rakuten Inc. (1)	708	5,300,499
Resona Holdings Inc. (1) (2)	5,632,000	9,281,477
Ricoh Corp. Ltd.	704,000	13,126,660
Rohm Co. Ltd. (1)	140,800	14,426,066
Sanden Corp. (1)	352,000	2,293,851
Sankyo Co. Ltd.	422,400	8,751,107
Sankyo Co. Ltd. Gunma	141,600	5,653,866
Sanyo Electric Co. Ltd.	2,112,000	6,742,330
Sapporo Breweries Ltd. (1)	704,000	2,804,332
Secom Co. Ltd.	352,000	12,762,030
Sega Sammy Holdings Inc. (1) (2)	116,819	5,412,463
Seiko Epson Corp. (1)	141,600	5,840,550
Seino Transportation Co. Ltd. (1)	352,000	3,182,221
Sekisui Chemical Co. Ltd.	704,000	4,468,368
Sekisui House Ltd.	704,000	7,252,811
Seven-Eleven Japan Co. Ltd.	352,000	10,176,476
Sharp Corp. (1)	1,056,000	14,558,659
Shimano Inc.	140,800	3,454,035
Shimizu Corp. (1)	704,000	2,983,332
Shin-Etsu Chemical Co. Ltd.	457,600	17,366,306
Shinsei Bank Ltd.	1,062,000	6,900,650
Shionogi & Co. Ltd. (1)	352,000	5,452,867
Shiseido Co. Ltd. (1)	352,000	4,584,387
Shizuoka Bank Ltd.	704,000	5,860,589
Showa Denko K.K. (1)	1,408,000	3,394,369
Showa Shell Sekiyu K.K. (1)	352,000	3,149,072
Skylark Co. (1)	247,800	4,097,719
SMC Corp.	70,400	7,524,626
Softbank Corp. (1)	281,600	12,728,882
Sojitz Holdings Corp. (1) (2)	352,000	1,574,536
Sompo Japan Insurance Inc.	1,056,000	9,188,662
Sony Corp. (1)	1,161,600	40,364,479
Stanley Electric Co. Ltd.	240,100	3,696,803
Sumitomo Chemical Co. Ltd. (1)	1,408,000	6,815,256
Sumitomo Corp.	1,412,000	10,491,270
Sumitomo Electric Industries Ltd.	1,058,000	10,013,090
Sumitomo Metal Industries Ltd. (1)	4,928,000	5,940,145
Sumitomo Metal Mining Co. Ltd. (1)	704,000	4,740,183
Sumitomo Mitsui Financial Group Inc. (1)	4,928	31,974,687

Sumitomo Osaka Cement Co. Ltd. (1)	704,000	1,544,703
Sumitomo Realty & Development Co. Ltd. (1)	704,000	7,723,514
Sumitomo Trust & Banking Co. Ltd. (The)	1,408,000	8,194,218
Suruga Bank Ltd. (The) (1)	352,000	2,701,573
Suzuken Co. Ltd. (1)	80,840	1,716,680
T&D Holdings Inc. (2)	186,950	8,239,250
Taiheiyo Cement Corp. (1)	1,056,000	2,386,666
Taisei Corp. (1)	1,056,000	3,768,942
Taisho Pharmaceutical Co. Ltd. (1)	352,000	6,344,552
Taiyo Nippon Sanso Corp.	352,000	1,750,221
Taiyo Yuden Co. Ltd. (1)	352,000	3,666,183
Takara Holdings Inc. (1)	352,000	2,273,962
Takashimaya Co. Ltd. (1)	352,000	3,009,850
Takeda Pharmaceutical Co. Ltd.	1,091,400	52,622,356
Takefuji Corp. (1)	94,350	5,952,962
TDK Corp.	140,800	9,758,810
Teijin Ltd. (1)	1,056,000	4,097,109
Teikoku Oil Co. Ltd. (1)	704,000	3,858,442
Terumo Corp.	211,200	5,250,664
THK Co. Ltd. (1)	105,600	1,831,766
TIS Inc. (1)	35,200	1,186,703
Tobu Railway Co. Ltd. (1)	1,056,000	3,749,053
Toda Corp.	352,000	1,392,221
Toho Co. Ltd.	281,600	4,049,376
Tohoku Electric Power Co. Inc. (1)	563,200	9,594,395
Tokyo Broadcasting System	146,500	2,342,565
Tokyo Electric Power Co. Inc. (The) (1)	1,408,000	31,822,205
Tokyo Electron Ltd.	246,800	13,363,782
Tokyo Gas Co. Ltd. (1)	3,520,000	13,093,512
Tokyu Corp.	1,408,000	6,364,441
TonenGeneral Sekiyu K.K. (1)	704,000	6,125,775
Toppan Printing Co. Ltd.	704,000	6,788,737
Toray Industries Inc.	1,408,000	6,563,330
Toshiba Corp. (1)	3,520,000	14,154,252
Tosoh Corp. (1)	704,000	2,976,702
TOTO Ltd. (1)	352,000	3,149,073
Toyo Seikan Kaisha Ltd. (1)	352,000	5,472,756
Toyobo Co. Ltd.	704,000	1,577,851
Toyoda Gosei Co. Ltd. (1)	70,400	1,339,184
Toyota Industries Corp. (1)	424,000	9,602,787
Toyota Motor Corp.	3,555,800	138,294,133
Trend Micro Inc. (1)	176,000	8,419,625
Ube Industries Ltd. (1) (2)	1,056,000	1,551,332
UFJ Holdings Inc. (2)	4,930	22,841,699
Uni-Charm Corp. (1)	70,400	3,553,480
Uny Co. Ltd.	354,000	3,537,000
USS Co. Ltd. (1)	60,180	4,856,791
West Japan Railway Co.	2,824	11,249,195
World Co. Ltd.	35,200	1,027,592
Yahoo! Japan Corp. (1) (2)	1,062	4,790,451
Yahoo! Japan Corp. When Issued (1) (2)	1,005	4,362,981
Yamada Denki Co. Ltd. (1)	105,600	3,739,109
Yamaha Corp.	204,700	3,120,909
Yamaha Motor Co. Ltd. (1)	354,000	5,377,173
Yamanouchi Pharmaceutical Co. Ltd. (1)	387,200	14,184,085
Yamato Transport Co. Ltd. (1)	704,000	9,473,736
Yokogawa Electric Corp. (1)	352,000	4,581,072

		2,264,068,203

NETHERLANDS—4.77%
ABN AMRO Holding NV (1)	1,958,880	46,721,124
Aegon NV	1,850,533	20,197,067
Akzo Nobel NV (1)	328,925	12,338,883
ASML Holding NV (1) (2)	628,239	8,926,521

DSM NV (1)	120,384	6,532,716
Euronext NV (1)	141,856	4,096,168
Hagemeyer NV (1) (2)	733,920	1,335,024
Heineken NV (1)	310,251	9,724,294
IHC Caland NV (1)	95,392	5,447,105
ING Groep NV	2,204,810	58,196,043
Koninklijke Ahold NV (2)	2,032,300	14,063,418
Koninklijke KPN NV (1)	2,596,785	20,711,317
Koninklijke Philips Electronics NV	1,639,369	38,683,416
QIAGEN NV (1) (2)	190,784	1,997,312
Reed Elsevier NV	874,720	11,460,682
Royal Dutch Petroleum Co.	2,689,487	145,707,287
Royal Numico NV (1) (2)	186,934	6,282,396
TNT Post Group NV	476,960	11,491,220
Unilever NV CVA (1)	720,904	41,816,383
Vedior NV	163,520	2,396,225
VNU NV (1)	297,922	8,113,784
Wereldhave NV	59,136	5,265,676
Wolters Kluwer NV CVA (1)	372,298	6,767,482

		488,271,543

PORTUGAL—0.51%
Banco Comercial Portugues SA Class R (1)	3,108,589	7,315,419
Banco Espirito Santo e Comercial de Lisboa SA	423,104	7,217,389
Brisa-Auto Estradas de Portugal SA (1)	924,585	7,538,919
Energias de Portugal SA (1)	2,961,771	8,740,648
Portugal Telecom SGPS SA (1)	1,567,621	17,607,835
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	77,126	1,793,417
Sonae SGPS SA	1,901,863	2,322,494

		52,536,121

SINGAPORE—0.91%
Capitaland Ltd. (1)	3,872,000	4,301,576
Chartered Semiconductor Manufacturing Ltd. (1) (2)	1,760,000	1,067,467
City Developments Ltd.	1,056,000	3,995,076
ComfortDelGro Corp. Ltd.	2,464,000	2,115,911
Creative Technology Ltd.	140,800	1,589,575
DBS Group Holdings Ltd.	1,265,000	11,850,473
Fraser & Neave Ltd.	352,030	2,896,148
Haw Par Corp. Ltd.	376,775	1,122,236
Keppel Corp. Ltd. (1)	704,000	3,382,075
Neptune Orient Lines Ltd. (1)	2,652,000	4,729,884
Oversea-Chinese Banking Corp. Ltd.	1,408,000	11,668,158
SembCorp Industries Ltd.	1,408,000	1,293,644
Singapore Airlines Ltd.	641,000	4,118,721
Singapore Press Holdings Ltd.	1,504,750	4,247,005
Singapore Technologies Engineering Ltd.	3,520,000	4,417,835
Singapore Telecommunications Ltd.	7,835,720	11,387,144
STATS ChipPAC Ltd. (1) (2)	2,112,000	1,261,937
United Overseas Bank Ltd.	1,760,000	14,268,128
Venture Corp. Ltd.	352,000	3,339,799

		93,052,792

SPAIN—3.77%
Abertis Infraestructuras SA (1)	394,128	7,354,812
Acciona SA (1)	44,000	3,095,152
Acerinox SA (1)	281,600	3,900,899
Actividades de Construcciones y Servicios SA (1)	363,435	7,022,451
Altadis SA (1)	380,161	13,912,706
Amadeus Global Travel Distribution SA Class A	486,816	3,981,805
Antena 3 Television SA (1) (2)	40,480	2,592,652
Banco Bilbao Vizcaya Argentaria SA (1)	4,235,266	66,265,882
Banco Popular Espanol SA (1)	192,544	10,894,291
Banco Santander Central Hispano SA (1)	5,764,704	64,163,678

Endesa SA	1,207,360	24,434,933
Gas Natural SDG SA (1)	249,578	6,768,582
Grupo Ferrovial SA (1)	96,448	4,258,455
Iberdrola SA (1)	1,023,618	22,343,921
Industria de Diseno Textil SA (1)	296,384	7,510,144
Promotora de Informaciones SA (1)	232,320	4,376,691
Repsol YPF SA (1)	1,273,184	27,516,217
Sogecable SA (1) (2)	74,319	2,930,662
Telefonica SA	5,695,436	93,748,739
Union Fenosa SA	300,960	7,312,171
Zeltia SA (1)	231,968	1,622,912

		386,007,755

SWEDEN—2.49%
ASSA Abloy AB Class B (1)	423,620	5,702,342
Atlas Copco AB Class A (1)	151,159	6,237,063
Atlas Copco AB Class B	105,600	4,023,197
Electrolux AB Class B (1)	377,283	6,974,788
Eniro AB (1)	254,303	2,145,067
Hennes & Mauritz AB Class B (1)	616,093	17,885,635
Hoganas AB Class B (1)	70,400	1,687,466
Holmen AB Class B (1)	81,664	2,525,756
Lundin Petroleum AB (2)	609,090	3,776,227
Modern Times Group AB Class B (1) (2)	70,400	1,558,803
Nordea AB (1)	2,988,643	25,734,644
Oriflame Cosmetics SA (2)	37,447	758,084
Sandvik AB (1)	310,464	11,588,142
Scania AB Class B (1)	151,277	5,476,312
Securitas AB Class B (1)	418,880	5,712,147
Skandia Forsakrings AB (1)	1,455,520	5,402,069
Skandinaviska Enskilda Banken AB Class A (1)	704,000	11,678,652
Skanska AB Class B (1)	633,600	6,881,002
SKF AB Class B (1)	105,600	4,082,579
SSAB Svenskt Stal AB Series A (1)	163,328	3,226,079
Svenska Cellulosa AB Class B (1)	233,187	8,654,586
Svenska Handelsbanken AB Class A (1)	740,608	15,982,136
Swedish Match AB (1)	662,816	7,291,475
Tele2 AB Class B (1)	132,000	4,370,216
Telefonaktiebolaget LM Ericsson Class B (2)	18,555,835	53,738,527
TeliaSonera AB (1)	2,171,198	11,599,014
Trelleborg AB Class B (1)	256,256	3,584,554
Volvo AB Class A (1)	150,077	5,475,068
Volvo AB Class B (1)	303,776	11,466,629

		255,218,259

SWITZERLAND—6.95%
ABB Ltd. (2)	2,416,848	13,920,336
Adecco SA	154,994	7,437,183
Ciba Specialty Chemicals AG (1) (2)	106,304	7,286,308
Clariant AG Registered	268,680	3,622,803
Compagnie Financiere Richemont AG	662,382	18,717,274
Credit Suisse Group (2)	1,542,476	52,573,467
Geberit AG Registered	6,186	4,016,047
Givaudan SA Registered	10,912	6,798,145
Holcim Ltd. (1)	236,285	12,586,658
Kudelski SA Bearer (2)	40,175	1,213,827
Kuoni Reisen Holding AG	6,502	2,456,955
Logitech International SA Registered (1) (2)	65,866	3,407,193
Lonza Group AG Registered (1)	67,584	3,290,744
Micronas Semiconductor Holdings AG (2)	56,884	2,225,268
Nestle SA	523,590	123,439,900
Nobel Biocare Holding AG (1)	27,185	4,398,886
Novartis AG	3,017,604	143,414,365
Roche Holding AG Genusschein	884,576	90,117,860

Serono SA	8,482	5,256,023
Societe Generale de Surveillance Holding SA	5,456	3,464,920
Sulzer AG Registered	6,156	2,070,019
Swatch Group (The) AG Class B (1)	51,145	6,832,388
Swatch Group (The) AG Registered	142,924	3,925,666
Swiss Re	453,239	27,727,385
Swisscom AG (1)	36,532	13,112,843
Syngenta AG (2)	142,560	13,550,586
Synthes Inc. (2)	61,865	6,570,372
UBS AG Registered	1,367,238	98,208,531
Unaxis Holding AG Class R	15,999	1,323,651
Zurich Financial Services AG (2)	195,385	27,727,448

		710,693,051

UNITED KINGDOM—25.26%
Aegis Group PLC	1,317,184	2,461,746
Aggreko PLC	309,056	849,425
AMEC PLC	356,928	2,073,177
AMVESCAP PLC	1,044,032	5,643,290
ARM Holdings PLC (1)	1,456,928	2,596,117
Associated British Ports Holdings PLC	401,632	3,399,906
AstraZeneca PLC	2,120,817	86,734,917
Aviva PLC	2,940,312	29,362,059
BAA PLC	1,341,548	14,097,309
BAE Systems PLC	4,023,435	17,564,123
Balfour Beatty PLC	648,384	3,222,542
Barclays PLC (3)	8,255,140	80,469,751
Barratt Developments PLC	364,320	3,377,770
BBA Group PLC	554,048	2,680,081
Berkeley Group Holdings PLC	203,104	4,428,555
BG Group PLC	4,856,941	31,592,774
BHP Billiton PLC	3,174,419	32,194,261
BOC Group PLC	583,188	9,371,406
Boots Group PLC	1,009,888	12,175,749
BP PLC	27,921,253	269,869,590
BPB PLC	710,336	5,469,758
Brambles Industries PLC	979,968	4,722,416
British Airways PLC (2)	791,296	3,120,892
British American Tobacco PLC	1,987,744	29,865,575
British Land Co. PLC	677,398	9,246,913
British Sky Broadcasting Group PLC	1,432,721	13,349,013
BT Group PLC	11,028,864	37,536,708
Bunzl PLC	694,848	5,255,009
Cable & Wireless PLC	3,055,360	5,850,261
Cadbury Schweppes PLC	2,575,149	21,350,966
Capita Group PLC	910,272	5,866,808
Carnival PLC	217,027	11,460,520
Centrica PLC	4,725,704	20,846,320
Close Brothers Group PLC	182,688	2,222,668
Cobham PLC	279,611	7,085,541
Compass Group PLC	2,919,929	12,037,918
Cookson Group PLC (2)	2,778,336	1,629,038
Corus Group PLC (2)	4,878,720	4,357,898
Daily Mail and General Trust PLC Class A	448,800	5,957,826
De La Rue PLC	271,744	1,608,270
Diageo PLC (1)	3,921,984	52,351,841
Dixons Group PLC	2,661,120	8,374,479
Electrocomponents PLC	607,904	3,238,555
EMAP PLC	332,992	4,795,710
EMI Group PLC	1,130,272	4,385,337
Enterprise Inns PLC	508,402	5,766,263
Exel PLC	309,408	4,011,018
FirstGroup PLC	672,320	3,541,689
FKI PLC	824,032	1,804,299

Friends Provident PLC	2,972,288	7,406,728
George Wimpey PLC	558,797	3,583,593
GKN PLC	979,968	3,838,085
GlaxoSmithKline PLC	7,412,952	155,794,165
Great Portland Estates PLC	419,007	2,322,433
Group 4 Securicor PLC (2)	1,859,175	3,968,650
GUS PLC	1,275,296	20,820,218
Hammerson PLC	392,480	5,271,304
Hanson PLC	1,053,536	7,760,184
Hays PLC	2,376,000	5,605,189
HBOS PLC	4,932,074	65,925,201
Hilton Group PLC	2,165,504	10,227,141
HSBC Holdings PLC	13,611,840	219,355,870
ICAP PLC	947,507	4,062,514
IMI PLC	574,816	3,675,792
Imperial Chemical Industries PLC	1,623,424	6,231,787
Imperial Tobacco Group PLC	935,616	21,806,267
InterContinental Hotels Group PLC	1,012,801	12,368,609
International Power PLC (2)	2,042,865	6,017,100
Invensys PLC Deferred Shares (2) (4)	3,107,431	—
ITV PLC	5,396,976	10,581,101
J Sainsbury PLC (1)	1,827,035	8,628,636
Johnson Matthey PLC	332,640	5,784,120
Kelda Group PLC	510,400	5,232,477
Kesa Electricals PLC	726,901	3,622,770
Kidde PLC	966,944	2,976,509
Kingfisher PLC	2,976,517	16,484,328
Land Securities Group PLC	653,332	14,281,406
Legal & General Group PLC	8,789,263	15,943,521
Lloyds TSB Group PLC	7,390,592	58,365,079
LogicaCMG PLC	830,420	2,685,586
Man Group PLC	370,304	8,868,100
Marconi Corp. PLC (2)	292,552	2,841,028
Marks & Spencer Group PLC (1)	2,626,272	17,275,504
MFI Furniture Group PLC	1,533,881	2,880,793
Misys PLC	670,208	2,643,318
Mitchells & Butlers PLC	703,768	3,671,891
National Express Group PLC	333,171	4,236,656
National Grid Transco PLC	3,827,374	33,206,069
Next PLC	335,203	10,257,014
Novar PLC	1,253,472	2,733,117
Pearson PLC	1,000,384	10,961,362
Persimmon PLC	412,544	4,671,489
Pilkington PLC	1,763,872	2,787,551
Provident Financial PLC	403,040	4,316,475
Prudential PLC	2,587,435	18,987,534
Prudential PLC Rights (2) (4)	425,114	3,119,641
Punch Taverns PLC	618,247	6,264,461
Rank Group PLC	932,448	4,886,380
Reckitt Benckiser PLC	717,728	19,647,490
Reed International PLC	1,602,716	14,286,834
Rentokil Initial PLC	2,404,512	6,828,970
Reuters Group PLC	1,831,808	12,443,934
Rexam PLC	735,076	5,798,317
Rio Tinto PLC	1,393,287	36,353,578
RMC Group PLC	402,336	6,269,888
Rolls-Royce Group PLC (2)	1,984,773	9,428,144
Royal & Sun Alliance Insurance Group PLC	4,063,840	5,566,015
Royal Bank of Scotland Group PLC	3,752,238	110,347,372
SABMiller PLC	987,008	14,205,726
Sage Group PLC	1,721,280	5,787,409
Scottish & Newcastle PLC	1,209,120	8,933,885
Scottish & Southern Energy PLC	1,101,408	16,841,127
Scottish Power PLC	2,277,601	18,351,860

Serco Group PLC	643,456	2,570,230
Severn Trent PLC	435,676	7,308,337
Shell Transport & Trading Co. PLC	12,636,283	99,270,466
Signet Group PLC	2,268,992	4,417,316
Slough Estates PLC	664,928	5,534,344
Smith & Nephew PLC	1,173,324	9,943,202
Smiths Group PLC	746,240	10,193,487
SSL International PLC	425,216	2,111,424
Stagecoach Group PLC	1,016,577	1,653,123
Tate & Lyle PLC	625,152	4,859,639
Taylor Woodrow PLC	963,776	4,088,120
Tesco PLC	9,552,302	50,232,700
3i Group PLC	782,282	8,349,410
Tomkins PLC	1,070,080	4,882,162
Trinity Mirror PLC	586,680	6,933,581
Unilever PLC	3,623,136	30,471,505
United Business Media PLC	425,216	3,716,418
United Utilities PLC	759,264	7,985,485
Vodafone Group PLC	85,157,985	217,668,791
Whitebread PLC	443,168	6,593,576
William Hill PLC	560,736	5,024,165
Wolseley PLC	744,368	12,834,351
WPP Group PLC	1,473,120	14,751,116
Yell Group PLC	826,848	5,545,023
		2,584,537,323

TOTAL COMMON STOCKS (Cost: $9,118,919,248)		10,154,296,872

Security	Shares	Value
PREFERRED STOCKS—0.54%

AUSTRALIA—0.25%
News Corp. Ltd. (The) (1)	3,336,960	26,171,694

		26,171,694

GERMANY—0.25%
Fresenius Medical Care AG (1)	52,800	2,872,615
Henkel KGaA (1)	92,224	6,882,785
Porsche AG (1)	11,968	7,596,114
Prosieben Satellite Media AG (1)	140,976	2,517,773
Volkswagen AG (1)	171,192	5,483,317

		25,352,604

ITALY—0.04%
Banca Intesa SpA (1)	1,090,631	3,662,570

		3,662,570

TOTAL PREFERRED STOCKS (Cost: $51,016,626)		55,186,868

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—23.82%

COMMERCIAL PAPER—4.06%
Amsterdam Funding Corp.
1.79%, 11/08/04 (5)	$12,129,608	12,125,386
Aspen Funding Corp.
1.85%, 11/01/04 (5)	46,415,965	46,415,965

Barton Capital Corp.
1.78%, 11/04/04 (5)	13,973,793	13,971,720
1.79%, 11/08/04 (5)	12,693,392	12,688,974
CRC Funding LLC
1.78%, 11/09/04 (5)	8,086,405	8,083,206
Delaware Funding Corp.
1.78%, 11/10/04 (5)	8,895,046	8,891,087
Edison Asset Securitization
1.45%, 11/09/04 (5)	16,172,810	16,167,599
1.59%, 12/02/04 (5)	16,172,810	16,150,667
Eureka Securitization Inc.
1.79%, 11/01/04 (5)	6,871,018	6,871,018
Ford Credit Auto Receivables
1.85%, 01/14/05 (5)	8,086,405	8,055,654
Grampian Funding LLC
1.59%, 11/30/04 (5)	8,086,405	8,076,048
Liberty Street Funding Corp.
1.80%, 11/12/04 (5)	4,043,203	4,040,979
Nationwide Building Society
1.63%, 12/09/04 (5)	13,423,432	13,400,337
Polonius Inc.
1.79%, 11/12/04 (5)	8,086,405	8,081,982
Prudential Funding LLC
1.60%, 12/01/04 (5)	8,086,405	8,075,623
1.85%, 11/01/04 (5)	40,432,025	40,432,025
Ranger Funding Co. LLC
1.79%, 11/01/04 (5)	9,271,549	9,271,549
Scaldis Capital LLC
1.78%, 11/08/04 (5)	36,388,823	36,376,228
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (5)	9,460,285	9,455,054
UBS Finance (Delaware)
1.11%, 12/17/04 (5)	24,259,215	24,224,807
1.85%, 11/01/04 (5)	80,864,051	80,864,051
Windmill Funding Corp.
1.79%, 11/02/04 (5)	2,425,922	2,425,801
1.79%, 11/03/04 (5)	9,703,686	9,702,721
1.79%, 11/08/04 (5)	11,773,806	11,769,723

		415,618,204

FLOATING RATE NOTES—7.22%
American Express Credit Corp.
1.95%, 10/26/05 (5)	16,172,810	16,181,375
Bank of Nova Scotia
1.85%, 09/26/05 (5)	4,043,203	4,041,589
Beta Finance Inc.
1.78%, 05/04/05 (5) (6)	9,703,686	9,702,708
1.89%, 09/23/05 (5) (6)	14,555,529	14,550,329
1.89%, 09/27/05 (5) (6)	12,938,248	12,933,569
1.91%, 03/15/05 (5) (6)	8,086,405	8,088,818
2.04%, 10/27/05 (5) (6)	15,364,170	15,380,828
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (5)	24,259,215	24,252,362
1.90%, 10/31/05 (5)	16,172,810	16,168,634
CC USA Inc.
1.78%, 05/04/05 (5) (6)	16,172,810	16,171,180
2.06%, 07/29/05 (5) (6)	16,172,810	16,169,211
Den Danske Bank NY
1.79%, 08/12/05 (5)	16,172,810	16,169,035
1.87%, 08/26/05 (5)	16,172,810	16,168,849
2.00%, 10/17/05 (5)	16,172,810	16,168,184
Depfa Bank PLC
1.86%, 09/15/05 (5)	16,172,810	16,172,810
Dorada Finance Inc.
2.06%, 07/29/05 (5) (6)	13,423,432	13,420,445

Five Finance Inc.
1.91%, 04/29/05 (5) (6)	12,938,248	12,937,614
HBOS Treasury Services PLC
1.96%, 04/22/05 (5)	16,172,810	16,172,810
K2 USA LLC
1.81%, 09/12/05 (5) (6)	16,172,810	16,170,034
1.82%, 06/10/05 (5) (6)	16,172,810	16,171,612
1.89%, 10/20/05 (5) (6)	16,172,810	16,173,344
2.05%, 07/25/05 (5) (6)	8,086,405	8,085,223
Links Finance LLC
1.82%, 04/15/05 (5) (6)	16,172,810	16,171,348
2.12%, 04/25/05 (5)	16,172,810	16,177,885
National City Bank (Ohio)
1.79%, 08/09/05 (5)	16,172,810	16,169,075
1.85%, 06/10/05 (5)	8,086,405	8,087,942
1.86%, 06/23/05 (5)	16,172,810	16,169,700
Nationwide Building Society
1.96%, 10/28/05 (5) (6)	27,493,777	27,497,316
Norddeutsche Landesbank
2.04%, 07/27/05 (5)	16,172,810	16,168,630
Northern Rock PLC
1.90%, 10/25/05 (5) (6)	32,345,620	32,345,620
2.02%, 01/13/05 (5) (6)	15,364,170	15,364,170
Permanent Financing PLC
1.81%, 03/10/05 (5)	16,172,810	16,172,810
1.82%, 12/10/04 (5)	8,086,405	8,086,405
1.84%, 06/10/05 (5)	7,277,765	7,277,765
Sigma Finance Inc.
1.84%, 11/15/04 (5)	16,172,810	16,172,763
1.86%, 08/17/05 (5)	8,086,405	8,086,967
1.86%, 09/15/05 (5)	20,216,013	20,217,628
Tango Finance Corp.
1.66%, 05/17/05 (5) (6)	13,423,432	13,423,070
1.70%, 02/25/05 (5) (6)	9,056,774	9,056,200
1.80%, 04/07/05 (5) (6)	5,935,421	5,935,166
1.83%, 01/18/05 (5) (6)	7,116,036	7,115,883
1.84%, 09/15/05 (5) (6)	14,232,073	14,230,118
1.90%, 07/25/05 (5) (6)	16,172,810	16,171,628
WhistleJacket Capital LLC
1.83%, 07/15/05 (5) (6)	12,129,608	12,127,878
1.83%, 09/15/05 (5)	12,129,608	12,127,490
1.83%, 10/14/05 (5) (6)	8,086,405	8,085,636
1.84%, 06/15/05 (5) (6)	8,086,405	8,085,258
White Pine Finance LLC
1.68%, 05/20/05 (5)	7,277,765	7,277,366
1.80%, 07/05/05 (5)	8,086,405	8,085,212
1.82%, 04/15/05 (5) (6)	12,129,608	12,128,511
1.83%, 11/15/04 (5) (6)	9,703,686	9,703,686
1.84%, 06/15/05 (5) (6)	6,630,852	6,630,852
1.89%, 03/29/05 (5)	6,954,308	6,953,672
1.90%, 08/26/05 (5) (6)	8,086,405	8,085,085
2.02%, 07/11/05 (5)	4,043,203	4,042,888
Winston Funding Ltd.
2.16%, 01/23/05 (5) (6)	11,547,386	11,547,386

		738,429,572

MEDIUM-TERM NOTES—0.50%
CC USA Inc.
1.29%, 04/15/05 (5) (6)	16,172,810	16,172,079
1.51%, 02/15/05 (5) (6)	10,512,327	10,517,072
Dorada Finance Inc.
1.48%, 01/18/05 (5) (6)	12,129,608	12,129,479
K2 USA LLC
1.46%, 01/12/05 (5) (6)	8,086,405	8,086,246

WhistleJacket Capital LLC
1.32%, 02/04/05 (5) (6)	4,043,203	4,042,993

		50,947,869

MONEY MARKET FUNDS—4.89%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	64,691,240	64,691,240
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	247,896,562	247,896,562
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	177,900,911	177,900,911
BlackRock Temp Cash Money Market Fund (5)	3,624,769	3,624,769
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	6,600,390	6,600,390

		500,713,872

REPURCHASE AGREEMENTS—3.79%
Banc of America Securities LLC
1.86%, 11/01/04 (5) (7)	64,691,240	64,691,240
Bank of America N.A.
1.86%, 11/01/04 (5) (7)	161,728,101	161,728,101
Goldman Sachs & Co.
1.86%, 11/01/04 (5) (7)	161,728,101	161,728,101

		388,147,442

TIME DEPOSITS—2.78%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (5)	16,172,810	16,172,810
1.33%, 02/10/05 (5)	8,086,405	8,086,069
1.39%, 02/02/05 (5)	8,086,405	8,086,096
1.39%, 04/08/05 (5)	11,320,967	11,320,229
Bank of New York
1.39%, 11/01/04 (5)	16,172,810	16,172,810
1.60%, 12/03/04 (5)	4,043,203	4,043,023
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (5)	4,043,203	4,043,221
HBOS Treasury Services PLC
1.24%, 04/01/05 (5)	10,350,598	10,350,170
Key Bank N.A.
1.81%, 11/01/04 (5)	21,024,653	21,024,653
National City Bank (Ohio)
1.25%, 01/06/05 (5)	16,172,810	16,172,954
Nordea Bank PLC
2.11%, 06/07/05 (5)	16,172,810	16,170,893
Rabobank Nederland NV NY
1.85%, 11/01/04 (5)	32,345,620	32,345,620
Toronto-Dominion Bank
1.22%, 03/23/05 (5)	28,302,418	28,300,488
1.34%, 02/10/05 (5)	6,469,124	6,468,855
1.41%, 11/01/04 (5)	12,129,608	12,129,608
1.77%, 05/10/05 (5)	8,086,405	8,085,986
1.90%, 05/11/05 (5)	8,086,405	8,085,984
World Savings Bank FSB
1.76%, 11/12/04 (5)	57,413,476	57,413,126

		284,472,595

U.S. GOVERNMENT AGENCY NOTES—0.58%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (5)	11,320,967	11,337,362
1.80%, 01/18/05 (5)	7,520,357	7,491,027
1.80%, 01/19/05 (5)	8,086,405	8,054,464
2.06%, 05/31/05 (5)	8,062,631	7,965,284
Federal National Mortgage Association
2.33%, 07/22/05 (5)	24,259,215	23,847,163

		58,695,300

TOTAL SHORT - TERM INVESTMENTS (Cost: $2,437,024,854)	2,437,024,854

TOTAL INVESTMENTS IN SECURITIES — 123.59% (Cost: $11,606,960,728) (8)	12,646,508,594
Other Assets, Less Liabilities — (23.59%)	(2,414,074,425)

NET ASSETS — 100.00%	$10,232,434,169

ADR - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(6)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(8)	As of October 31, 2004, the cost of investments for federal income tax purposes was $11,654,575,413. Net unrealized appreciation on securities based on tax cost was $991,933,181, resulting from gross unrealized appreciation on securities of $1,180,598,220 and gross unrealized depreciation on securities of $188,665,039.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—99.90%

ADVERTISING—0.21%
ADVO Inc.	30	$958
Catalina Marketing Corp.	50	1,280
Donnelley (R.H.) Corp. (1)	30	1,627
Getty Images Inc. (1)	45	2,661
Harte-Hanks Inc.	55	1,416
Interpublic Group of Companies Inc. (1)	430	5,272
Omnicom Group Inc.	195	15,385
Publicis Groupe ADR	130	3,893
SITEL Corp. (1)	55	104

		32,596

AEROSPACE & DEFENSE—1.24%
AAR Corp. (1) (2)	30	352
Alliant Techsystems Inc. (1)	40	2,300
Armor Holdings Inc. (1)	25	925
Boeing Co. (The)	752	37,525
CAE Inc. (Canada)	255	1,043
Curtiss-Wright Corp.	10	558
Curtiss-Wright Corp. Class B	5	261
DRS Technologies Inc. (1)	25	905
Ducommun Inc. (1)	10	236
EDO Corp.	15	420
Esterline Technologies Corp. (1)	20	632
Fairchild Corp. (The) Class A (1)	15	53
GenCorp. Inc. (2)	40	556
General Dynamics Corp.	170	17,360
Goodrich (B.F.) Co.	120	3,700
HEICO Corp. (2)	5	90
HEICO Corp. Class A	10	139
L-3 Communications Holdings Inc.	100	6,593
Lockheed Martin Corp.	370	20,383
Moog Inc. Class A (1)	20	751
Northrop Grumman Corp.	360	18,630
Orbital Sciences Corp. (1)	50	517
Raytheon Co.	430	15,686
Rockwell Collins Inc.	170	6,030
Sequa Corp. Class A (1)	5	270
Teledyne Technologies Inc. (1)	30	767
Titan Corp. (The) (1)	176	2,612
Triumph Group Inc. (1)	15	515
United Defense Industries Inc. (1)	25	1,003
United Industrial Corp.	10	320
United Technologies Corp.	530	49,195

		190,327

AGRICULTURE—1.06%
Altria Group Inc.	2,095	101,524

Bunge Ltd.	105	5,012
Delta & Pine Land Co.	35	921
DIMON Inc.	45	262
Gallaher Group PLC ADR	170	8,600
Imperial Tobacco Group ADR	375	17,606
Loews Corp. - Carolina Group	107	2,895
Monsanto Co.	275	11,756
Reynolds American Inc.	85	5,853
Standard Commercial Corp.	15	239
Tejon Ranch Co. (1)	10	359
Universal Corp.	25	1,144
UST Inc.	170	6,997
Vector Group Ltd.	21	325

		163,493

AIRLINES—0.14%
Air France ADR	132	2,288
AirTran Holdings Inc. (1) (2)	85	988
Alaska Air Group Inc. (1)	30	790
AMR Corp. (1) (2)	165	1,274
British Airways PLC ADR (1)	55	2,199
China Southern Airlines Co. Ltd. ADR (1)	25	431
Continental Airlines Inc. Class B (1) (2)	70	650
ExpressJet Holdings Inc. (1)	25	278
KLM Royal Dutch Airlines ADR (1) (3)	27	339
LAN Airlines SA ADR	40	982
Midwest Air Group Inc. (1) (2)	20	60
Southwest Airlines Co.	735	11,591

		21,870

APPAREL—0.34%
Benetton Group SpA ADR	30	700
Carter’s Inc. (1)	5	157
Coach Inc. (1)	190	8,860
Gildan Activewear Inc. (Canada) (1)	20	574
Guess? Inc. (1)	10	167
Hartmarx Corp. (1)	35	293
Jones Apparel Group Inc.	130	4,589
Kellwood Co.	30	944
Liz Claiborne Inc.	115	4,701
Nike Inc. Class B	180	14,636
Oxford Industries Inc. (2)	15	556
Phillips-Van Heusen Corp.	25	570
Polo Ralph Lauren Corp.	55	2,031
Quiksilver Inc. (1)	55	1,499
Reebok International Ltd.	50	1,850
Russell Corp.	30	519
Skechers U.S.A. Inc. Class A (1)	20	221
Stride Rite Corp.	40	414
Tefron Ltd. (1)	10	39
Timberland Co. Class A (1)	20	1,228
Tommy Hilfiger Corp. (1)	104	998
VF Corp.	90	4,845
Wolverine World Wide Inc.	40	1,218

		51,609

AUTO MANUFACTURERS—1.75%
DaimlerChrysler AG (Germany) (2)	845	35,025
Fiat SpA ADR (1)	575	4,174
Ford Motor Co.	1,815	23,649
General Motors Corp. (2)	475	18,311

Honda Motor Co. Ltd. ADR	1,962	47,657
Navistar International Corp. (1)	65	2,246
Oshkosh Truck Corp.	35	2,061
Titan International Inc. (2)	15	149
Toyota Motor Corp. ADR	1,738	134,851
Wabash National Corp. (1)	25	614

		268,737

AUTO PARTS & EQUIPMENT—0.30%
American Axle & Manufacturing Holdings Inc.	30	861
ArvinMeritor Inc.	70	1,306
Autoliv Inc. (Sweden)	100	4,275
Bandag Inc. (2)	5	230
Bandag Inc. Class A	5	211
BorgWarner Inc.	60	2,783
China Yuchai International Ltd. (China)	25	338
Collins & Aikman Corp. (1)	20	78
Cooper Tire & Rubber Co.	75	1,461
Dana Corp.	155	2,311
Delphi Corp.	510	4,289
Goodyear Tire & Rubber Co. (The) (1) (2)	180	1,814
Johnson Controls Inc.	195	11,183
Lear Corp.	70	3,774
Magna International Inc. Class A (Canada)	100	7,295
Miller Industries Inc. (1)	5	48
Raytech Corp. (1)	390	733
Standard Motor Products Inc.	15	229
Superior Industries International Inc. (2)	20	545
Tenneco Automotive Inc. (1)	40	510
TRW Automotive Holdings Corp. (1)	25	459
Visteon Corp.	130	924

		45,657

BANKS—11.00%
ABN AMRO Holding NV ADR	1,715	41,263
Allied Irish Banks PLC ADR	435	15,208
AmSouth Bancorp	360	9,500
Assurant Inc.	95	2,563

Australia & New Zealand Banking Group Ltd. ADR	370	28,383
Banco Bilbao Vizcaya Argentaria Chile ADR	5	123
Banco Bilbao Vizcaya Argentaria SA ADR (2)	3,500	55,125
Banco de Chile ADR	55	1,869
Banco Latinoamericano de Exportaciones SA	30	550
Banco Santander Central Hispano SA ADR (2)	4,920	55,006
Banco Santander Chile SA ADR	65	1,817
BancorpSouth Inc.	75	1,784
Bank of America Corp.	4,143	185,565
Bank of Hawaii Corp.	55	2,626
Bank of Ireland ADR	235	12,901
Bank of Montreal (Canada)	515	24,344
Bank of New York Co. Inc. (The) (2)	800	25,968
Bank of Nova Scotia (Canada)	1,040	33,810
Banknorth Group Inc.	170	5,996
Barclays PLC ADR (2) (4)	1,695	66,885
BB&T Corp.	565	23,227
BBVA Banco Frances SA ADR (1)	25	162

Canadian Imperial Bank of Commerce (Canada)	380	22,960
Capitol Bancorp Ltd.	10	307
Central Pacific Financial Corp.	15	458

Chittenden Corp. (2)	50	1,416
City National Corp.	45	3,100
Colonial BancGroup Inc. (The)	130	2,814
Comerica Inc.	165	10,149
Commerce Bancorp Inc. (2)	80	4,739
Community Bank System Inc.	30	828
Credicorp Ltd. (Peru)	35	504
Credit Suisse Group PLC ADR	1,235	42,323
Cullen/Frost Bankers Inc.	55	2,695
Deutsche Bank AG (Germany)	600	45,690
Espirito Santo Financial Group SA ADR	50	1,165
First BanCorp (Puerto Rico)	40	2,181
First Commonwealth Financial Corp.	60	871
First Horizon National Corp. (2)	130	5,626
First Marblehead Corp. (The) (1)	15	804
First National Bankshares of Florida (2)	46	1,136
First Republic Bank	15	723
FNB Corp. (Pennsylvania) (2)	50	1,026
Fremont General Corp. (2)	70	1,505
Genworth Financial Inc. Class A	149	3,555
HDFC Bank Ltd. ADR	100	3,517
Hibernia Corp. Class A	160	4,640
Hong Kong & Shanghai Banking ADR (2)	2,235	181,102
Hudson United Bancorp	45	1,791
ICICI Bank Ltd. ADR	245	3,861
Irwin Financial Corp. (2)	20	499
KeyCorp	430	14,444
Kookmin Bank ADR (2)	315	10,593
Lloyds TSB Group PLC ADR	1,440	45,979
M&T Bank Corp.	95	9,785
Marshall & Ilsley Corp. (2)	215	9,024
Mellon Financial Corp.	445	12,860
Mitsubishi Tokyo Financial Group Inc. ADR	6,655	56,501
National Australia Bank Ltd. ADR (2)	310	32,782
National Bank of Greece SA ADR	1,579	9,000
National City Corp.	622	24,239
North Fork Bancorp Inc.	275	12,127
Old National Bancorp	70	1,734
Oriental Financial Group Inc. (2)	15	425
PNC Financial Services Group	295	15,428
R&G Financial Corp. Class B	30	1,129
Regions Financial Corp.	478	16,768
Royal Bank of Canada (Canada) (2)	675	35,120
Sanpaolo IMI SpA ADR	485	12,295
Santander BanCorp	5	139
State Street Corp. (2)	345	15,542
Sterling Bancorp	15	433
SunTrust Banks Inc.	288	20,269
Synovus Financial Corp.	260	7,069
TCF Financial Corp.	140	4,413
Toronto-Dominion Bank	680	27,322
U.S. Bancorp	1,985	56,791
UBS AG (Switzerland)	1,105	80,101
UnionBanCal Corp.	50	3,037
USB Holding Co. Inc.	15	408
Valley National Bancorp (2)	99	2,808
W Holding Co. Inc.	80	1,599
Wachovia Corp.	1,519	74,750
Wells Fargo & Co.	1,684	100,568
Westpac Banking Corp. ADR	370	26,192
Wilmington Trust Corp.	70	2,419

		1,690,753

BEVERAGES—1.98%
Allied Domecq PLC ADR	285	10,257
Anheuser-Busch Companies Inc.	820	40,959
Boston Beer Co. Inc. Class A (1)	10	253
Brown-Forman Corp. Class A	15	691
Brown-Forman Corp. Class B	40	1,796
Coca Cola Bottling Co. SA ADR	110	2,479
Coca-Cola Co. (The)	2,308	93,843
Coca-Cola Enterprises Inc.	245	5,123
Coca-Cola Femsa SA ADR	30	604
Companhia de Bebidas das Americas ADR	75	3,525
Compania Cervecerias Unidas ADR	50	1,124
Constellation Brands Inc. (1)	95	3,727
Coors (Adolph) Co. Class B	25	1,667
Cott Corp. (Canada) (1)	50	1,313
Diageo PLC ADR	790	42,486
Embotelladora Andina SA Class A ADR	60	736
Embotelladora Andina SA Class B ADR	60	732
Pepsi Bottling Group Inc.	170	4,767
PepsiAmericas Inc.	85	1,721
PepsiCo Inc.	1,733	85,922
Quilmes Industrial SA Class A ADR	6	98
Vina Concha y Toro SA ADR	10	640
Weider Nutrition International Inc. (1)	30	129

		304,592

BIOTECHNOLOGY—0.19%
Applera Corp. - Celera Genomics Group (1)	181	2,320
Cambrex Corp.	25	559
Charles River Laboratories International Inc. (1)	45	2,106
CryoLife Inc. (1) (2)	20	138
Enzo Biochem Inc. (1) (2)	116	2,043
Genentech Inc. (1)	450	20,488
Millipore Corp. (1)	48	2,208

		29,862

BUILDING MATERIALS—0.51%
American Standard Companies Inc. (1)	180	6,583
Cemex SA de CV ADR	235	6,810
Comfort Systems USA Inc. (1)	40	277
Drew Industries Inc. (1)	5	157
Eagle Materials Inc. (2)	10	691
Eagle Materials Inc. Class B	10	668
ElkCorp	15	422
Florida Rock Industries Inc.	40	2,066
Hanson PLC ADR	178	6,568
International Aluminium Corp.	5	145
Lafarge North America Inc.	30	1,470
Lafarge SA ADR	690	15,822
Lennox International Inc.	50	723
Martin Marietta Materials Inc.	50	2,276
Masco Corp.	465	15,931
Masisa SA ADR	15	286
Masonite International Corp. (Canada) (1)	55	1,533
Mestek Inc. (1)	5	89
NCI Building Systems Inc. (1)	20	643
Rinker Group Ltd. ADR	100	6,478
Royal Group Technologies Ltd. (Canada) (1)	70	510
Simpson Manufacturing Co. Inc.	20	1,286

Texas Industries Inc.	20	1,019
Trex Co. Inc. (1) (2)	10	401
USG Corp. (1) (2)	35	784
Vulcan Materials Co.	80	3,982
York International Corp.	40	1,274

		78,894

CHEMICALS—1.93%
Agrium Inc. (Canada)	130	2,157
Air Products & Chemicals Inc.	220	11,700
Airgas Inc.	65	1,599
Albemarle Corp.	35	1,255
Arch Chemicals Inc. (2)	25	709
Ashland Inc.	70	4,033
BASF AG ADR	575	36,127
Bayer AG ADR	705	20,001
BOC Group PLC ADR	255	8,300
Cabot Corp.	65	2,215
Ciba Specialty Chemicals AG ADR	140	4,808
Crompton Corp.	115	1,069
Cytec Industries Inc.	35	1,628
Dow Chemical Co. (The)	950	42,693
Du Pont (E.I.) de Nemours and Co.	1,030	44,156
Eastman Chemical Co. (2)	80	3,798
Ecolab Inc. (2)	190	6,431
Engelhard Corp.	130	3,679
Ferro Corp.	40	843
FMC Corp. (1)	35	1,535
Fuller (H.B.) Co.	30	807
Georgia Gulf Corp.	35	1,584
Grace (W.R.) & Co. (1)	60	643
Great Lakes Chemical Corp. (2)	45	1,153
Hercules Inc. (1)	105	1,499
Imperial Chemical Industries PLC ADR	305	4,703
International Flavors & Fragrances Inc.	85	3,319
Jilin Chemical Industrial Co. Ltd. ADR (1)	10	255
Kronos Worldwide Inc. (2)	5	199
Lubrizol Corp.	55	1,910
Lyondell Chemical Co. (2)	180	4,136
MacDermid Inc.	25	789
Millennium Chemicals Inc. (1) (2)	65	1,396
Minerals Technologies Inc.	20	1,202
Mosaic Co. (The) (1)	105	1,579
NewMarket Corp. (1)	15	336
NL Industries Inc.	10	199
Nova Chemicals Corp. (Canada)	90	3,501
Octel Corp.	15	289
Olin Corp.	70	1,309
OM Group Inc. (1)	30	990
OMNOVA Solutions Inc. (1)	40	210
PolyOne Corp. (1)	95	719
Potash Corp. of Saskatchewan (Canada)	110	7,347
PPG Industries Inc.	175	11,156
Praxair Inc.	335	14,137
Quaker Chemical Corp.	10	226
Rhodia SA ADR	678	1,200
Rohm & Haas Co.	150	6,358
RPM International Inc. (2)	120	2,116
Sensient Technologies Corp.	45	977
SGL Carbon AG ADR	170	705
Sherwin-Williams Co. (The)	125	5,340

Sinopec Beijing Yanhua Petrochemical Co. Ltd. ADR	20	368
Sinopec Shanghai Petrochemical Co. Ltd. ADR	25	881
Sociedad Quimica y Minera de Chile SA ADR	10	515
Spartech Corp.	30	756
Stepan Co.	5	120
Syngenta AG ADR	525	9,996
Terra Industries Inc. (1)	40	306
Valhi Inc.	10	153
Valspar Corp. (The)	50	2,333
Wellman Inc.	35	258

		296,711

COAL—0.08%
Arch Coal Inc. (2)	55	1,789
CONSOL Energy Inc.	95	3,363
Massey Energy Co.	80	2,154
Peabody Energy Corp.	65	4,146
Yanzhou Coal Mining Co. Ltd. ADR	20	1,335

		12,787

COMMERCIAL SERVICES—0.96%
Aaron Rents Inc.	37	803
ABM Industries Inc.	40	830
Accenture Ltd. (1)	400	9,684
Adecco SA ADR (2)	540	6,512
ADESA Inc. (1)	80	1,612
Administaff Inc. (1) (2)	25	286
Alliance Data Systems Corp. (1)	45	1,903
AMN Healthcare Services Inc. (1) (2)	15	177
ARAMARK Corp. Class B	100	2,255
Arbitron Inc. (1)	30	1,085
Banta Corp.	25	1,017
BearingPoint Inc. (1)	160	1,392
Block (H & R) Inc. (2)	170	8,083
Bowne & Co. Inc.	35	435
Bunzl PLC ADR	95	3,676
Carriage Services Inc. (1)	20	94
Cendant Corp.	1,060	21,825
Central Parking Corp. (2)	25	339
Cenveo Inc. (1)	40	125
Chemed Corp.	10	604
ChoicePoint Inc. (1)	90	3,747
Clark Inc. (1)	15	194
Consolidated Graphics Inc. (1)	10	427
Convergys Corp. (1)	145	1,886
Cornell Companies Inc. (1)	15	207
Corrections Corp. of America (1)	35	1,216
CPI Corp.	10	123
Deluxe Corp.	74	2,819
DeVry Inc. (1)	65	949
Dollar Thrifty Automotive Group Inc. (1)	25	603
Donnelley (R.R.) & Sons Co.	220	6,919
Equifax Inc.	145	3,792
Franklin Covey Co. (1)	20	37
FTI Consulting Inc. (1) (2)	45	844
Gartner Inc. Class A (1) (2)	55	654
Gartner Inc. Class B (1)	30	348
Geo Group Inc. (The) (1)	10	200
Hewitt Associates Inc. Class A (1)	30	841
Interactive Data Corp. (1)	35	691

Iron Mountain Inc. (1)	120	3,966
ITT Educational Services Inc. (1)	45	1,710
Korn/Ferry International (1)	35	609
Labor Ready Inc. (1) (2)	40	574
Landauer Inc. (2)	10	488
Mac-Gray Corp. (1)	5	36
Manpower Inc.	90	4,072
MAXIMUS Inc. (1)	20	544
McKesson Corp.	285	7,598
Medical Staffing Network Holdings Inc. (1)	15	110
Midas Inc. (1) (2)	15	284
MoneyGram International Inc.	90	1,674
Moody’s Corp.	130	10,115
MPS Group Inc. (1)	110	1,158
Navigant Consulting Inc. (1)	45	1,119
Pre-Paid Legal Services Inc. (1) (2)	15	418
Quanta Services Inc. (1)	75	504
Quebecor World Inc. (Canada)	90	1,871
Rent-Way Inc. (1) (2)	25	196
Robert Half International Inc.	175	4,643
Rollins Inc. (2)	25	659
Service Corp. International (1)	310	2,049
ServiceMaster Co. (The)	305	3,916
Sotheby’s Holdings Inc. Class A (1)	45	841
Spherion Corp. (1)	60	431
StarTek Inc.	10	276
TNS Inc. (1)	5	98
United Rentals Inc. (1)	145	2,240
Universal Technical Institute Inc. (1)	10	328
Valassis Communications Inc. (1)	55	1,891
Viad Corp.	22	474
Volt Information Sciences Inc. (1)	10	290
Watson Wyatt & Co. Holdings	35	929
Weight Watchers International Inc. (1) (2)	45	1,616

		146,961

COMPUTERS—2.30%
Affiliated Computer Services Inc. Class A (1) (2)	125	6,819
Anteon International Corp. (1)	30	1,179
BISYS Group Inc. (The) (1)	125	1,825
CACI International Inc. Class A (1)	30	1,829
Cadence Design Systems Inc. (1)	270	3,359
Ceridian Corp. (1)	155	2,674
CGI Group Inc. (Canada) (1)	350	2,285
CIBER Inc. (1) (2)	55	497
Computer Sciences Corp. (1)	195	9,686
Computer Task Group Inc. (1)	20	62
Diebold Inc.	96	4,594
DST Systems Inc. (1)	83	3,723
Electronic Data Systems Corp.	495	10,529
EMC Corp. (1)	2,495	32,111
FactSet Research Systems Inc.	25	1,246
Gateway Inc. (1)	260	1,521
Hewlett-Packard Co.	2,825	52,714
Imation Corp. (2)	35	1,094
International Business Machines Corp.	1,746	156,703
Iomega Corp. (1)	50	230
Lexmark International Inc. (1)	130	10,804
Maxtor Corp. (1)	472	1,397
NCR Corp. (1)	100	5,635
PAR Technology Corp. (1)	5	53

Perot Systems Corp. Class A (1)	75	1,202
Quantum Corp. (1) (2)	160	429
Reynolds & Reynolds Co. (The) Class A	70	1,723
Seagate Technology	254	3,211
SRA International Inc. Class A (1)	15	806
Storage Technology Corp. (1)	115	3,107
SunGard Data Systems Inc. (1)	295	7,815
TDK Corp. ADR	135	9,361
Thomson Corp. (Canada)	195	6,765
Tyler Technologies Inc. (1)	40	349
Unisys Corp. (1)	340	3,611
Western Digital Corp. (1)	352	2,932
Xanser Corp. (1)	30	88

		353,968

COSMETICS & PERSONAL CARE—1.65%
Alberto-Culver Co.	70	3,140
Avon Products Inc.	490	19,379
Colgate-Palmolive Co.	515	22,979
Estee Lauder Companies Inc. Class A	115	4,939
Gillette Co. (The)	945	39,199
Kimberly-Clark Corp.	515	30,730
Procter & Gamble Co.	2,590	132,556
Revlon Inc. Class A (1)	15	36

		252,958

DISTRIBUTION & WHOLESALE—0.20%
Advanced Marketing Services Inc.	15	157
Aviall Inc. (1)	35	758
Buhrmann NV ADR	135	999
Genuine Parts Co.	180	7,180
Grainger (W.W.) Inc.	85	4,980
Handleman Co.	25	538
Hughes Supply Inc.	60	1,705
Huttig Building Products Inc. (1)	10	80
Ingram Micro Inc. Class A (1)	125	2,156
Watsco Inc.	20	569
WESCO International Inc. (1)	15	376
Wolseley PLC ADR	300	10,605

		30,103

DIVERSIFIED FINANCIAL SERVICES—6.23%
Affiliated Managers Group Inc. (1) (2)	35	1,954
American Express Co.	1,175	62,357
AmeriCredit Corp. (1) (2)	160	3,104
AMVESCAP PLC ADR	415	4,540
Bay View Capital Corp.	6	100
Bear Stearns Companies Inc. (The)	100	9,475
BKF Capital Group Inc.	5	158
BlackRock Inc.	15	1,102
Capital One Financial Corp.	240	17,702
Capital Trust Inc. Class A	5	146
CapitalSource Inc. (1) (2)	70	1,568
Chicago Mercantile Exchange Holdings Inc.	31	5,448
CIT Group Inc. (2)	220	8,888
Citigroup Inc.	5,289	234,673
Countrywide Financial Corp.	570	18,200
Doral Financial Corp.	95	3,988
E*TRADE Financial Corp. (1) (2)	380	4,902
Eaton Vance Corp.	60	2,617
Edwards (A.G.) Inc.	85	3,082

Federal Agricultural Mortgage Corp. (1)	10	197
Federal Home Loan Mortgage Corp.	715	47,619
Federal National Mortgage Association	956	67,063
Federated Investors Inc. Class B	100	2,899
Financial Federal Corp. (1)	20	746
Franklin Resources Inc.	145	8,790
Friedman, Billings, Ramsey Group Inc. Class A (2)	210	3,599
Gabelli Asset Management Inc. Class A	5	230
Goldman Sachs Group Inc. (The)	427	42,008
IndyMac Bancorp Inc.	60	1,936
Investment Technology Group Inc. (1) (2)	50	770
Janus Capital Group Inc.	250	3,812
Jefferies Group Inc.	50	2,006
JP Morgan Chase & Co.	3,649	140,851
LaBranche & Co. Inc. (1)	174	1,234
Legg Mason Inc.	105	6,690
Lehman Brothers Holdings Inc.	285	23,413
MBNA Corp.	1,165	29,859
Merrill Lynch & Co. Inc.	895	48,276
Metris Companies Inc. (1)	60	576
MicroFinancial Inc. (1)	10	47
Milacron Inc. Rights (2) (3)	16	—
Morgan Stanley	1,020	52,112
National Financial Partners Corp.	35	1,076
Nelnet Inc. Class A (1)	10	194
Nissin Co. Ltd. ADR	90	735
Nomura Holdings Inc. ADR	2,025	24,644
Nuveen Investments Inc. Class A	20	632
Oppenheimer Holdings Inc. Class A (Canada)	10	227
ORIX Corp. ADR	174	10,162
Petrobras Energia Participaciones SA ADR (1)	90	1,021
Piper Jaffray Companies Inc. (1)	20	875
Providian Financial Corp. (1)	300	4,665
Raymond James Financial Inc. (2)	60	1,566
Ritchie Bros. Auctioneers Inc.	30	915
Schwab (Charles) Corp. (The)	1,065	9,745
Shinhan Financial Group Co. Ltd. ADR	135	5,288
SLM Corp.	465	21,046
Stifel Financial Corp. (1)	6	118
Student Loan Corp.	5	732
SWS Group Inc.	15	288
Van der Moolen Holding NV ADR (1)	40	235
W.P. Stewart & Co. Ltd. (2)	25	505
Waddell & Reed Financial Inc. Class A	85	1,786
Westcorp Inc.	25	998
Westwood Holdings Group Inc.	5	91
Woori Finance Holdings Co. Ltd. ADR	35	752

		957,033

ELECTRIC—3.40%
AES Corp. (The) (1)	610	6,649
Allegheny Energy Inc. (1) (2)	130	2,380
ALLETE Inc.	26	883
Alliant Energy Corp.	115	3,034
Ameren Corp.	190	9,120
American Electric Power Co. Inc.	405	13,337
Aquila Inc. (1)	200	634
Avista Corp.	45	800
Black Hills Corp.	35	1,031
Calpine Corp. (1) (2)	425	1,058
CenterPoint Energy Inc. (2)	280	2,943

Central Vermont Public Service Corp.	15	330
CH Energy Group Inc.	15	669
Cinergy Corp.	170	6,718
Cleco Corp.	50	911
CMS Energy Corp. (1) (2)	165	1,544
Companhia Paranaense de Energia ADR	105	376
Consolidated Edison Inc. (2)	235	10,211
Constellation Energy Group Inc.	175	7,108
Dominion Resources Inc.	335	21,547
DPL Inc.	100	2,160
DTE Energy Co. (2)	175	7,474
Duke Energy Corp.	935	22,936
Duquesne Light Holdings Inc. (2)	80	1,373
E.ON AG ADR	675	55,046
Edison International	335	10,217
El Paso Electric Co. (1)	50	832
Empire District Electric Co. (The) (2)	25	521
Empresa Nacional de Electricidad SA ADR	115	1,920
Endesa SA ADR	985	20,114
Enel SpA ADR	490	22,143
Energias de Portugal SA ADR	200	5,960
Energy East Corp.	150	3,780
Enersis SA ADR	235	1,777
Entergy Corp.	235	15,360
Exelon Corp.	680	26,942
FirstEnergy Corp.	340	14,052
FPL Group Inc.	175	12,057
Great Plains Energy Inc.	70	1,994
Green Mountain Power Corp.	5	129
Hawaiian Electric Industries Inc. (2)	80	2,243
Huaneng Power International Inc. ADR	80	2,402
IDACORP Inc.	40	1,239
International Power PLC ADR	115	3,450
Korea Electric Power Corp. ADR (2)	330	3,788
MDU Resources Group Inc. (2)	110	2,821
National Grid Group PLC ADR	635	28,003
NiSource Inc.	270	5,791
Northeast Utilities (2)	130	2,513
NRG Energy Inc. (1)	85	2,358
NSTAR	55	2,721
OGE Energy Corp. (2)	90	2,283
Pepco Holdings Inc.	175	3,607
PG&E Corp. (1)	405	12,976
Pinnacle West Capital Corp.	95	4,049
PNM Resources Inc.	60	1,397
PPL Corp.	185	9,620
Progress Energy Inc.	255	10,531
Public Service Enterprise Group Inc. (2)	245	10,435
Puget Energy Inc.	100	2,326
Reliant Energy Inc. (1) (2)	285	2,930
SCANA Corp.	105	3,895
Scottish Power PLC ADR	480	15,542
Sierra Pacific Resources Corp. (1) (2)	120	1,152
Southern Co. (The)	760	24,008
TECO Energy Inc.	195	2,730
Texas Genco Holdings Inc.	15	700
TransAlta Corp. (Canada)	195	2,640
TXU Corp.	335	20,509
UIL Holdings Corp. (2)	15	760
UniSource Energy Corp. (2)	35	861
Westar Energy Inc.	75	1,571

Wisconsin Energy Corp.	120	3,917
WPS Resources Corp. (2)	35	1,662
Xcel Energy Inc.	410	7,011

		522,511

ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
AMETEK Inc.	70	2,304
Belden CDT Inc.	47	1,045
C&D Technologies Inc.	25	447
Emerson Electric Co.	435	27,862
Energizer Holdings Inc. (1)	85	3,947
General Cable Corp. (1)	40	492
GrafTech International Ltd. (1)	90	833
Hitachi Ltd. ADR	347	21,740
Hubbell Inc.	5	212
Hubbell Inc. Class B	50	2,286
Magnetek Inc. (1)	25	154
Rayovac Corp. (1)	35	872

		62,194

ELECTRONICS—0.85%
Agilent Technologies Inc. (1)	455	11,402
Amphenol Corp. Class A (1)	80	2,746
Applera Corp. - Applied Biosystems Group	215	4,102
Arrow Electronics Inc. (1)	115	2,755
AU Optronics Corp. ADR	165	1,732
Avnet Inc. (1)	194	3,290
AVX Corp.	55	660
Bairnco Corp.	5	56
Benchmark Electronics Inc. (1)	40	1,359
Brady Corp. Class A	20	1,085
Celestica Inc. (Canada) (1)	190	2,751
Checkpoint Systems Inc. (1)	35	598
CTS Corp.	35	462
Epcos AG ADR (1)	50	760
Fisher Scientific International Inc. (1)	115	6,596
GP Strategies Corp. (1)	15	121
Jabil Circuit Inc. (1) (2)	170	4,133
Keithley Instruments Inc.	15	262
Koninklijke Philips Electronics NV	1,355	32,276
Kyocera Corp. ADR (2)	175	12,617
Lamson & Sessions Co. (1)	10	91
Mettler Toledo International Inc. (1)	45	2,155
Nam Tai Electronics Inc.	25	517
Park Electrochemical Corp.	20	420
Parker Hannifin Corp.	125	8,829
Paxar Corp. (1)	35	772
PerkinElmer Inc.	120	2,465
Premier Farnell PLC ADR	170	1,227
Rogers Corp. (1)	15	644
Solectron Corp. (1)	865	4,515
Sparton Corp. (1)	5	45
Stoneridge Inc. (1)	10	134
Symbol Technologies Inc.	210	3,085
Technitrol Inc. (1)	40	653
Tektronix Inc.	85	2,578
Thermo Electron Corp. (1)	170	4,930
Thomas & Betts Corp.	60	1,700
Waters Corp. (1)	125	5,161
Watts Water Technologies Inc. Class A	25	648

		130,332

ENERGY & RELATED—0.00%
Smedvig ASA Class B ADR	25	264

		264

ENGINEERING & CONSTRUCTION—0.17%
ABB Ltd. ADR	1,920	11,117
Chicago Bridge & Iron Co. NV (Netherlands)	50	1,547
Dycom Industries Inc. (1)	50	1,632
EMCOR Group Inc. (1)	15	594
Empressa ICA Sociedad Controladora SA ADR (1)	185	396
Fluor Corp. (2)	85	3,947
Granite Construction Inc.	35	850
Grupo Aeroportuario del Sureste SA de CV ADR	25	573
Jacobs Engineering Group Inc. (1)	55	2,240
McDermott International Inc. (1)	60	819
Shaw Group Inc. (The) (1)	65	792
URS Corp. (1)	30	828

		25,335

ENTERTAINMENT—0.16%
Argosy Gaming Co. (1)	30	1,188
Dover Downs Gaming & Entertainment Inc.	10	100
Dover Motorsports Inc.	15	71
DreamWorks Animation SKG Inc. Class A	45	1,757
Gaylord Entertainment Co. (1) (2)	55	1,843
GTECH Holdings Corp.	120	2,840
International Game Technology Inc.	360	11,894
Intrawest Corp. (Canada)	45	875
Metro-Goldwyn-Mayer Inc.	85	1,005
Pinnacle Entertainment Inc. (1)	35	514
Regal Entertainment Group Class A	40	796
Six Flags Inc. (1)	95	479
Speedway Motorsports Inc.	15	496
Steinway Musical Instruments Inc. (1)	5	138
Vail Resorts Inc. (1)	20	401

		24,397

ENVIRONMENTAL CONTROL—0.38%
Allied Waste Industries Inc. (1)	255	2,081
Calgon Carbon Corp.	35	241
IMCO Recycling Inc. (1)	15	176
Ionics Inc. (1)	20	570
Met-Pro Corp.	10	133
Mine Safety Appliances Co.	31	1,169
Republic Services Inc.	165	5,082
TRC Companies Inc. (1)	10	174
Vivendi Universal SA ADR (1)	1,105	30,310
Waste Connections Inc. (1)	45	1,418
Waste Management Inc.	600	17,088

		58,442

FOOD—2.03%
Albertson’s Inc. (2)	330	7,527
American Italian Pasta Co. Class A (2)	20	406
Archer-Daniels-Midland Co.	610	11,816
Blue Square Israel Ltd. ADR	10	100
Cadbury Schweppes PLC ADR (2)	530	17,755
Campbell Soup Co.	265	7,113
Chiquita Brands International Inc. (1)	40	721

ConAgra Foods Inc.	555	14,652
Corn Products International Inc.	35	1,722
Dean Foods Co. (1)	160	4,776
Del Monte Foods Co. (1)	205	2,189
Distribucion y Servicio D&S SA ADR	41	602
Flowers Foods Inc.	45	1,141
Fresh Del Monte Produce Inc. (2)	25	657
General Mills Inc.	305	13,496
Great Atlantic & Pacific Tea Co. (1)	15	97
Groupe Danone ADR	1,290	21,762
Gruma SA de CV ADR	35	280
Grupo Industrial Maseca SA de CV ADR	5	32
Heinz (H.J.) Co.	365	13,268
Hershey Foods Corp.	180	9,124
Hormel Foods Corp.	75	2,108
Industrias Bachoco SA de CV ADR	10	116
Kellogg Co.	245	10,535
Koninklijke Ahold NV ADR	1,600	11,120
Kraft Foods Inc. (2)	285	9,493
Kroger Co. (1)	700	10,577
M&F Worldwide Corp. (1)	10	134
McCormick & Co. Inc.	10	355
McCormick & Co. Inc. NVS	10	4,429
Pilgrim’s Pride Corp.	35	946
Ralcorp Holdings Inc.	30	1,102
Ruddick Corp.	40	805
Safeway Inc. (1)	455	8,299
Sara Lee Corp.	815	18,973
Smithfield Foods Inc. (1)	90	2,181
Smucker (J.M.) Co. (The)	58	2,581
SUPERVALU Inc.	140	4,129
Sysco Corp.	665	21,460
Tasty Baking Co.	10	80
Tootsie Roll Industries Inc.	25	758
Tyson Foods Inc. Class A	240	3,480
Unilever NV NYS	590	34,391
Unilever PLC ADR	750	25,567
Weis Markets Inc.	10	368
Wimm-Bill-Dann Foods OJSC ADR (1)	20	295
Wrigley (William Jr.) Co.	140	9,156

		312,674

FOOD SERVICE—0.02%
Sodexho Alliance SA ADR	100	2,525

		2,525

FOREST PRODUCTS & PAPER—0.60%
Abitibi-Consolidated Inc. (Canada)	350	2,086
Aracruz Celulose SA ADR	45	1,516
Boise Cascade Corp.	90	2,657
Bowater Inc.	55	2,026
Buckeye Technologies Inc. (1)	35	369
Deltic Timber Corp.	10	398
Domtar Inc.	165	2,003
Georgia-Pacific Corp.	230	7,956
Glatfelter Co.	30	373
International Paper Co.	495	19,062
Longview Fibre Co.	55	847
Louisiana-Pacific Corp.	100	2,451
MeadWestvaco Corp.	210	6,621
Pope & Talbot Inc.	15	226

Potlatch Corp.	30	1,413
Rock-Tenn Co. Class A	25	389
Sappi Ltd. ADR	215	3,115
Schweitzer-Mauduit International Inc.	15	473
Stora Enso OYJ ADR	660	9,379
Temple-Inland Inc.	55	3,252
UPM-Kymmene OYJ ADR	540	10,724
Wausau-Mosinee Paper Corp. (2)	50	782
Weyerhaeuser Co.	230	14,407

		92,525

GAS—0.25%
AGL Resources Inc.	60	1,872
Atmos Energy Corp.	55	1,420
Cascade Natural Gas Corp.	10	203
Chesapeake Utilities Corp.	5	125
Energen Corp.	35	1,882
KeySpan Corp.	165	6,592
Laclede Group Inc. (The)	20	603
MetroGas SA ADR (1)	10	42
New Jersey Resources Corp.	30	1,233
Nicor Inc. (2)	45	1,688
Northwest Natural Gas Co.	25	792
NUI Corp. (2)	15	202
ONEOK Inc.	100	2,682
Peoples Energy Corp.	40	1,711
Piedmont Natural Gas Co. (2)	35	1,594
SEMCO Energy Inc.	30	159
Sempra Energy	205	6,876
South Jersey Industries Inc.	15	708
Southern Union Co. (1)	57	1,252
Southwest Gas Corp.	35	855
UGI Corp.	50	1,931
Vectren Corp.	80	2,070
WGL Holdings Inc.	50	1,422

		37,914

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	30	703
Black & Decker Corp.	80	6,422
Kennametal Inc.	35	1,629
Milacron Inc. (1) (2)	35	96
Nidec Corp. ADR	185	5,032
Snap-On Inc.	55	1,616
Stanley Works (The)	85	3,784
Starrett (LS) Co. Class A	5	80

		19,362

HEALTH CARE-PRODUCTS—2.74%
Advanced Medical Optics Inc. (1)	30	1,173
Alcon Inc.	80	5,696
Bard (C.R.) Inc.	110	6,248
Bausch & Lomb Inc. (2)	55	3,353
Baxter International Inc.	630	19,379
Beckman Coulter Inc.	65	3,867
Becton, Dickinson & Co.	260	13,650
Boston Scientific Corp. (1)	605	21,356
Cantel Medical Corp. (1)	10	220
Cooper Companies Inc.	35	2,462
De Rigo SpA ADR (1)	10	73
Diagnostic Products Corp.	25	1,104

DJ Orthopedics Inc. (1)	20	341
Edwards Lifesciences Corp. (1) (2)	60	2,051
Elscint Ltd. (1)	5	21
Fresenius Medical Care AG ADR	105	2,704
Guidant Corp. (2)	320	21,318
Haemonetics Corp. (1)	25	821
Hillenbrand Industries Inc.	60	2,987
Invacare Corp.	30	1,385
Johnson & Johnson	3,014	175,957
Luxottica Group SpA ADR	120	2,237
Medtronic Inc.	1,250	63,887
Mentor Corp.	40	1,392
Oakley Inc.	25	317
ResMed Inc. (1)	35	1,645
Smith & Nephew PLC ADR	195	8,432
Sola International Inc. (1)	35	671
St. Jude Medical Inc. (1)	180	13,783
Steris Corp. (1)	70	1,451
Stryker Corp.	290	12,496
Sybron Dental Specialties Inc. (1)	40	1,303
Varian Medical Systems Inc. (1)	140	5,621
Viasys Healthcare Inc. (1)	25	427
VISX Inc. (1)	45	751
West Pharmaceutical Services Inc.	30	687
Zimmer Holdings Inc. (1)	250	19,397

		420,663

HEALTH CARE-SERVICES—1.17%
Aetna Inc.	160	15,200
Alliance Imaging Inc. (1)	15	111
American Medical Security Group Inc. (1)	15	476
American Retirement Corp. (1)	10	81
AMERIGROUP Corp. (1)	25	1,500
Anthem Inc. (1)	145	11,658
Apria Healthcare Group Inc. (1) (2)	55	1,505
Beverly Enterprises Inc. (1) (2)	110	956
Capital Senior Living Corp. (1)	15	79
Centene Corp. (1)	20	949
Community Health Systems Inc. (1)	55	1,475
Covance Inc. (1)	65	2,582
Coventry Health Care Inc. (1)	75	3,067
DaVita Inc. (1)	97	2,873
Extendicare Inc. Class A (1)	60	825
HCA Inc. (2)	455	16,712
Health Management Associates Inc. Class A (2)	250	5,165
Health Net Inc. (1)	115	2,790
Humana Inc. (1)	165	3,160
Laboratory Corp. of America Holdings (1)	145	6,641
Manor Care Inc.	90	2,947
MDS Inc. (Canada)	145	2,374
Molina Healthcare Inc. (1)	15	552
OCA Inc. (1) (2)	40	165
PacifiCare Health Systems Inc. (1) (2)	85	3,028
Pediatrix Medical Group Inc. (1)	25	1,406
Province Healthcare Co. (1)	45	965
Quest Diagnostics Inc.	80	7,003
RehabCare Group Inc. (1) (2)	15	344
Renal Care Group Inc. (1)	75	2,367
Select Medical Corp.	155	2,664
Sierra Health Services Inc. (1) (2)	25	1,193
Specialty Laboratories Inc. (1)	10	97

Sunrise Senior Living Inc. (1)	20	762
Tenet Healthcare Corp. (1)	480	5,146
Triad Hospitals Inc. (1) (2)	80	2,642
UnitedHealth Group Inc.	695	50,318
Universal Health Services Inc. Class B	50	2,078
WellChoice Inc. (1)	25	1,044
WellPoint Health Networks Inc. (1)	155	15,137

		180,037

HOLDING COMPANIES - DIVERSIFIED—0.73%
Berkshire Hathaway Inc. Class B (1)	34	95,336
Brascan Corp. (Canada)	223	7,957
Desc SA de CV ADR (1)	55	288
Enodis PLC ADR (1)	80	512
Grupo IMSA SA de CV ADR	10	217
Leucadia National Corp.	45	2,662
Quinenco SA ADR	85	974
Tomkins PLC ADR	200	3,698
Walter Industries Inc. (2)	25	425

		112,069

HOME BUILDERS—0.30%
Beazer Homes USA Inc.	15	1,647
Brookfield Homes Corp.	15	388
Centex Corp.	130	6,752
Champion Enterprises Inc. (1) (2)	60	653
Coachmen Industries Inc.	15	217
D.R. Horton Inc.	210	6,300
Fleetwood Enterprises Inc. (1)	40	504
Hovnanian Enterprises Inc. Class A (1)	35	1,314
KB Home	40	3,290
Lennar Corp. Class A (2)	125	5,622
Levitt Corp. Class A	15	358
M.D.C. Holdings Inc.	25	1,919
M/I Homes Inc.	10	430
Meritage Homes Corp. (1)	10	887
Monaco Coach Corp.	30	532
National RV Holdings Inc. (1)	10	96
Pulte Homes Inc.	105	5,762
Ryland Group Inc.	25	2,385
Skyline Corp.	5	200
Standard-Pacific Corp.	30	1,685
Thor Industries Inc. (2)	40	1,112
Toll Brothers Inc. (1) (2)	50	2,318
WCI Communities Inc. (1)	40	944
William Lyon Homes Inc. (1)	5	345
Winnebago Industries Inc.	35	1,099

		46,759

HOME FURNISHINGS—0.66%
Ethan Allen Interiors Inc. (2)	40	1,524
Fedders Corp.	25	90
Furniture Brands International Inc.	55	1,200
Harman International Industries Inc.	70	8,413
La-Z-Boy Inc.	55	725
Leggett & Platt Inc.	200	5,626
Matsushita Electric Industrial Co. Ltd. ADR	2,528	36,681
Natuzzi SpA ADR	30	309
Pioneer Corp. ADR	165	3,053
Salton Inc. (1) (2)	10	65
Sony Corp. ADR	955	33,282

Tempur-Pedic International Inc. (1)	20	325
Thomson SA ADR	275	6,284
Whirlpool Corp.	60	3,525

		101,102

HOUSEHOLD PRODUCTS & WARES—0.24%
American Greetings Corp. Class A	65	1,719
Avery Dennison Corp.	100	6,084
Blyth Inc.	35	1,052
Church & Dwight Co. Inc.	60	1,633
Clorox Co.	160	8,736
CSS Industries Inc.	10	309
Ennis Inc.	15	303
Fortune Brands Inc.	150	10,923
Global-Tech Appliances Inc. (1)	5	45
Harland (John H.) Co.	30	967
Jarden Corp. (1)	25	878
Nashua Corp. (1)	5	57
Oil Dri Corp. of America	5	77
Playtex Products Inc. (1)	40	251
Scotts Co. (The) Class A (1) (2)	20	1,284
Standard Register Co. (The) (2)	15	159
Tupperware Corp.	55	918
Water Pik Technologies Inc. (1)	10	157
Yankee Candle Co. Inc. (The) (1)	55	1,524

		37,076

HOUSEWARES—0.06%
Libbey Inc.	15	272
National Presto Industries Inc.	5	201
Newell Rubbermaid Inc.	285	6,145
Toro Co.	25	1,706
Vitro SA de CV ADR	65	170

		8,494

INSURANCE—4.88%
ACE Ltd.	290	11,037
Aegon NV ADR	1,429	15,776
AFLAC Inc.	525	18,837
Alleghany Corp. (1)	5	1,445
Allianz AG ADR	3,485	37,115
Allmerica Financial Corp. (1)	55	1,656
Allstate Corp. (The)	725	34,865
Ambac Financial Group Inc.	110	8,587
American Equity Investment Life Holding Co.	20	196
American Financial Group Inc.	40	1,184
American International Group Inc.	2,365	143,579
AmerUs Group Co. (2)	40	1,671
AON Corp.	285	5,817
Aspen Insurance Holdings Ltd.	10	230
Assured Guaranty Ltd.	75	1,232
AXA ADR (2)	1,460	31,609
Axis Capital Holdings Ltd.	125	3,133
Berkley (W.R.) Corp.	75	3,206
Bristol West Holdings Inc.	15	258
Brown & Brown Inc. (2)	60	2,506
China Life Insurance Co. Ltd. ADR (1)	192	5,088
Chubb Corp.	195	14,065
CIGNA Corp.	145	9,202
Citizens Inc. (1) (2)	30	175
CNA Financial Corp. (1)	30	717

CNA Surety Corp. (1)	15	177
Commerce Group Inc.	30	1,518
Conseco Inc. (1) (2)	178	2,983
Crawford & Co. Class A	10	69
Crawford & Co. Class B	10	68
Delphi Financial Group Inc. Class A	30	1,226
Endurance Specialty Holdings Ltd.	45	1,492
Everest Re Group Ltd.	55	4,365
Fairfax Financial Holdings Ltd. (Canada)	24	3,530
FBL Financial Group Inc. Class A	30	777
Fidelity National Financial Inc.	155	5,850
First Acceptance Corp. (1)	10	80
First American Corp.	70	2,183
Gallagher (Arthur J.) & Co.	95	2,670
Great American Financial Resources Inc.	10	157
Hartford Financial Services Group Inc.	300	17,544
HCC Insurance Holdings Inc. (2)	60	1,782
Hilb, Rogal & Hobbs Co. (2)	30	951
Horace Mann Educators Corp.	45	765
Hub International Ltd.	30	511
ING Groep NV ADR (2)	1,895	50,464
Jefferson-Pilot Corp.	145	7,002
Kingsway Financial Services Inc. (Canada) (1)	60	790
LandAmerica Financial Group Inc.	20	979
Lincoln National Corp.	185	8,103
Loews Corp.	130	7,787
Manulife Financial Corp. (Canada)	830	38,653
Markel Corp. (1)	10	3,180
Marsh & McLennan Companies Inc.	520	14,383
MBIA Inc.	150	8,679
Meadowbrook Insurance Group (1)	25	124
Mercury General Corp.	25	1,286
MetLife Inc.	330	12,656
MGIC Investment Corp.	100	6,431
Montpelier Re Holdings Ltd.	40	1,491
Nationwide Financial Services Inc.	60	2,076
NYMAGIC Inc.	5	102
Odyssey Re Holdings Corp. (2)	15	328
Old Republic International Corp.	175	4,086
PartnerRe Ltd.	55	3,198
Penn Treaty American Corp. (1)	25	42
Penn-America Group Inc.	10	147
Phoenix Companies Inc.	95	1,002
Platinum Underwriters Holdings Ltd.	30	878
PMI Group Inc. (The)	90	3,494
Principal Financial Group Inc.	335	12,650
ProAssurance Corp. (1)	25	892
Progressive Corp. (The)	195	18,242
Protective Life Corp.	65	2,555
Prudential Financial Inc.	555	25,791
Prudential PLC ADR	1,035	15,867
PXRE Group Ltd.	15	368
Radian Group Inc.	95	4,553
Reinsurance Group of America Inc.	25	1,077
RenaissanceRe Holdings Ltd.	70	3,277
RLI Corp.	20	761
Royal & Sun Alliance Insurance Group ADR	595	4,129
SCOR ADR	685	1,048
Scottish Re Group Ltd.	30	675
SCPIE Holdings Inc.	10	87
St. Paul Travelers Companies Inc.	684	23,229

StanCorp Financial Group Inc.	30	2,261
Stewart Information Services Corp.	15	636
Sun Life Financial Services of Canada Inc. (Canada)	620	18,929
Torchmark Corp.	115	6,212
Transatlantic Holdings Inc.	25	1,456
21st Century Insurance Group	25	331
UICI	35	1,035
Unitrin Inc.	45	1,943
UNUMProvident Corp. (2)	275	3,757
Vesta Insurance Group	35	159
White Mountains Insurance Group Ltd.	7	3,571
Willis Group Holdings Ltd.	150	5,393
XL Capital Ltd. Class A	140	10,150
Zenith National Insurance Corp.	10	411

		750,690

INTERNET—0.03%
McAfee Inc. (1)	165	3,993
ProQuest Co. (1)	25	652

		4,645

INVESTMENT COMPANIES—0.00%
AFP Provida SA ADR	10	247
Koor Industries Ltd. ADR (1)	50	409

		656

IRON & STEEL—0.17%
AK Steel Holding Corp. (1)	105	1,001
Allegheny Technologies Inc.	70	1,177
Carpenter Technology Corp.	20	949
Cleveland-Cliffs Inc. (1) (2)	10	729
Companhia Siderurgica Nacional SA ADR	160	2,360
International Steel Group Inc. (1)	20	739
IPSCO Inc. (Canada)	50	1,341
Ispat International NV Class A (Netherlands) (1)	30	1,010
Material Sciences Corp. (1)	10	130
Nucor Corp.	150	6,335
Oregon Steel Mills Inc. (1)	97	1,408
POSCO ADR	90	3,365
Reliance Steel & Aluminum Co.	30	1,030
Ryerson Tull Inc.	25	408
United States Steel Corp. (2)	110	4,039

		26,021

LEISURE TIME—0.36%
Bally Total Fitness Holding Corp. (1)	35	140
Brunswick Corp.	90	4,223
Carnival Corp.	395	19,971
Ducati Motor Holding SpA ADR (1)	10	136
Harley-Davidson Inc.	315	18,135
Head NV (Netherlands) (1)	20	58
K2 Inc. (1)	35	568
Nautilus Group Inc. (The) (2)	30	590
Polaris Industries Inc. (2)	45	2,671
Royal Caribbean Cruises Ltd.	126	5,872
Sabre Holdings Corp.	145	3,119
WMS Industries Inc. (1) (2)	20	585

		56,068

LODGING—0.45%
Aztar Corp. (1)	35	1,083
Boca Resorts Inc. Class A (1)	35	830
Boyd Gaming Corp.	40	1,340
Caesars Entertainment Inc. (1)	270	4,833
Choice Hotels International Inc.	20	998
Fairmont Hotels & Resorts Inc. (Canada)	80	2,270
Four Seasons Hotels Inc. (Canada)	20	1,352
Harrah’s Entertainment Inc.	115	6,730
Hilton Hotels Corp.	390	7,761
Intercontinental Hotels Group PLC ADR	760	9,409
Interstate Hotels & Resorts Inc. (1)	30	144
Kerzner International Ltd. (1)	15	761
La Quinta Corp. (1)	170	1,369
Mandalay Resort Group	60	4,128
Marcus Corp.	20	425
Marriott International Inc. Class A	190	10,353
MGM Mirage (1)	65	3,497
Orient-Express Hotels Ltd.	15	266
Starwood Hotels & Resorts Worldwide Inc.	210	10,023
Station Casinos Inc.	35	1,783
Westcoast Hospitality Corp. (1)	10	53

		69,408

MACHINERY—0.52%
AGCO Corp. (1)	80	1,554
Alamo Group Inc.	5	93
Albany International Corp. Class A	25	751
Applied Industrial Technologies Inc.	20	744
Briggs & Stratton Corp.	25	1,795
Cascade Corp.	10	297
Caterpillar Inc.	350	28,189
CNH Global NV (Netherlands)	20	341
Cummins Inc. (2)	35	2,453
Deere & Co.	255	15,244
Flowserve Corp. (1)	55	1,187
Gardner Denver Inc. (1)	15	450
Gerber Scientific Inc. (1)	20	156
Global Power Equipment Group Inc. (1)	35	282
Graco Inc.	75	2,580
IDEX Corp.	45	1,661
JLG Industries Inc. (2)	45	751
Kadant Inc. (1)	15	271
Katy Industries Inc. (1)	5	23
Kubota Corp. ADR	255	5,801
Lindsay Manufacturing Co.	10	236
Manitowoc Co. Inc. (The)	30	1,059
Metso OYJ ADR	105	1,499
NACCO Industries Inc.	5	467
Pfeiffer Vacuum Technology AG ADR	10	395
Robbins & Myers Inc. (2)	10	209
Rockwell Automation Inc. (2)	170	7,087
Sauer-Danfoss Inc.	10	181
Stewart & Stevenson Services Inc.	25	425
Tennant Co.	5	204
Terex Corp. (1)	50	1,900
Thomas Industries Inc.	15	507
Unova Inc. (1)	50	768
Wabtec Corp.	40	811

		80,371

MANUFACTURING—4.68%
Actuant Corp. Class A (1) (2)	25	992
Acuity Brands Inc.	45	1,194
Ameron International Corp.	10	338
AptarGroup Inc.	35	1,642
AZZ Inc. (1)	5	68
Barnes Group Inc. (2)	20	520
Blount International Inc. (1)	30	434
Brink’s Co. (The)	55	1,766
Carlisle Companies Inc.	30	1,744
CLARCOR Inc.	25	1,233
Cooper Industries Ltd.	95	6,071
Crane Co.	60	1,672
Danaher Corp.	230	12,680
Donaldson Co. Inc.	80	2,376
Dover Corp.	210	8,247
Eastman Kodak Co. (2)	295	8,933
Eaton Corp.	155	9,912
EnPro Industries Inc. (1)	20	439
ESCO Technologies Inc. (1)	15	1,047
Federal Signal Corp. (2)	50	831
General Electric Co.	10,800	368,504
Griffon Corp. (1)	30	668
Harsco Corp.	40	1,938
Hexcel Corp. (1)	20	310
Honeywell International Inc.	815	27,449
Illinois Tool Works Inc.	275	25,377
Ingersoll-Rand Co. Class A	180	12,319
ITT Industries Inc.	95	7,708
Jacuzzi Brands Inc. (1)	75	649
Lydall Inc. (1)	15	141
Myers Industries Inc.	27	287
Pall Corp.	130	3,362
Pentair Inc.	100	3,738
Roper Industries Inc.	55	3,391
Siemens AG ADR	865	64,650
Smith (A.O.) Corp.	20	531
SPX Corp. (2)	87	3,336
Standex International Corp.	10	262
Sturm Ruger & Co. Inc.	25	221
Teleflex Inc.	35	1,533
Textron Inc.	120	8,178
3M Co.	740	57,402
Tredegar Corp. (2)	25	419
Trinity Industries Inc. (2)	40	1,246
Tyco International Ltd. (2)	2,065	64,325

		720,083

MEDIA—2.85%
Belo (A.H.) Corp.	100	2,325
British Sky Broadcasting Group PLC ADR	325	12,165
Cablevision Systems Corp. (1) (2)	195	4,013

CanWest Global Communications Corp. (Canada) (1)	30	298
Citadel Broadcasting Corp. (1)	141	2,052
Clear Channel Communications Inc.	580	19,372
Corus Entertainment Inc. Class B (Canada)	40	769
Cox Communications Inc. Class A (1)	205	7,060
Cox Radio Inc. Class A (1) (2)	40	636
DIRECTV Group Inc. (The) (1)	940	15,764
Dow Jones & Co. Inc.	40	1,770
Entercom Communications Corp. (1)	40	1,328

Entravision Communications Corp. (1)	50	403
4Kids Entertainment Inc. (1) (2)	15	274
Fox Entertainment Group Inc. Class A (1)	180	5,339
Gannett Co. Inc.	280	23,226
Gray Television Inc.	45	598
Grupo Radio Centro SA de CV ADR (1)	10	66
Grupo Televisa SA ADR	115	6,325
Hearst-Argyle Television Inc.	30	782
Hollinger International Inc.	65	1,160
Information Holdings Inc. (1)	15	411
Journal Communications Inc. Class A	20	322
Journal Register Co. (1)	40	752
Knight Ridder Inc.	80	5,482
Lee Enterprises Inc.	35	1,621
Liberty Corp.	15	606
Liberty Media Corp. Class A	2,775	24,753
Liberty Media Corp. Class B (1)	15	148
Lin TV Corp. Class A (1)	25	455
Martha Stewart Living Omnimedia Inc. Class A (1) (2)	10	177
McClatchy Co. (The) Class A	20	1,390
McGraw-Hill Companies Inc. (The)	195	16,819
Media General Inc. Class A	35	2,041
Meredith Corp.	40	1,960
Nelson (Thomas) Inc.	10	221
New York Times Co. Class A	155	6,208
News Corp. Ltd. ADR (2)	335	10,807
Pearson PLC ADR	825	9,108
Playboy Enterprises Inc. Class B (1)	15	167
Primedia Inc. (1)	110	281
Pulitzer Inc. (2)	32	1,687
Readers Digest Association Inc. (The)	90	1,267
Reed Elsevier NV ADR (2)	340	8,993
Reed Elsevier PLC ADR	330	11,880

Rogers Communications Inc. Class B (Canada)	180	4,147
Saga Communications Inc. (1)	20	336
Scripps (E.W.) Co. Class A	80	3,818
Shaw Communications Inc. Class B (Canada)	205	3,618
Time Warner Inc. (1)	4,500	74,880
Tribune Co.	225	9,720
TV Azteca SA de CV (Mexico)	105	1,052
Univision Communications Inc. Class A (1)	235	7,276
Viacom Inc. Class A	45	1,668
Viacom Inc. Class B	1,560	56,924
Walt Disney Co. (The)	2,110	53,214
Washington Post Co. (The) Class B	6	5,490
Westwood One Inc. (1)	5	1,846
Wiley (John) & Sons Inc. Class A	40	1,298
Wiley (John) & Sons Inc. Class B	5	162
World Wrestling Entertainment Inc.	10	124

		438,854

METAL FABRICATE & HARDWARE—0.08%
Ampco-Pittsburgh Corp.	5	67
CIRCOR International Inc.	15	284
Commercial Metals Co.	25	904
Kaydon Corp. (2)	30	888
Madeco SA ADR (1)	25	240
Mueller Industries Inc.	35	933
NS Group Inc. (1)	20	380
Penn Engineering & Manufacturing Corp.	10	179

Precision Castparts Corp.	65	3,900
Quanex Corp.	15	761
Timken Co. (The)	70	1,680
TransTechnology Corp. (1)	5	37
Valmont Industries Inc.	15	326
Wolverine Tube Inc. (1)	10	100
Worthington Industries Inc. (2)	70	1,390

		12,069

MINING—1.77%
Agnico-Eagle Mines Ltd. (Canada)	85	1,313
Alcan Inc. (Canada) (2)	380	17,602
Alcoa Inc.	895	29,088
Alumina Ltd. ADR	300	4,908
Aluminum Corp. of China Ltd. ADR	25	1,447
AMCOL International Corp.	25	440
AngloGold Ashanti Ltd. ADR	131	4,859
Barrick Gold Corp. (Canada) (2)	550	12,381
BHP Billiton Ltd. ADR	1,935	39,996
BHP Billiton PLC ADR	1,275	26,048
Brush Engineered Materials Inc. (1)	15	234
Cameco Corp. (Canada)	60	4,865
Companhia Vale do Rio Doce ADR	315	6,665
Compania de Minas Buenaventura SA ADR	125	3,105
Compass Minerals International Inc.	15	321
Corus Group PLC (United Kingdom) (1)	455	4,109
Freeport-McMoRan Copper & Gold Inc. (2)	170	6,157
Glamis Gold Ltd. (Canada) (1)	135	2,677
Gold Fields Ltd. ADR	370	5,335
Goldcorp Inc. (Canada)	190	2,630
Harmony Gold Mining Co. Ltd. ADR	265	3,127
Hecla Mining Co. (1)	115	775
Inco Ltd. (Canada) (1)	195	6,903
Kinross Gold Corp. (1)	355	2,641
Meridian Gold Inc. (1)	163	2,755
Newmont Mining Corp.	400	19,008
Noranda Inc. (Canada)	180	3,092
Owens & Minor Inc.	40	1,048
Owens-Illinois Inc. (1)	115	2,131
Phelps Dodge Corp.	95	8,316
Placer Dome Inc. (Canada) (2)	425	9,031
Rio Tinto PLC ADR	275	29,233
RTI International Metals Inc. (1)	20	401
Southern Peru Copper Corp. (2)	39	1,684
Stillwater Mining Co. (1)	45	556
USEC Inc.	85	821
WMC Resources Ltd. ADR	295	6,003

		271,705

OFFICE & BUSINESS EQUIPMENT—0.44%
Canon Inc. ADR	853	42,224
CompX International Inc. (1)	5	78
IKON Office Solutions Inc.	150	1,575
Imagistics International Inc. (1)	15	516
Pitney Bowes Inc.	240	10,500
Xerox Corp. (1) (2)	820	12,111

		67,004

OFFICE FURNISHINGS—0.02%
HNI Corp.	50	2,020
Steelcase Inc. Class A (2)	45	590

		2,610

OIL & GAS—10.22%
Amerada Hess Corp.	85	6,860
Anadarko Petroleum Corp.	260	17,537
Apache Corp.	335	16,985
Atwood Oceanics Inc. (1)	10	480
Berry Petroleum Co. Class A	20	763
BG Group PLC ADR	730	24,192
BP PLC ADR	3,713	216,282
Burlington Resources Inc.	410	17,015
Cabot Oil & Gas Corp.	35	1,481
Callon Petroleum Co. (1)	15	203
Canadian Natural Resources Ltd. (Canada)	280	11,749
Chesapeake Energy Corp.	245	3,940
ChevronTexaco Corp. (2)	2,200	116,732
China Petroleum & Chemical Corp. ADR	100	3,837
Cimarex Energy Co. (1)	40	1,435
CNOOC Ltd. ADR	115	5,957
Comstock Resources Inc. (1)	35	770
ConocoPhillips (2)	645	54,380
Denbury Resources Inc. (1)	55	1,364
Devon Energy Corp.	233	17,235
Diamond Offshore Drilling Inc.	65	2,197
EnCana Corp. (Canada)	480	23,712
Encore Acquisition Co. (1)	10	327
Energy Partners Ltd. (1) (2)	30	527
ENI-Ente Nazionale Idrocarburi SpA ADR	530	60,648
ENSCO International Inc.	155	4,735
EOG Resources Inc.	120	7,987
Exxon Mobil Corp.	6,692	329,380
Forest Oil Corp. (1)	55	1,678
Frontier Oil Corp.	25	615
Giant Industries Inc. (1)	10	230
GlobalSantaFe Corp.	195	5,753
Harvest Natural Resources Inc. (1)	35	529
Helmerich & Payne Inc.	50	1,428
Houston Exploration Co. (1)	38	2,227
KCS Energy Inc. (1)	50	681
Kerr-McGee Corp.	129	7,639
Magnum Hunter Resources Inc. (1)	55	666
Marathon Oil Corp.	320	12,195
McMoRan Exploration Co. (1) (2)	10	139
Meridian Resource Corp. (The) (1)	50	403
Murphy Oil Corp.	90	7,202
Newfield Exploration Co. (1)	50	2,910
Nexen Inc. (Canada)	110	4,682
Noble Corp. (1)	140	6,395
Noble Energy Inc.	55	3,190
Norsk Hydro ASA ADR	155	11,462
Occidental Petroleum Corp.	400	22,332
Parker Drilling Co. (1)	95	371
Patina Oil & Gas Corp.	65	1,859
Penn Virginia Corp.	20	720
Petro-Canada (Canada)	225	12,260
PetroChina Co. Ltd. ADR (2)	155	8,156
PetroKazakhstan Inc. Class A (Canada)	60	2,214
Petroleo Brasileiro SA ADR	290	10,298
Pioneer Natural Resources Co.	162	5,249
Plains Exploration & Production Co. (1)	70	1,750
Pogo Producing Co.	60	2,751

Precision Drilling Corp. (Canada) (1)	55	3,391
Premcor Inc. (1)	65	2,538
Pride International Inc. (1)	120	2,218
Quicksilver Resources Inc. (1) (2)	30	949
Range Resources Corp. (2)	60	942
Remington Oil & Gas Corp. (1)	20	509
Repsol YPF SA ADR	995	21,562
Rowan Companies Inc. (1)	110	2,808
Royal Dutch Petroleum Co. NYS	2,150	116,616
Sasol Ltd. ADR	480	9,662
Shell Transport & Trading Co. PLC (United Kingdom)	1,660	78,452
Southwestern Energy Co. (1)	35	1,608
Spinnaker Exploration Co. (1)	60	1,915
St. Mary Land & Exploration Co. (2)	30	1,183
Statoil ASA ADR	415	6,051
Stone Energy Corp. (1)	54	2,223
Suncor Energy Inc. (Canada) (2)	465	15,857
Sunoco Inc.	80	5,949
Swift Energy Co. (1)	30	728
Talisman Energy Inc. (Canada)	390	10,479
Tatneft ADR (2)	55	1,873
Tesoro Petroleum Corp. (1)	65	1,968
TODCO Class A (1)	10	170
Total SA ADR (2)	1,270	132,436
Transocean Inc. (1)	367	12,937
Unit Corp. (1)	40	1,484
Unocal Corp.	265	11,064
Valero Energy Corp.	250	10,743
Vintage Petroleum Inc.	55	1,155
Whiting Petroleum Corp. (1)	20	594
XTO Energy Inc.	240	8,011
Yacimientos Petroliferos Fiscales SA ADR	405	16,808

		1,571,577

OIL & GAS SERVICES—0.85%
Advantest Corp. ADR	325	5,668
Baker Hughes Inc.	345	14,776
BJ Services Co.	165	8,415
CARBO Ceramics Inc.	10	723
Compagnie Generale de Geophysique SA ADR (1)	55	677
Cooper Cameron Corp. (1)	55	2,659
Core Laboratories NV (1)	30	744
Dril-Quip Inc. (1)	10	224
FMC Technologies Inc. (1)	65	1,965
Grant Prideco Inc. (1)	115	2,364
Halliburton Co.	450	16,668
Hanover Compressor Co. (1)	65	846
Hornbeck Offshore Services Inc. (1)	5	76
Input/Output Inc. (1) (2)	45	315
Key Energy Services Inc. (1)	135	1,553
Lone Star Technologies Inc. (1)	30	792
Maverick Tube Corp. (1)	45	1,187
NATCO Group Inc. Class A (1)	15	132
National-Oilwell Inc. (1)	90	3,034
Newpark Resources Inc. (1)	85	462
Oceaneering International Inc. (1)	25	889
Oil States International Inc. (1)	25	459
RPC Inc.	10	208
Schlumberger Ltd.	605	38,079
Seacor Holdings Inc. (1)	20	952

Smedvig ASA Class A ADR	35	434
Smith International Inc. (1)	105	6,098
Superior Energy Services Inc. (1)	55	709
Technip-Coflexip SA ADR	85	3,362
Tenaris SA ADR	55	2,462
Tetra Technologies Inc. (1)	25	749
Tidewater Inc.	55	1,701
Universal Compression Holdings Inc. (1)	15	519
Varco International Inc. (1)	100	2,768
Veritas DGC Inc. (1)	35	739
Weatherford International Ltd. (1)	135	7,055
W-H Energy Services Inc. (1)	30	611
Willbros Group Inc. (1)	20	295

		131,369

PACKAGING & CONTAINERS—0.16%
Ball Corp.	110	4,384
Bemis Co. Inc.	110	2,912
Chesapeake Corp.	20	464
Cristalerias de Chile SA ADR	10	316
Crown Holdings Inc. (1)	170	1,930
Graphic Packaging Corp. (1)	120	823
Greif Brothers Corp. Class B	5	204
Greif Inc. Class A	10	416
Intertape Polymer Group Inc. (Canada) (1)	30	227
Packaging Corp. of America	65	1,425
Pactiv Corp. (1)	160	3,790
Sealed Air Corp. (1)	90	4,459
Sonoco Products Co.	100	2,665

		24,015

PHARMACEUTICALS—7.51%
Abbott Laboratories (2)	1,615	68,847
Allergan Inc.	140	10,018
Alpharma Inc. Class A	107	1,814
Altana AG ADR	70	3,537
AmerisourceBergen Corp.	115	6,330
AstraZeneca PLC ADR (2)	1,611	66,373
Aventis SA ADR	669	57,240
Barr Pharmaceuticals Inc. (1)	90	3,389
Biovail Corp. (Canada) (1)	153	2,864
Bradley Pharmaceuticals Inc. (1) (2)	15	248
Bristol-Myers Squibb Co.	2,000	46,860
Cardinal Health Inc.	388	18,139
Caremark Rx Inc. (1)	496	14,865
Dr. Reddy’s Laboratories Ltd. ADR	60	995
Elan Corp. PLC ADR (1) (2)	400	10,320
Forest Laboratories Inc. (1)	334	14,896
GlaxoSmithKline PLC ADR	3,003	127,327
Grupo Casa Saba SA de CV ADR	5	63
Hospira Inc. (1)	160	5,106
Kinetic Concepts Inc. (1)	20	997
King Pharmaceuticals Inc. (1)	347	3,786
K-V Pharmaceuticals Co. Class A (1)	97	1,932
Lilly (Eli) & Co.	990	54,361
Medco Health Solutions Inc. (1)	280	9,495
Medicis Pharmaceutical Corp. Class A	55	2,237
Merck & Co. Inc.	2,267	70,980
Mylan Laboratories Inc. (2)	347	5,975
NBTY Inc. (1)	44	1,212
Novartis AG ADR	2,553	122,570

Novo-Nordisk A/S ADR (2)	295	14,735
Omega Protein Corp. (1)	10	82
Omnicare Inc.	147	4,056
Par Pharmaceutical Companies Inc. (1)	38	1,499
Pfizer Inc.	7,715	223,349
Sanofi-Aventis ADR	2,046	74,679
Schering AG ADR	175	11,232
Schering-Plough Corp.	1,515	27,437
Serono SA ADR	290	4,454
Theragenics Corp. (1)	30	110
Valeant Pharmaceuticals International	85	2,040
Watson Pharmaceuticals Inc. (1)	120	3,364
Wyeth	1,375	54,519

		1,154,332

PIPELINES—0.33%
Dynegy Inc. Class A (1) (2)	290	1,430
El Paso Corp.	660	5,900
Enbridge Inc. (Canada)	160	6,946
Equitable Resources Inc.	65	3,595
Kinder Morgan Inc.	100	6,437
National Fuel Gas Co. (2)	80	2,242
Questar Corp.	85	4,080
TransCanada Corp. (Canada)	500	11,315
Transportadora de Gas del Sur SA ADR (1)	60	307
Western Gas Resources Inc.	50	1,465
Williams Companies Inc.	535	6,693

		50,410

REAL ESTATE—0.07%
Agree Realty Corp.	5	144
American Realty Investors Inc. (1)	5	39
Bluegreen Corp. (1) (2)	15	184
Brookfield Properties Corp. (Canada)	85	2,887
Forest City Enterprises Inc. Class A	25	1,374
Forest City Enterprises Inc. Class B	5	277
Irsa Inversiones y Representaciones SA GDR (1)	20	190
Jones Lang LaSalle Inc. (1)	30	960
LNR Property Corp.	20	1,251
MI Developments Inc. Class A	45	1,151
One Liberty Properties Inc.	5	91
Prime Group Realty Trust (1)	15	96
St. Joe Co. (The)	40	2,036
Trammell Crow Co. (1)	35	541
Urstadt Biddle Properties Inc.	5	77

		11,298

REAL ESTATE INVESTMENT TRUSTS—1.75%
Acadia Realty Trust	10	154
Affordable Residential Communities Inc.	25	326
Alexandria Real Estate Equities Inc.	20	1,321
AMB Property Corp.	85	3,188
American Financial Realty Trust	110	1,617
American Home Mortgage Investment Corp.	35	967
American Land Lease Inc.	5	99
AMLI Residential Properties Trust	20	629
Annaly Mortgage Management Inc. (2)	120	2,158
Anthracite Capital Inc.	45	521
Anworth Mortgage Asset Corp.	45	460

Apartment Investment & Management Co. Class A	118	4,329

Archstone-Smith Trust	185	6,207
Arden Realty Group Inc.	65	2,215
Ashford Hospitality Trust Inc.	25	242
Associated Estates Realty Corp.	20	190
AvalonBay Communities Inc.	75	4,910
Bedford Property Investors Inc.	15	431
Boston Properties Inc. (2)	110	6,569
Boykin Lodging Co. (1)	20	168
Brandywine Realty Trust	40	1,177
BRE Properties Inc. Class A	50	1,995
BRT Realty Trust	5	108
Camden Property Trust	35	1,589
Capital Lease Funding Inc.	123	1,347
Capstead Mortgage Corp. (2)	15	165
CarrAmerica Realty Corp.	55	1,773
Catellus Development Corp.	130	3,749
CBL & Associates Properties Inc.	49	3,212
Cedar Shopping Centers Inc.	15	203
CenterPoint Properties Trust	50	2,315
Colonial Properties Trust (2)	25	975
Commercial Net Lease Realty Inc. (2)	50	962
Cornerstone Realty Income Trust Inc.	55	540
Corporate Office Properties Trust	30	823
Correctional Properties Trust	10	270
Cousins Properties Inc.	40	1,489
Crescent Real Estate Equities Co.	95	1,521
CRIIMI MAE Inc. (1)	15	246
CRT Properties Inc.	20	443
Developers Diversified Realty Corp.	85	3,553
Duke Realty Corp.	130	4,433
Dynex Capital Inc. (1)	10	72
EastGroup Properties Inc.	20	709
Entertainment Properties Trust	20	798
Equity Inns Inc.	45	428
Equity Office Properties Trust	415	11,670
Equity One Inc.	40	840
Equity Residential	285	9,505
Essex Property Trust Inc.	20	1,569
Federal Realty Investment Trust	50	2,373
FelCor Lodging Trust Inc. (1)	50	581
First Industrial Realty Trust Inc. (2)	40	1,544
First Potomac Realty Trust	10	202
Gables Residential Trust	30	1,095
General Growth Properties Inc.	220	7,258
General Growth Properties Inc. Warrants (Expiring 11/9/04) (3)	22	—
Getty Realty Corp.	20	562
Glenborough Realty Trust Inc.	30	630
Glimcher Realty Trust (2)	82	2,117
Government Properties Trust Inc.	20	201
Health Care Property Investors Inc.	135	3,757
Health Care REIT Inc.	50	1,800
Healthcare Realty Trust Inc.	45	1,816
Heritage Property Investment Trust Inc. (2)	25	765
Highland Hospitality Corp.	30	342
Highwoods Properties Inc. (2)	55	1,365
Home Properties Inc.	60	2,469
Hospitality Properties Trust	65	2,785
Host Marriott Corp. (1)	245	3,565
HRPT Properties Trust	180	2,014
Impac Mortgage Holdings Inc.	65	1,470

Inland Real Estate Corp.	88	1,324
Innkeepers USA Trust	35	485
iStar Financial Inc.	105	4,349
Kilroy Realty Corp.	30	1,193
Kimco Realty Corp.	95	5,182
Kramont Realty Trust	25	472
LaSalle Hotel Properties	25	718
Lexington Corporate Properties Trust	50	1,122
Liberty Property Trust	80	3,244
LTC Properties Inc.	15	284
Luminent Mortgage Capital Inc.	25	288
Macerich Co. (The)	60	3,585
Mack-Cali Realty Corp.	60	2,650
Maguire Properties Inc.	40	1,046
Manufactured Home Communities Inc. (2)	56	1,931
Meristar Hospitality Corp. (1)	60	350
MFA Mortgage Investments Inc.	75	633
Mid-America Apartment Communities Inc.	50	1,967
Mills Corp.	63	3,493
National Health Investors Inc.	25	715
Nationwide Health Properties Inc.	65	1,467
New Century Financial Corp.	44	2,427
New Plan Excel Realty Trust Inc. (2)	100	2,616
Newcastle Investment Corp.	70	2,143
Novastar Financial Inc. (2)	25	1,082
Omega Healthcare Investors Inc.	45	507
Pan Pacific Retail Properties Inc.	40	2,266
Parkway Properties Inc.	10	508
Pennsylvania Real Estate Investment Trust	71	2,879
Plum Creek Timber Co. Inc.	190	6,895
Post Properties Inc. (2)	40	1,284
Prentiss Properties Trust	40	1,439
ProLogis	175	6,822
Public Storage Inc.	90	4,703
RAIT Investment Trust	20	534
Ramco-Gershenson Properties Trust	15	405
Rayonier Inc.	50	2,370
Realty Income Corp.	40	1,920
Reckson Associates Realty Corp.	60	1,821
Redwood Trust Inc.	44	2,647
Regency Centers Corp.	55	2,687
Rouse Co. (The)	108	7,204
Saul Centers Inc.	10	325
Senior Housing Properties Trust	50	938
Shurgard Storage Centers Inc. Class A	45	1,787
Simon Property Group Inc.	185	10,789
Sizeler Property Investors Inc. (2)	15	146
SL Green Realty Corp.	35	1,919
Sovran Self Storage Inc.	15	586
Summit Properties Inc.	35	1,062
Sun Communities Inc.	20	777
Sunset Financial Resources Inc.	15	161
Tanger Factory Outlet Centers Inc.	44	2,079
Taubman Centers Inc.	50	1,435
Thornburg Mortgage Inc. (2)	80	2,286
Town & Country Trust (The) (2)	15	414
Trizec Properties Inc. (2)	95	1,515
U.S. Restaurant Properties Inc. (2)	20	354
United Dominion Realty Trust Inc.	125	2,635
Universal Health Realty Income Trust	10	314
Urstadt Biddle Properties Inc. Class A	20	322

Ventas Inc.	85	2,287
Vornado Realty Trust	105	7,056
Washington Real Estate Investment Trust	45	1,415
Weingarten Realty Investors	75	2,712
Windrose Medical Properties Trust	10	131
Winston Hotels Inc.	25	276

		269,269

RETAIL—4.51%
Abercrombie & Fitch Co. Class A	100	3,918
Advance Auto Parts Inc. (1)	60	2,347
Aeropostale Inc. (1)	51	1,609
AnnTaylor Stores Corp. (1)	67	1,505
Asbury Automotive Group Inc. (1)	15	203
AutoNation Inc. (1)	210	3,618
AutoZone Inc. (1)	70	5,727
Barnes & Noble Inc. (1)	55	1,830
Best Buy Co. Inc.	275	16,286
Big Lots Inc. (1)	120	1,487
BJ’s Wholesale Club Inc. (1) (2)	70	2,032
Bombay Co. Inc. (The) (1)	35	196
Borders Group Inc.	80	1,823
Brinker International Inc. (1)	100	3,230
Buckle Inc. (The)	10	258
Burlington Coat Factory Warehouse Corp.	20	441
CarMax Inc. (1) (2)	153	4,030
Cash America International Inc.	30	759
Cato Corp. Class A	20	459
CEC Entertainment Inc. (1)	40	1,521
Chico’s FAS Inc. (1) (2)	90	3,603
Christopher & Banks Corp. (2)	40	650
Circuit City Stores Inc.	195	3,169
CKE Restaurants Inc. (1)	50	604
Claire’s Stores Inc.	85	2,212
Coles Myer Ltd. ADR	155	8,773
CSK Auto Corp. (1)	45	659
CVS Corp.	405	17,601
Darden Restaurants Inc.	155	3,798
Dave & Buster’s Inc. (1) (2)	15	266
Delhaize Le Lion SA ADR	95	6,122
Dick’s Sporting Goods Inc. (1)	30	1,080
Dillard’s Inc. Class A	70	1,434
Dollar General Corp.	315	6,064
Family Dollar Stores Inc.	170	5,024
Federated Department Stores Inc.	207	10,443
Foot Locker Inc.	150	3,660
GameStop Corp. (1)	20	392
Gap Inc. (The) (2)	675	13,487
Genesco Inc. (1) (2)	20	512
Gottschalks Inc. (1)	10	61
Group 1 Automotive Inc. (1)	20	566
Grupo Elektra SA de CV ADR	20	632
Hancock Fabrics Inc.	20	205
Haverty Furniture Companies Inc.	20	338
Home Depot Inc.	2,300	94,484
IHOP Corp.	20	766
Jack in the Box Inc. (1)	40	1,335
Jo-Ann Stores Inc. (1)	20	493
Kenneth Cole Productions Inc. Class A	10	265
Kohl’s Corp. (1)	315	15,989
Landry’s Restaurants Inc.	25	677

Limited Brands Inc.	455	11,275
Linens ’n Things Inc. (1)	45	1,084
Lithia Motors Inc. Class A	15	340
Longs Drug Stores Corp. (2)	30	741
Lowe’s Companies Inc.	735	41,366
Luby’s Inc. (1)	25	164
MarineMax Inc. (1)	10	252
May Department Stores Co. (The)	300	7,818
McDonald’s Corp.	1,310	38,187
Men’s Wearhouse Inc. (The) (1) (2)	35	1,088
Michaels Stores Inc.	140	4,074
Mitchells & Butlers PLC ADR	540	2,878
Movado Group Inc.	20	345
MSC Industrial Direct Co. Inc. Class A	40	1,366
Neiman-Marcus Group Inc. Class A	30	1,825
Neiman-Marcus Group Inc. Class B	15	849
99 Cents Only Stores (1) (2)	50	771
Nordstrom Inc.	105	4,534
Nu Skin Enterprises Inc. Class A	55	1,064
Office Depot Inc. (1)	320	5,181
Outback Steakhouse Inc. (2)	70	2,771
Payless ShoeSource Inc. (1)	70	666
Penney (J.C.) Co. Inc. (Holding Co.)	280	9,685
Pier 1 Imports Inc.	90	1,616
RadioShack Corp.	170	5,088
Regis Corp.	45	1,926
Retail Ventures Inc. (1)	35	251
Rex Stores Corp. (1)	10	155
Rite Aid Corp. (1)	460	1,711
Ruby Tuesday Inc.	70	1,729
Saks Inc.	125	1,528
Sears, Roebuck and Co.	242	8,470
7-Eleven Inc. (1)	30	632
ShopKo Stores Inc. (1) (2)	30	517
Smart & Final Inc. (1)	10	148
Sonic Automotive Inc.	30	607
Steak n Shake Co. (The) (1)	25	412
Syms Corp. (1)	10	107
Systemax Inc. (1)	10	62
Talbots Inc. (The)	25	660
Target Corp.	850	42,517
Tiffany & Co.	150	4,400
TJX Companies Inc.	520	12,470
Too Inc. (1)	35	771
Toys R Us Inc. (1)	220	3,962
Triarc Companies Inc.	15	170
Triarc Companies Inc. Class B (2)	30	343
United Auto Group Inc.	20	540
Walgreen Co.	1,055	37,864
Wal-Mart Stores Inc.	2,689	144,991
Wendy’s International Inc.	110	3,671
Whitehall Jewellers Inc. (1)	15	120
Williams-Sonoma Inc. (1)	100	3,817
World Fuel Services Corp.	10	341
Worldwide Restaurant Concepts Inc. (1)	25	79
Yum! Brands Inc.	305	13,268
Zale Corp. (1)	50	1,426

		693,336

SAVINGS & LOANS—0.48%
Astoria Financial Corp.	75	2,932

BankAtlantic Bancorp Inc. Class A	50	875
Commercial Federal Corp.	45	1,251
Downey Financial Corp.	20	1,105
FirstFed Financial Corp. (1)	15	771
Flagstar Bancorp Inc.	30	627
Golden West Financial Corp.	135	15,784
New York Community Bancorp Inc.	190	3,488
Ocwen Financial Corp. (1) (2)	40	300
PFF Bancorp Inc.	15	592
Provident Financial Services Inc.	65	1,170
Sovereign Bancorp Inc.	300	6,495
Washington Mutual Inc.	910	35,226
Webster Financial Corp.	50	2,390

		73,006

SEMICONDUCTORS—1.02%
Advanced Micro Devices Inc. (1) (2)	440	7,401
Advanced Semiconductor Engineering Inc. ADR (1)	586	1,975
Agere Systems Inc. Class A (1)	1,225	1,482
Agere Systems Inc. Class B (1)	1,043	1,199
Analog Devices Inc.	385	15,500
Freescale Semiconductor Inc. Class A (1)	125	1,943
Infineon Technologies AG ADR (1)	605	6,613
International Rectifier Corp. (1)	94	3,737
MEMC Electronic Materials Inc. (1)	226	2,124
Micron Technology Inc. (1)	738	8,989
National Semiconductor Corp. (1) (2)	449	7,498
Semiconductor Manufacturing International Corp. ADR (1)	423	4,564
STMicroelectronics NV NYS	615	11,384
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,576	27,070
Teradyne Inc. (1)	133	2,202
Texas Instruments Inc.	1,785	43,643
United Microelectronics Corp. ADR (1)	2,683	9,391
Zarlink Semiconductor Inc. (Canada) (1)	130	364

		157,079

SOFTWARE—0.97%
Automatic Data Processing Inc.	610	26,468
BMC Software Inc. (1)	230	4,352
Certegy Inc.	65	2,298
Computer Associates International Inc. (2)	480	13,301
Dun & Bradstreet Corp. (1)	75	4,242
eFunds Corp. (1)	50	985
Fair Isaac Corp.	117	3,533
First Data Corp.	886	36,574
Global Payments Inc.	30	1,643
IMS Health Inc.	245	5,189
Keane Inc. (1)	60	949
Konami Corp. ADR	90	2,027
Midway Games Inc. (1)	30	284
MSC.Software Corp. (1)	30	261
SAP AG ADR (2)	850	36,253
Satyam Computer Services Ltd. ADR	165	4,335
Schawk Inc.	5	83
Sybase Inc. (1)	100	1,583
SYNNEX Corp. (1)	25	493
Total System Services Inc.	40	944
Wipro Ltd. ADR (2)	120	2,560

		148,357

TELECOMMUNICATIONS—7.83%
Alcatel SA ADR (1) (2)	1,185	17,313
Alltel Corp.	298	16,369
Amdocs Ltd. (1)	172	4,326
America Movil SA de CV ADR Series L	352	15,488
American Tower Corp. Class A (1)	220	3,782
Anixter International Inc.	35	1,352
APT Satellite Holdings Ltd. ADR (1)	20	29
Asia Satellite Telecommunications Holdings Ltd. ADR	10	193
AT&T Corp.	815	13,945
Avaya Inc. (1)	455	6,552
BCE Inc. (Canada) (2)	955	22,175
BellSouth Corp.	1,890	50,406
British Telecom PLC ADR	890	30,678
Cable & Wireless PLC ADR	820	4,715
CenturyTel Inc.	140	4,493
Chilesat Corp. SA ADR (1) (3)	5	12
China Eastern Airlines Corp. Ltd. ADR (1)	15	287
China Mobile Hong Kong Ltd. ADR	850	12,368
China Telecom Corp. Ltd. ADR	143	4,582
China Unicom Ltd. ADR	290	2,074
Cincinnati Bell Inc. (1)	250	853
Citizens Communications Co.	295	3,953
CommScope Inc. (1) (2)	50	901
Companhia Anonima Nacional Telefonos de Venezuela ADR	55	1,265
Compania de Telecomunicaciones de Chile SA ADR (2)	130	1,343
Corning Inc. (1)	1,390	15,916
Crown Castle International Corp. (1) (2)	225	3,445
Deutsche Telekom AG ADR (1) (2)	2,480	47,790
Enterasys Networks Inc. (1)	182	255
France Telecom SA ADR	1,357	39,014
Harris Corp.	70	4,307
Hellenic Telecommunications Organization SA (Greece)	580	4,391
Hutchison Telecommunications International Ltd. ADR	137	1,384
Hypercom Corp. (1)	35	227
IDT Corp. (1)	20	263
IDT Corp. Class B (1)	45	622
Infonet Services Corp. Class B (1)	70	127
KT Corp. ADR (2)	290	5,353
Lucent Technologies Inc. (1) (2)	4,395	15,602
Mahanagar Telephone Nigam Ltd. ADR	110	869
MasTec Inc. (1)	30	207
Matav Rt ADR	90	1,894
mmO2 PLC ADR (1)	895	17,220
Mobile Telesystems ADR	25	3,628
Motorola Inc.	2,400	41,424
New Skies Satellites NV ADR	105	831
Nippon Telegraph & Telephone Corp. ADR	1,085	23,056
Nokia OYJ ADR	4,827	74,432
Nortel Networks Corp. (Canada) (1)	4,290	14,543
NTT DoCoMo Inc. ADR	1,985	35,035
PCCW Ltd. ADR (1)	395	2,362
Philippine Long Distance Telephone Co. ADR (1)	130	3,263
Plantronics Inc.	45	1,958
Portugal Telecom SGPS ADR	1,170	13,244

Price Communications Corp. (1)	42	669
PT Indonesian Satellite Corp. Tbk ADR	45	1,175
PT Telekomunikasi Indonesia ADR	210	4,005
Qwest Communications International Inc. (1) (2)	1,490	5,096

Rogers Wireless Communications Inc. (Canada) (1)	15	540
Rostelecom ADR	60	846
Royal KPN NV ADR	2,070	16,560
SBC Communications Inc.	3,415	86,263
Scientific-Atlanta Inc.	155	4,245
SK Telecom Co. Ltd. ADR	555	10,950
SpectraSite Inc. (1)	49	2,514
Spirent PLC ADR (1)	185	855
Sprint Corp. (FON Group)	1,340	28,073
Swisscom AG ADR (2)	255	9,221
TDC A/S ADR (2)	260	4,857
Telecom Argentina SA ADR (1)	80	851
Telecom Corp. of New Zealand Ltd. ADR	250	7,948
Telecom Italia SpA ADR	880	29,392
Telefonica de Argentina SA ADR (1)	5	38
Telefonica Moviles SA ADR	340	3,842
Telefonica SA ADR (2)	1,491	74,297
Telefonos de Mexico ADR	345	11,813
Telekom Austria AG ADR	135	4,069
Telkom SA Ltd. ADR	45	2,554
Telstra Corp. Ltd. ADR	455	7,944
TELUS Corp. (Canada)	165	3,777
Turkcell Iletisim Hizmetleri AS ADR	162	2,479
Verizon Communications Inc.	2,803	109,597
Videsh Sanchar Nigam Ltd. ADR	40	304
Vimpel-Communications ADR (1)	30	3,420
Vodafone Group PLC ADR (2)	6,743	173,902

		1,204,212

TEXTILES—0.03%
Angelica Corp.	10	240
Culp Inc. (1)	10	60
Mohawk Industries Inc. (1)	55	4,679
UniFirst Corp.	10	266

		5,245

TOYS, GAMES & HOBBIES—0.08%
Action Performance Companies Inc. (2)	15	139
Boyds Collection Ltd. (The) (1)	25	77
Department 56 Inc. (1)	15	226
Hasbro Inc.	160	2,830
LeapFrog Enterprises Inc. (1) (2)	30	366
Marvel Enterprises Inc. (1)	70	1,078
Mattel Inc.	445	7,792

		12,508

TRANSPORTATION—1.21%
Airnet Systems Inc. (1)	10	42
Burlington Northern Santa Fe Corp.	385	16,097
Canadian National Railway Co. (Canada)	295	15,945
Canadian Pacific Railway Ltd. (Canada)	165	4,661
CHC Helicopter Corp. Class A (Canada)	15	560
CNF Inc.	50	2,189
CP Ships Ltd. (Canada)	90	1,129
CSX Corp.	220	8,030
FedEx Corp.	285	25,969

Florida East Coast Industries Inc.	15	568
Frontline Ltd.	45	2,254
General Maritime Corp. (1) (2)	67	2,546
Genesee & Wyoming Inc. Class A (1)	20	506
Grupo TMM SA ADR (1)	30	75
Guangshen Railway Co. Ltd. ADR	30	420
International Shipholding Corp. (1)	5	69
Kansas City Southern Industries Inc. (1) (2)	65	1,102
Kirby Corp. (1)	20	840
Laidlaw International Inc. (1)	105	1,750
Maritrans Inc.	10	170
Norfolk Southern Corp.	405	13,750
Offshore Logistics Inc. (1)	20	723
OMI Corp. (2)	156	2,800
Overseas Shipholding Group Inc.	25	1,424
RailAmerica Inc. (1)	30	333
Ryder System Inc.	65	3,257
Sea Containers Ltd. Class A	20	307
Ship Finance International Ltd.	15	302
SIRVA Inc. (1)	75	1,800
Stelmar Shipping Ltd.	15	579
Teekay Shipping Corp.	81	3,742
Todd Shipyards Corp.	5	78
TPG NV ADR	325	7,849
Tsakos Energy Navigation Ltd. (Greece)	20	748
Union Pacific Corp.	265	16,687
United Parcel Service Inc. Class B	594	47,033

		186,334

TRUCKING & LEASING—0.01%
GATX Corp.	40	1,091
Greenbrier Companies Inc. (The)	5	123

		1,214

WATER—0.26%
American States Water Co.	15	369
Aqua America Inc.	95	2,077
California Water Service Group (2)	15	442
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	35	352
Suez SA ADR	960	22,560
United Utilities PLC ADR	285	6,110
Veolia Environnement ADR	265	8,030

		39,940

TOTAL COMMON STOCKS (Cost: $14,821,704)		15,357,271

Security	Shares	Value
PREFERRED STOCKS—0.00%

REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Inc. Class A	10	284

		284

TOTAL PREFERRED STOCKS (Cost: $290)		284

Security	Principal	Value
CORPORATE BONDS & NOTES—0.01%

METAL FABRICATE & HARDWARE—0.01%
Mueller Industries Inc.
6.00%, 11/01/14 (3)	$298	292

		292

TOTAL CORPORATE BONDS & NOTES (Cost: $297)		292

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—9.96%

COMMERCIAL PAPER—1.69%

Amsterdam Funding Corp.
1.79%, 11/08/04 (5)	$7,578	7,575
Aspen Funding Corp.
1.85%, 11/01/04 (5)	28,997	28,997
Barton Capital Corp.
1.78%, 11/04/04 (5)	8,730	8,728
1.79%, 11/08/04 (5)	7,930	7,928
CRC Funding LLC
1.78%, 11/09/04 (5)	5,052	5,050
Delaware Funding Corp.
1.78%, 11/10/04 (5)	5,557	5,555
Edison Asset Securitization
1.45%, 11/09/04 (5)	10,103	10,100
1.59%, 12/02/04 (5)	10,103	10,090
Eureka Securitization Inc.
1.79%, 11/01/04 (5)	4,292	4,292
Ford Credit Auto Receivables
1.85%, 01/14/05 (5)	5,052	5,032
Grampian Funding LLC
1.59%, 11/30/04 (5)	5,052	5,045
Liberty Street Funding Corp.
1.80%, 11/12/04 (5)	2,526	2,524
Nationwide Building Society
1.63%, 12/09/04 (5)	8,386	8,372
Polonius Inc.
1.79%, 11/12/04 (5)	5,052	5,049
Prudential Funding LLC
1.60%, 12/01/04 (5)	5,052	5,045
1.85%, 11/01/04 (5)	25,259	25,259
Ranger Funding Co. LLC
1.79%, 11/01/04 (5)	5,792	5,792
Scaldis Capital LLC
1.78%, 11/08/04 (5)	22,733	22,725
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (5)	5,910	5,907
UBS Finance (Delaware)
1.11%, 12/17/04 (5)	15,155	15,134
1.85%, 11/01/04 (5)	50,517	50,517

Windmill Funding Corp.
1.79%, 11/02/04 (5)	1,516	1,515
1.79%, 11/03/04 (5)	6,062	6,061
1.79%, 11/08/04 (5)	7,355	7,353

		259,645

FLOATING RATE NOTES—3.00%

American Express Credit Corp.
1.95%, 10/26/05 (5)	10,103	10,109
Bank of Nova Scotia
1.85%, 09/26/05 (5)	2,526	2,525
Beta Finance Inc.
1.78%, 05/04/05 (5) (6)	6,062	6,061
1.89%, 09/23/05 (5) (6)	9,093	9,090
1.89%, 09/27/05 (5) (6)	8,083	8,080
1.91%, 03/15/05 (5) (6)	5,052	5,053
2.04%, 10/27/05 (5) (6)	9,598	9,609
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (5)	15,155	15,151
1.90%, 10/31/05 (5)	10,103	10,101
CC USA Inc.
1.78%, 05/04/05 (5) (6)	10,103	10,102
2.06%, 07/29/05 (5) (6)	10,103	10,101
Den Danske Bank NY
1.79%, 08/12/05 (5)	10,103	10,101
1.87%, 08/26/05 (5)	10,103	10,101
2.00%, 10/17/05 (5)	10,103	10,101
Depfa Bank PLC
1.86%, 09/15/05 (5)	10,103	10,103
Dorada Finance Inc.
2.06%, 07/29/05 (5) (6)	8,386	8,384
Five Finance Inc.
1.91%, 04/29/05 (5) (6)	8,083	8,082
HBOS Treasury Services PLC
1.96%, 04/22/05 (5)	10,103	10,103
K2 USA LLC
1.81%, 09/12/05 (5) (6)	10,103	10,102
1.82%, 06/10/05 (5) (6)	10,103	10,103
1.89%, 10/20/05 (5) (6)	10,103	10,104
2.05%, 07/25/05 (5) (6)	5,052	5,051
Links Finance LLC
1.82%, 04/15/05 (5) (6)	10,103	10,102
2.12%, 04/25/05 (5)	10,103	10,107
National City Bank (Ohio)
1.79%, 08/09/05 (5)	10,103	10,101
1.85%, 06/10/05 (5)	5,052	5,053
1.86%, 06/23/05 (5)	10,103	10,101
Nationwide Building Society
1.96%, 10/28/05 (5) (6)	17,176	17,179
Norddeutsche Landesbank
2.04%, 07/27/05 (5)	10,103	10,101
Northern Rock PLC
1.90%, 10/25/05 (5) (6)	20,207	20,207
2.02%, 01/13/05 (5) (6)	9,598	9,598
Permanent Financing PLC
1.81%, 03/10/05 (5)	10,103	10,103
1.82%, 12/10/04 (5)	5,052	5,052
1.84%, 06/10/05 (5)	4,547	4,547
Sigma Finance Inc.
1.84%, 11/15/04 (5)	10,103	10,103

1.86%, 08/17/05 (5)	5,052	5,052
1.86%, 09/15/05 (5)	12,629	12,630
Tango Finance Corp.
1.66%, 05/17/05 (5) (6)	8,386	8,386
1.70%, 02/25/05 (5) (6)	5,658	5,658
1.80%, 04/07/05 (5) (6)	3,708	3,708
1.83%, 01/18/05 (5) (6)	4,446	4,446
1.84%, 09/15/05 (5) (6)	8,891	8,890
1.90%, 07/25/05 (5) (6)	10,103	10,103
WhistleJacket Capital LLC
1.83%, 07/15/05 (5) (6)	7,578	7,576
1.83%, 09/15/05 (5)	7,578	7,576
1.83%, 10/14/05 (5) (6)	5,052	5,051
1.84%, 06/15/05 (5) (6)	5,052	5,051
White Pine Finance LLC
1.68%, 05/20/05 (5)	4,547	4,546
1.80%, 07/05/05 (5)	5,052	5,051
1.82%, 04/15/05 (5) (6)	7,578	7,577
1.83%, 11/15/04 (5) (6)	6,062	6,062
1.84%, 06/15/05 (5) (6)	4,142	4,142
1.89%, 03/29/05 (5)	4,344	4,344
1.90%, 08/26/05 (5) (6)	5,052	5,051
2.02%, 07/11/05 (5)	2,526	2,526
Winston Funding Ltd.
2.16%, 01/23/05 (5) (6)	7,214	7,214

		461,311

MEDIUM-TERM NOTES—0.21%

CC USA Inc.
1.29%, 04/15/05 (5) (6)	10,103	10,103
1.51%, 02/15/05 (5) (6)	6,567	6,570
Dorada Finance Inc.
1.48%, 01/18/05 (5) (6)	7,578	7,577
K2 USA LLC
1.46%, 01/12/05 (5) (6)	5,052	5,052
WhistleJacket Capital LLC
1.32%, 02/04/05 (5) (6)	2,526	2,526

		31,828

MONEY MARKET FUNDS—2.09%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (5)	40,414	40,414
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4) (5)	163,779	163,779
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (4) (5)	111,138	111,138
BlackRock Temp Cash Money Market Fund (5)	2,264	2,264
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	4,123	4,123

		321,718

REPURCHASE AGREEMENTS—1.58%

Banc of America Securities LLC
1.86%, 11/01/04 (5) (7)	40,414	40,414
Bank of America N.A.
1.86%, 11/01/04 (5) (7)	101,035	101,035
Goldman Sachs & Co.
1.86%, 11/01/04 (5) (7)	101,035	101,035

		242,484

TIME DEPOSITS—1.15%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (5)	10,103	10,103
1.33%, 02/10/05 (5)	5,052	5,051
1.39%, 02/02/05 (5)	5,052	5,052
1.39%, 04/08/05 (5)	7,072	7,072
Bank of New York
1.39%, 11/01/04 (5)	10,103	10,103
1.60%, 12/03/04 (5)	2,526	2,526
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (5)	2,526	2,526
HBOS Treasury Services PLC
1.24%, 04/01/05 (5)	6,466	6,466
Key Bank N.A.
1.81%, 11/01/04 (5)	13,134	13,134
National City Bank (Ohio)
1.25%, 01/06/05 (5)	10,103	10,104
Nordea Bank PLC
2.11%, 06/07/05 (5)	10,103	10,102
Rabobank Nederland NV NY
1.85%, 11/01/04 (5)	20,207	20,207
Toronto-Dominion Bank
1.22%, 03/23/05 (5)	17,681	17,680
1.34%, 02/10/05 (5)	4,041	4,041
1.41%, 11/01/04 (5)	7,578	7,578
1.77%, 05/10/05 (5)	5,052	5,051
1.90%, 05/11/05 (5)	5,052	5,051
World Savings Bank FSB
1.76%, 11/12/04 (5)	35,867	35,867

		177,714
U.S. GOVERNMENT AGENCY NOTES—0.24%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (5)	7,072	7,083
1.80%, 01/18/05 (5)	4,698	4,680
1.80%, 01/19/05 (5)	5,052	5,032
2.06%, 05/31/05 (5)	5,037	4,976
Federal National Mortgage Association
2.33%, 07/22/05 (5)	15,155	14,898

		36,669

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,531,369)		1,531,369

TOTAL INVESTMENTS IN SECURITIES —109.87% (Cost: $16,353,660) (8)		16,889,216
Other Assets, Less Liabilities —(9.87%)		(1,516,591)

NET ASSETS —100.00%		$15,372,625

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts
NVS	- Non-Voting Shares
NYS	- New York Registered Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(6)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(8)	As of October 31, 2004, the cost of investments for federal income tax purposes was $16,355,948. Net unrealized appreciation on securities based on tax cost was $533,268, resulting from gross unrealized appreciation on securities of $1,092,767 and gross unrealized depreciation on securities of $559,499.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2004

Security	Shares	Value
COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—1.76%
Boeing Co. (The)	2,595	$129,490
Lockheed Martin Corp.	1,284	70,736
United Technologies Corp. (1)	1,849	171,624

		371,850

AGRICULTURE—1.70%
Altria Group Inc.	7,421	359,622

		359,622

AUTO MANUFACTURERS—0.70%
Ford Motor Co.	6,400	83,392
General Motors Corp. (1)	1,681	64,803

		148,195

BANKS—8.34%
Bank of America Corp.	14,718	659,219
Bank of New York Co. Inc. (The)	2,813	91,310
National City Corp.	2,112	82,305
SunTrust Banks Inc.	1,240	87,271
U.S. Bancorp	6,792	194,319
Wachovia Corp.	5,812	286,009
Wells Fargo & Co.	6,104	364,531

		1,764,964

BEVERAGES—3.68%
Anheuser-Busch Companies Inc.	2,896	144,655
Coca-Cola Co. (The)	8,132	330,647
PepsiCo Inc.	6,126	303,727

		779,029

BIOTECHNOLOGY—0.36%
Genentech Inc. (2)	1,692	77,037

		77,037

CHEMICALS—1.46%
Dow Chemical Co. (The)	3,409	153,200
Du Pont (E.I.) de Nemours and Co. (1)	3,623	155,318

		308,518

COMMERCIAL SERVICES—0.36%
Cendant Corp.	3,684	75,854

		75,854

COMPUTERS—4.05%
EMC Corp. (1) (2)	8,768	112,844
Hewlett-Packard Co. (1)	9,938	185,443
International Business Machines Corp.	6,225	558,694

		856,981

COSMETICS & PERSONAL CARE—3.80%
Colgate-Palmolive Co.	1,925	85,894

Gillette Co. (The)	3,307	137,174
Kimberly-Clark Corp.	1,786	106,571
Procter & Gamble Co. (1)	9,300	475,974

		805,613

DIVERSIFIED FINANCIAL SERVICES—12.09%
American Express Co.	4,062	215,570
Citigroup Inc.	18,713	830,296
Federal Home Loan Mortgage Corp.	2,488	165,701
Federal National Mortgage Association	3,500	245,525
Goldman Sachs Group Inc. (The)	1,493	146,881
JP Morgan Chase & Co. (1)	12,886	497,400
MBNA Corp.	4,107	105,262
Merrill Lynch & Co. Inc.	3,111	167,807
Morgan Stanley	3,621	184,997

		2,559,439

ELECTRIC—1.61%
Dominion Resources Inc.	1,200	77,184
Duke Energy Corp. (1)	3,395	83,279
Exelon Corp.	2,401	95,128
Southern Co. (The)	2,672	84,408

		339,999

ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Emerson Electric Co.	1,534	98,253

		98,253

FOOD—0.35%
Sysco Corp.	2,325	75,028

		75,028

FOREST PRODUCTS & PAPER—0.32%
International Paper Co.	1,763	67,893

		67,893

HEALTH CARE-PRODUCTS—4.48%
Alcon Inc.	280	19,936
Boston Scientific Corp. (2)	2,192	77,378
Johnson & Johnson	10,739	626,943
Medtronic Inc.	4,372	223,453

		947,710

HEALTH CARE-SERVICES—1.11%
HCA Inc. (1)	1,669	61,302
UnitedHealth Group Inc.	2,400	173,760

		235,062

INSURANCE—4.26%
Allstate Corp. (The)	2,521	121,235
American International Group Inc.	8,280	502,679
Marsh & McLennan Companies Inc.	1,787	49,428
MetLife Inc.	1,516	58,139
Prudential Financial Inc.	1,886	87,642
St. Paul Travelers Companies Inc.	2,411	81,878

		901,001

LEISURE TIME—0.37%
Carnival Corp.	1,545	78,115

		78,115

MACHINERY—0.47%
Caterpillar Inc.	1,242	100,031

		100,031

MANUFACTURING—9.04%
General Electric Co. (1)	38,211	1,303,759
Honeywell International Inc.	2,850	95,988
Illinois Tool Works Inc. (1)	943	87,020
3M Co.	2,598	201,527
Tyco International Ltd.	7,262	226,211

		1,914,505

MEDIA—4.41%
Clear Channel Communications Inc. (1)	1,964	65,598
DIRECTV Group Inc. (The) (1) (2)	3,304	55,408
Gannett Co. Inc.	992	82,286
Liberty Media Corp. Class A	8,962	79,941
Time Warner Inc. (2)	15,913	264,792
Viacom Inc. Class B	5,417	197,666
Walt Disney Co. (The)	7,447	187,813

		933,504

MINING—0.48%
Alcoa Inc.	3,154	102,505

		102,505

OIL & GAS—8.34%
ChevronTexaco Corp.	7,741	410,737
ConocoPhillips	2,266	191,046
Exxon Mobil Corp.	23,668	1,164,939

		1,766,722

OIL & GAS SERVICES—0.64%
Schlumberger Ltd.	2,143	134,880

		134,880

PHARMACEUTICALS—9.73%
Abbott Laboratories	5,644	240,604
Bristol-Myers Squibb Co.	7,029	164,689
Cardinal Health Inc.	1,551	72,509
Forest Laboratories Inc. (2)	1,342	59,853
Lilly (Eli) & Co. (1)	3,489	191,581
Merck & Co. Inc. (1)	8,022	251,169
Pfizer Inc.	27,322	790,972
Schering-Plough Corp.	5,353	96,943
Wyeth	4,840	191,906

		2,060,226

RETAIL—6.65%
Home Depot Inc.(1)	8,039	330,242
Lowe’s Companies Inc.	2,584	145,428
McDonald’s Corp. (1)	4,566	133,099
Target Corp. (1)	3,002	150,160
Walgreen Co.	3,726	133,726
Wal-Mart Stores Inc.	9,540	514,397

		1,407,052

SAVINGS & LOANS—0.58%
Washington Mutual Inc.	3,152	122,014

		122,014

SEMICONDUCTORS—0.72%
Texas Instruments Inc.	6,254	152,910

		152,910

SOFTWARE—1.04%
Automatic Data Processing Inc.	2,138	92,768
First Data Corp. (1)	3,099	127,927

		220,695

TELECOMMUNICATIONS—5.26%
BellSouth Corp.	6,640	177,089
Motorola Inc.	8,468	146,158
SBC Communications Inc.	11,977	302,539
Sprint Corp. (FON Group)	4,568	95,700
Verizon Communications Inc. (1)	10,014	391,547

		1,113,033

TRANSPORTATION—1.27%
FedEx Corp.	1,089	99,230
United Parcel Service Inc. Class B	2,132	168,812

		268,042

TOTAL COMMON STOCKS (Cost: $21,540,829)		21,146,282

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—7.03%

COMMERCIAL PAPER—1.19%

Amsterdam Funding Corp.
1.79%, 11/08/04 (3)	$7,365	7,363
Aspen Funding Corp.
1.85%, 11/01/04 (3)	28,185	28,185
Barton Capital Corp.
1.78%, 11/04/04 (3)	8,485	8,484
1.79%, 11/08/04 (3)	7,708	7,705
CRC Funding LLC
1.78%, 11/09/04 (3)	4,910	4,908
Delaware Funding Corp.
1.78%, 11/10/04 (3)	5,401	5,399
Edison Asset Securitization
1.45%, 11/09/04 (3)	9,821	9,817
1.59%, 12/02/04 (3)	9,821	9,807
Eureka Securitization Inc.
1.79%, 11/01/04 (3)	4,172	4,172
Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	4,910	4,892
Grampian Funding LLC
1.59%, 11/30/04 (3)	4,910	4,904
Liberty Street Funding Corp.
1.80%, 11/12/04 (3)	2,455	2,454
Nationwide Building Society
1.63%, 12/09/04 (3)	8,151	8,138
Polonius Inc.
1.79%, 11/12/04 (3)	4,910	4,908
Prudential Funding LLC
1.60%, 12/01/04 (3)	4,910	4,904
1.85%, 11/01/04 (3)	24,552	24,552
Ranger Funding Co. LLC
1.79%, 11/01/04 (3)	5,630	5,630
Scaldis Capital LLC
1.78%, 11/08/04 (3)	22,096	22,089
Thames Asset Global Securitization No. 1 Inc.
1.81%, 11/12/04 (3)	5,745	5,742
UBS Finance (Delaware)
1.11%, 12/17/04 (3)	14,731	14,710
1.85%, 11/01/04 (3)	49,103	49,103

Windmill Funding Corp.
1.79%, 11/02/04 (3)	1,473	1,473
1.79%, 11/03/04 (3)	5,892	5,892
1.79%, 11/08/04 (3)	7,149	7,147

		252,378

FLOATING RATE NOTES—2.12%

American Express Credit Corp.
1.95%, 10/26/05 (3)	9,821	9,826
Bank of Nova Scotia
1.85%, 09/26/05 (3)	2,455	2,454
Beta Finance Inc.
1.78%, 05/04/05 (3) (4)	5,892	5,892
1.89%, 09/23/05 (3) (4)	8,839	8,835
1.89%, 09/27/05 (3) (4)	7,857	7,854
1.91%, 03/15/05 (3) (4)	4,910	4,912
2.04%, 10/27/05 (3) (4)	9,330	9,340
Canadian Imperial Bank of Commerce
1.79%, 09/13/05 (3)	14,731	14,727
1.90%, 10/31/05 (3)	9,821	9,818
CC USA Inc.
1.78%, 05/04/05 (3) (4)	9,821	9,820
2.06%, 07/29/05 (3) (4)	9,821	9,818
Den Danske Bank NY
1.79%, 08/12/05 (3)	9,821	9,818
1.87%, 08/26/05 (3)	9,821	9,818
2.00%, 10/17/05 (3)	9,821	9,818
Depfa Bank PLC
1.86%, 09/15/05 (3)	9,821	9,821
Dorada Finance Inc.
2.06%, 07/29/05 (3) (4)	8,151	8,149
Five Finance Inc.
1.91%, 04/29/05 (3) (4)	7,857	7,856
HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	9,821	9,821
K2 USA LLC
1.81%, 09/12/05 (3) (4)	9,821	9,819
1.82%, 06/10/05 (3) (4)	9,821	9,820
1.89%, 10/20/05 (3) (4)	9,821	9,821
2.05%, 07/25/05 (3) (4)	4,910	4,910
Links Finance LLC
1.82%, 04/15/05 (3) (4)	9,821	9,820
2.12%, 04/25/05 (3)	9,821	9,824
National City Bank (Ohio)
1.79%, 08/09/05 (3)	9,821	9,818
1.85%, 06/10/05 (3)	4,910	4,911
1.86%, 06/23/05 (3)	9,821	9,819
Nationwide Building Society
1.96%, 10/28/05 (3) (4)	16,695	16,697
Norddeutsche Landesbank
2.04%, 07/27/05 (3)	9,821	9,818
Northern Rock PLC
1.90%, 10/25/05 (3) (4)	19,641	19,641
2.02%, 01/13/05 (3) (4)	9,330	9,330
Permanent Financing PLC
1.81%, 03/10/05 (3)	9,821	9,821
1.82%, 12/10/04 (3)	4,910	4,910
1.84%, 06/10/05 (3)	4,419	4,419
Sigma Finance Inc.
1.84%, 11/15/04 (3)	9,821	9,821
1.86%, 08/17/05 (3)	4,910	4,911
1.86%, 09/15/05 (3)	12,276	12,277

Tango Finance Corp.
1.66%, 05/17/05 (3) (4)	8,151	8,151
1.70%, 02/25/05 (3) (4)	5,500	5,500
1.80%, 04/07/05 (3) (4)	3,604	3,604
1.83%, 01/18/05 (3) (4)	4,321	4,321
1.84%, 09/15/05 (3) (4)	8,642	8,641
1.90%, 07/25/05 (3) (4)	9,821	9,820
WhistleJacket Capital LLC
1.83%, 07/15/05 (3) (4)	7,365	7,364
1.83%, 09/15/05 (3)	7,365	7,364
1.83%, 10/14/05 (3) (4)	4,910	4,910
1.84%, 06/15/05 (3) (4)	4,910	4,910
White Pine Finance LLC
1.68%, 05/20/05 (3)	4,419	4,419
1.80%, 07/05/05 (3)	4,910	4,910
1.82%, 04/15/05 (3) (4)	7,365	7,365
1.83%, 11/15/04 (3) (4)	5,892	5,892
1.84%, 06/15/05 (3) (4)	4,026	4,026
1.89%, 03/29/05 (3)	4,223	4,222
1.90%, 08/26/05 (3) (4)	4,910	4,910
2.02%, 07/11/05 (3)	2,455	2,455
Winston Funding Ltd.
2.16%, 01/23/05 (3) (4)	7,012	7,012

		448,400

MEDIUM-TERM NOTES—0.15%

CC USA Inc.
1.29%, 04/15/05 (3) (4)	9,821	9,820
1.51%, 02/15/05 (3) (4)	6,383	6,386
Dorada Finance Inc.
1.48%, 01/18/05 (3) (4)	7,365	7,365
K2 USA LLC
1.46%, 01/12/05 (3) (4)	4,910	4,910
WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (4)	2,455	2,455

		30,936

MONEY MARKET FUNDS—1.47%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	39,283	39,283
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (5)	158,387	158,387
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (5)	108,027	108,027
BlackRock Temp Cash Money Market Fund (3)	2,201	2,201
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	4,008	4,008

		311,906

REPURCHASE AGREEMENTS—1.11%

Banc of America Securities LLC
1.86%, 11/01/04 (3) (6)	39,283	39,283
Bank of America N.A.
1.86%, 11/01/04 (3) (6)	98,206	98,206
Goldman Sachs & Co.
1.86%, 11/01/04 (3) (6)	98,206	98,206

		235,695

TIME DEPOSITS—0.82%

Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	9,821	9,816

1.33%, 02/10/05 (3)	4,910	4,910
1.39%, 02/02/05 (3)	4,910	4,910
1.39%, 04/08/05 (3)	6,874	6,874
Bank of New York
1.39%, 11/01/04 (3)	9,821	9,821
1.60%, 12/03/04 (3)	2,455	2,455
Canadian Imperial Bank of Commerce
1.38%, 11/22/04 (3)	2,455	2,455
HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	6,285	6,285
Key Bank N.A.
1.81%, 11/01/04 (3)	12,767	12,767
National City Bank (Ohio)
1.25%, 01/06/05 (3)	9,821	9,821
Nordea Bank PLC
2.11%, 06/07/05 (3)	9,821	9,819
Rabobank Nederland NV NY
1.85%, 11/01/04 (3)	19,641	19,641
Toronto-Dominion Bank
1.22%, 03/23/05 (3)	17,186	17,185
1.34%, 02/10/05 (3)	3,928	3,928
1.41%, 11/01/04 (3)	7,365	7,365
1.77%, 05/10/05 (3)	4,910	4,910
1.90%, 05/11/05 (3)	4,910	4,910
World Savings Bank FSB
1.76%, 11/12/04 (3)	34,863	34,864

		172,736

U.S. GOVERNMENT AGENCY NOTES—0.17%

Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	6,874	6,884
1.80%, 01/18/05 (3)	4,567	4,549
1.80%, 01/19/05 (3)	4,910	4,891
2.06%, 05/31/05 (3)	4,896	4,837
Federal National Mortgage Association
2.33%, 07/22/05 (3)	14,731	14,481

		35,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,487,693)		1,487,693

TOTAL INVESTMENTS IN SECURITIES — 106.92% (Cost: $23,028,522 (7)		22,633,975
Other Assets, Less Liabilities — (6.92%)		(1,465,063)

NET ASSETS — 100.00%		$21,168,912

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.57% to 8.00% and maturity dates ranging from 6/1/14 to 10/1/34.
(7)	As of October 31, 2004, the cost of investments for federal income tax purposes was $23,037,440. Net unrealized depreciation on securities based on tax cost was $403,465, resulting from gross unrealized appreciation on securities of $916,260 and gross unrealized depreciation on securities of $1,319,725.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

I. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2004, the Trust offered 73 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares FTSE/Xinhua China 25, iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources, iShares MSCI EAFE, iShares NYSE Composite and the iShares NYSE 100 Index Funds (each a “Fund,” collectively the “Funds”). The iShares FTSE/Xinhua China 25 Index Fund commenced operations on October 5, 2004.

SECURITY VALUATION

The securities of each Fund for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange are valued at the last sale price on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at the latest quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price or, in the absence of any sale on the valuation date, at the latest quoted bid price, which is obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the latest quoted bid price, which are obtained from one or more reputable independent pricing services. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Short-term investments and debt securities maturing in 60 days or less are valued at amortized cost.

Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, are valued at the investment company’s published net asset value per share.

Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies generally are translated into U.S. dollars at the prevailing rates of exchange at the end of each U.S. business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2004, a portion of the Funds’ cash collateral for securities on loan was invested in repurchase agreements as disclosed in the Funds’ Schedules of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI EAFE Index Fund and the iShares NYSE Composite Index Fund seek to match the price performance of its benchmark index by investing in common stocks included in its benchmark index, these Funds held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF, and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF, and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment of each Fund in shares of issuers of which BGFA is an affiliate, for the quarter ended October 31, 2004, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income
FTSE/Xinhua China 25 (a)
IMMF	—	569	540	29	$29,154	$162
Goldman Sachs Networking
IMMF	68	132	157	43	42,527	133
Goldman Sachs Semiconductor
IMMF	76	408	405	79	78,680	251
Goldman Sachs Software
IMMF	69	48	107	10	9,970	108
Goldman Sachs Natural Resources
IMMF	157	1,640	1,769	28	28,283	746
MSCI EAFE
IMMF	4,082	21,636	20,163	5,555	5,554,636	29,052
Barclays PLC	7,505	750	—	8,255	80,469,751	1,257,737
NYSE Composite
IMMF	5	176	169	12	12,391	55
Barclays PLC	2	—	—	2	66,885	1,122
NYSE 100
IMMF	34	346	369	11	11,229	67

(a)	The beginning of the period is October 5, 2004, the inception date of the Fund.

Certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of October 31, 2004, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	December 21, 2004

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	December 21, 2004